     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      REGISTRATION NO. 333-82611
                                                                        811-8722

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                            ------------------------

                                    FORM S-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3

                            ------------------------

                            PROVIDENTMUTUAL VARIABLE
                             LIFE SEPARATE ACCOUNT
                             (EXACT NAME OF TRUST)

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 452-4000

                             JAMES BERNSTEIN, ESQ.,
              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                          1000 CHESTERBROOK BOULEVARD
                           BERWYN, PENNSYLVANIA 19312
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                            DAVID S. GOLDSTEIN, ESQ.

                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, DC 20004-2415

It is proposed that this filing will become effective (check appropriate box):

     [ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.

     [X]  On May 1, 2002 pursuant to paragraph (b) of Rule 485.

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     [ ]  On         pursuant to paragraph (a)(1) of Rule 485.

                        TITLE OF SECURITIES BEING REGISTERED:
 Interests in Flexible Premium Adjustable Survivorship Variable Life Insurance
                                    Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   PROSPECTUS
                                      FOR
                    FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP
                         VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY
              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA

PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA

      FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP
           VARIABLE LIFE INSURANCE POLICY

                      Issued by

   PROVIDENTMUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                         and

     PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF
                       AMERICA

              SERVICE CENTER          MAIN ADMINISTRATIVE OFFICE
           300 CONTINENTAL DRIVE       1000 CHESTERBROOK BLVD.
          NEWARK, DELAWARE 19713      BERWYN, PENNSYLVANIA 19312

              TELEPHONE: (800) 688-5177
                                                              PROSPECTUS


                                                             May 1, 2002



This prospectus describes a flexible premium adjustable survivorship variable life insurance policy ("Policy") issued by Providentmutual Life and Annuity Company of America (the "Company" or "PLACA"). The Policy, which is called a "survivorship" policy because it is issued on the lives of two insureds, is a long-term investment designed to provide significant life insurance benefits for the insureds. This prospectus provides information that a prospective owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.


You can allocate your Policy's values to:

      -- Providentmutual Variable Life Separate Account (the "Separate Account"), which invests in the portfolios listed on this page; or

      --  the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the Separate Account must accompany this prospectus. Please read these documents before investing and save them for future reference.

PLEASE NOTE THAT THE POLICIES AND THE PORTFOLIOS:

      --  ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;

      --  ARE NOT FEDERALLY INSURED;

      --  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND

      --  ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The following portfolios are available:

     -- THE MARKET STREET FUND
        All Pro Broad Equity Portfolio
        All Pro Large Cap Growth Portfolio
        All Pro Large Cap Value Portfolio
        All Pro Small Cap Growth Portfolio
        All Pro Small Cap Value Portfolio
        Equity 500 Index Portfolio
        International Portfolio
        Mid Cap Growth Portfolio
        Balanced Portfolio
        Bond Portfolio
        Money Market Portfolio

     -- THE ALGER AMERICAN FUND
        Small Capitalization Portfolio


     -- AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.


       VP International


       VP Ultra(R)


       VP Value



     -- DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)


       Appreciation Portfolio



     -- FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)


       Equity-Income Portfolio


       Growth Portfolio


       High Income Portfolio


       Overseas Portfolio


       Asset Manager(SM) Portfolio


       Contrafund(R) Portfolio


       Investment Grade Bond Portfolio

     -- JANUS ASPEN SERIES (SERVICE SHARES)


       Capital Appreciation Portfolio


       Global Technology Portfolio


       International Growth Portfolio


     -- NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
        Limited Maturity Bond Portfolio
        Partners Portfolio


     -- OPPENHEIMER VARIABLE ACCOUNT FUNDS


       Capital Appreciation Fund/VA


       Global Securities Fund/VA


       Main Street Growth & Income Fund/VA


     -- STRONG OPPORTUNITY FUND II, INC.
        Strong Opportunity Fund II

     -- STRONG VARIABLE INSURANCE FUNDS, INC.
        Strong Mid Cap Growth Fund II

     -- VAN ECK WORLDWIDE INSURANCE TRUST
        Worldwide Bond Portfolio
        Worldwide Emerging Markets Portfolio
        Worldwide Hard Assets Portfolio

        Worldwide Real Estate Portfolio

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GLOSSARY..............................    1
POLICY SUMMARY........................    4
  Premiums............................    4
  Investment Options..................    4
  Policy Account Value................    5
  Charges and Deductions..............    6
  Annual Portfolio Operating Expenses
     Table............................    7
  Surrenders and Partial
     Withdrawals......................    9
  Death Benefit.......................    9
  Transfers...........................   10
  Loans...............................   10
  Illustrations.......................   11
  Other Policies......................   11
  Sale of the Policies................   11
RISK SUMMARY..........................   12
THE COMPANY AND THE GUARANTEED
  ACCOUNT.............................   13
  Providentmutual Life and Annuity
     Company of America...............   13
  The Guaranteed Account..............   14
THE SEPARATE ACCOUNT AND THE
  PORTFOLIOS..........................   14
  The Separate Account................   14
  The Portfolios......................   16
  Addition, Deletion, or Substitution
     of Investments...................   21
THE POLICY............................   21
  Purchasing a Policy.................   21
  When Insurance Coverage Takes
     Effect...........................   22
  Canceling a Policy (Free Look
     Right)...........................   23
  Ownership Rights....................   23
PREMIUMS..............................   24
  Allocating Premiums.................   26
POLICY ACCOUNT VALUES.................   26
  Policy Account Value................   26
  Net Cash Surrender Value............   26
  Subaccount Value....................   27
  Unit Value..........................   27
  Guaranteed Account Value............   27
  Special Policy Account Value
     Credit...........................   28
CHARGES AND DEDUCTIONS................   28
  Premium Expense Charge..............   28
  Monthly Deduction...................   29
  Mortality and Expense Risk Charge...   30
  Surrender Charges...................   31
  Partial Withdrawal Charge...........   32
  Transfer Charge.....................   32
  Portfolio Expenses..................   32
  Charge Discounts for Sales to
     Certain Policies.................   32
DEATH BENEFIT.........................   33
  Insurance Proceeds..................   33
  Death Benefit Options...............   33
  Changing Death Benefit Options......   34
  Decreasing the Face Amount..........   35
  Settlement Options..................   35
SURRENDERS AND PARTIAL WITHDRAWALS....   35
  Surrenders..........................   35
  Partial Withdrawals.................   36
TRANSFERS.............................   37
  Dollar Cost Averaging...............   37
  Automatic Asset Rebalancing.........   38
LOANS.................................   39
  Effect of Policy Loans..............   40
POLICY LAPSE AND REINSTATEMENT........   41
  Lapse...............................   41
  Reinstatement.......................   41
FEDERAL TAX CONSIDERATIONS............   41
  Tax Treatment of Policy Benefits....   42
OTHER POLICY INFORMATION..............   45
  Payment of Policy Benefits..........   45
  The Policy..........................   46
  Telephone, Fax, and E-Mail
     Requests.........................   46
  Our Right to Contest the Policy.....   46
  Split Dollar Arrangements...........   47
  Suicide Exclusion...................   47
  Misstatement of Age or Sex..........   47
  Modifying the Policy................   48
  Delays in Payments We Make..........   48
  Additional Transfer Rights..........   48
  Reports to Owners...................   49
  Records.............................   49
  Policy Termination..................   49
  Supplemental Benefits and Riders....   49
PERFORMANCE DATA......................   52
ADDITIONAL INFORMATION................   52
  Sale of the Policies................   52
  Potential Conflicts of Interest.....   53
  State Variations....................   54
  Standard & Poor's...................   54
  Voting Portfolio Shares.............   55
  Legal Matters.......................   55
  Legal Proceedings...................   55
  Experts.............................   55
  Financial Statements................   55
  Additional Information about the
     Company..........................   56
  PLACA's Executive Officers and
     Directors........................   57
FINANCIAL STATEMENTS..................  F-1
APPENDIX A -- ILLUSTRATIONS...........  A-1

GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

APPLICATION
The application you must complete to purchase a Policy plus all forms required by us or applicable law.

ATTAINED AGE
The issue age for each insured plus the number of full policy years since the policy date.

BENEFICIARY
The person(s) you select to receive the insurance proceeds from the Policy.

CODE
The Internal Revenue Code of 1986, as amended.

COMPANY (WE, US, OUR, PLACA)
Providentmutual Life and Annuity Company of America, Service Center: 300 Continental Drive, Newark, Delaware 19713, Main Administrative Office: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, telephone: (800) 688-5177.

FACE AMOUNT
The dollar amount of insurance selected by the owner. The face amount may be decreased after issue, subject to certain conditions. The face amount is a factor in determining the death benefit and surrender charges.

FINAL POLICY DATE
The policy anniversary nearest the younger insured's attained age 100, at which time the Policy will end and you will be paid the policy account value less any indebtedness and any unpaid monthly deductions. Subject to state availability, you may elect to continue the Policy beyond the younger insured's attained age 100 under the Final Policy Date Extension rider.

FREE LOOK PERIOD
The period shown on your Policy's cover page during which you may examine and return the Policy to us at our Service Center and receive a refund. The length of the free look period varies by state.

FUND
An investment company that is registered with the Securities and Exchange Commission. The Policy allows you to invest in certain portfolios of the funds that are listed on the front page of this prospectus.

GRACE PERIOD
A 61-day period after which a Policy will lapse if you do not make a sufficient payment.

GUARANTEED ACCOUNT
Part of our general account. Amounts allocated to the Guaranteed Account earn at least 4% annual interest.

INDEBTEDNESS
The total amount of all outstanding policy loans, including both principal and interest due.

INITIAL FACE AMOUNT
The face amount on the policy issue date.

INSURANCE PROCEEDS
The amount we pay to the beneficiary when we receive due proof of the last surviving insured's death. We deduct any indebtedness and unpaid monthly deductions before making any payment.

INSUREDS
The persons whose lives are insured by the Policy.

ISSUE AGE
The age of each insured at his or her birthday nearest the policy date.

JOINT EQUAL AGE
An age aligned to the two insureds which PLACA actuarially determines based on the issue age of each insured.

LAPSE
When your Policy terminates without value after a grace period. You may reinstate a lapsed Policy, subject to certain conditions.

LOAN ACCOUNT
The account to which we transfer collateral for a policy loan from the Subaccounts and/or the Guaranteed Account.

MEC
A modified endowment contract, as defined under the Code.

MINIMUM GUARANTEE PREMIUM
The amount necessary to guarantee the Policy will not lapse during the first 5 policy years. It is equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the number of months since the policy date (including the current month) DIVIDED by 12.

MINIMUM INITIAL PREMIUM
An amount equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the following factor for your premium billing mode: annual 1.000; semi-annual 0.500; quarterly 0.250; monthly 0.167.

MONTHLY DEDUCTION
This is the monthly amount we deduct from the policy account value on each policy processing day. The monthly deduction includes the cost of insurance charge, the monthly administrative charge, the initial administrative charge (during the first policy year), and charges for any riders.

NET CASH SURRENDER VALUE
The amount we pay when you surrender your Policy. It is equal to: (1) the policy account value as of the date of surrender; MINUS (2) any surrender charge; MINUS
(3) any indebtedness.

NET PREMIUMS
Premiums less the premium expense charge.

OWNER (YOU, YOUR)
The person entitled to exercise all rights as owner under the Policy.

POLICY ACCOUNT VALUE
The sum of your Policy's values in the Subaccounts, the Guaranteed Account, and the Loan Account.

POLICY ANNIVERSARY
The same day and month as the policy date in each year following the first policy year.

POLICY DATE
The date set forth in the Policy that is used to determine policy anniversaries, policy processing days, and policy years. The policy date is generally the same as the policy issue date but, subject to state approval, may be another date agreed upon by us and the proposed insureds. The policy date may not be more than 6 months prior to the policy issue date.

POLICY ISSUE DATE
The date on which the Policy is issued. It is used to measure suicide and contestable periods.

POLICY PROCESSING DAY
This is the same day as the policy date in each successive month. If there is no day in a calendar month that coincides with the policy date, or if that day falls on a day that is not a valuation day, then the policy processing day is the next valuation day. On each policy processing day, we determine Policy charges and deduct them from the policy account value.

POLICY YEAR
A year that starts on the policy date or on a policy anniversary.

PORTFOLIO
A separate investment portfolio of a fund. Each Subaccount invests exclusively in one portfolio of a fund.

PREMIUM CLASS
The classification of the insureds for cost of insurance purposes. The classes are: standard; standard with extra rating; nonsmoker; nonsmoker with extra rating; and preferred.

PREMIUMS
All payments you make under the Policy other than repayments of indebtedness.

RIDER
An amendment, addition, or endorsement to the Policy that changes the terms of the Policy by: (1) expanding Policy benefits; (2) restricting Policy benefits; or (3) excluding certain conditions from the Policy's coverage. A rider that is added to the Policy becomes part of the Policy.

SEPARATE ACCOUNT
Providentmutual Variable Life Separate Account. It is a separate investment account that is divided into Subaccounts, each of which invests in a corresponding portfolio.

SERVICE CENTER
The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of Providentmutual Variable Life Separate Account. We invest each Subaccount's assets exclusively in shares of one portfolio.

SURRENDER
To cancel the Policy by signed request from the owner and return of the Policy to us at our Service Center.

TARGET PREMIUM
An amount of premium payments, based on the initial face amount and joint equal age of the insureds, used to compute surrender charges.

VALUATION DAY
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount. As of the date of this prospectus, the Company is open whenever the New York Stock Exchange is open.

VALUATION PERIOD
The period beginning at the close of business on one valuation day (usually 4:00 p.m., Eastern time) and continuing to the close of business on the next valuation day.

WRITTEN NOTICE OR REQUEST
The written notice or request you must complete, sign, and send to us at our Service Center to request or exercise your rights as owner under the Policy. To be complete, each written notice or request must: (1) be in a form we accept;
(2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified; and (3) be received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

POLICY SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This summary describes the Policy's important features and corresponds to prospectus sections that discuss the topics in more detail. THE GLOSSARY DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

                                    PREMIUMS

- You must pay the minimum initial premium before full insurance coverage begins.

- After you pay the initial premium, you can pay subsequent premiums at any time (prior to the final policy date) and in any amount (but not less than $20). You select a premium payment plan to pay planned periodic premiums quarterly, semiannually, or annually. You are not required to pay premiums according to the plan. However, you may greatly increase your risk of lapse if you do not regularly pay premiums. You may also choose to have premiums automatically deducted monthly from your bank account or other source under our automatic payment plan.

- We will not accept any premiums after the final policy date.

- PAYING YOUR PLANNED PERIODIC PREMIUMS WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. Even if you make premium payments according to your payment plan, your Policy may lapse if the net cash surrender value is not enough to pay the monthly deduction and other charges.

- There will be a 61-day grace period before your Policy lapses. Your Policy will not lapse:

     -- during the first 5 policy years, if you pay premiums (less any indebtedness and partial withdrawals) in excess of the minimum guarantee premium;

     -- if you purchase a Guaranteed Minimum Death Benefit rider and meet certain conditions; or

     -- if you make a payment equal to 3 monthly deductions before the end of the grace period.

  You may reinstate a lapsed Policy if you meet certain requirements.

- When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund.

- We deduct a premium expense charge from each premium you pay. Generally, we allocate the resulting amount (the net premium) to the Subaccounts and the Guaranteed Account in accordance with your allocation instructions.

- Some states require us to refund all premiums (less any partial withdrawals and indebtedness) if you return your Policy during the free look period. In those states, for the first 15 days following the later of the policy issue date or the date we receive the minimum initial premium, we direct your premiums into the Money Market Subaccount. After the 15 days, we allocate that value to the Subaccounts you selected.

                               INVESTMENT OPTIONS

GUARANTEED ACCOUNT:

- You may place money in the Guaranteed Account where it earns at least 4% annual interest. We may declare higher rates of interest, but are not obligated to do so.

SEPARATE ACCOUNT:

- You may direct the money in your Policy to any of the Subaccounts of the Separate Account. WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THE SUBACCOUNTS. THE VALUE OF EACH SUBACCOUNT WILL INCREASE OR

  DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

- Each Subaccount invests exclusively in one of the following portfolios:


-    THE MARKET STREET FUND
       All Pro Broad Equity Portfolio
       All Pro Large Cap Growth
         Portfolio
       All Pro Large Cap Value
     Portfolio
       All Pro Small Cap Growth
         Portfolio
       All Pro Small Cap Value
     Portfolio
       Equity 500 Index Portfolio
       International Portfolio
       Mid Cap Growth Portfolio
       Balanced Portfolio
       Bond Portfolio
       Money Market Portfolio
-    THE ALGER AMERICAN FUND
     ("ALGER AMERICAN")
       Small Capitalization Portfolio
-    AMERICAN CENTURY(R) VARIABLE
     PORTFOLIOS, INC.
       VP International
       VP Ultra(R)
       VP Value
-    DREYFUS VARIABLE INVESTMENT FUND
     (INITIAL SHARES)("DREYFUS VIF")
       Appreciation Portfolio
-    FIDELITY VARIABLE INSURANCE
     PRODUCTS (INITIAL
     CLASS)("FIDELITY VIP")
       Equity-Income Portfolio
       Growth Portfolio
       High Income Portfolio
       Overseas Portfolio
       Asset(SM) Manager Portfolio
       Contrafund(R) Portfolio
       Investment Grade Bond Portfolio
-    JANUS ASPEN SERIES (SERVICE
     SHARES) ("JANUS")
       Capital Appreciation Portfolio
       Global Technology Portfolio
       International Growth Portfolio
-    NEUBERGER BERMAN ADVISERS
     MANAGEMENT TRUST
     ("NEUBERGER BERMAN")
       Limited Maturity Bond Portfolio
       Partners Portfolio
-    OPPENHEIMER VARIABLE ACCOUNT
     FUNDS ("OPPENHEIMER")
       Capital Appreciation Fund/VA
       Global Securities Fund/VA
       Main Street Growth & Income
         Fund/VA
-    STRONG OPPORTUNITY FUND II, INC.
       Strong Opportunity Fund II
-    STRONG VARIABLE INSURANCE FUNDS,
     INC.
       Strong Mid Cap Growth Fund II
-    VAN ECK WORLDWIDE INSURANCE TRUST
     ("VAN ECK")
       Worldwide Bond Portfolio
       Worldwide Emerging Markets
         Portfolio
       Worldwide Hard Assets Portfolio
       Worldwide Real Estate Portfolio


                              POLICY ACCOUNT VALUE

- Policy account value is the sum of your amounts in the Subaccounts, the Guaranteed Account, and the Loan Account. Policy account value is the starting point for calculating important values under the Policy, such as the net cash surrender value and the death benefit.

- Policy account value varies from day to day, depending on the investment performance of the Subaccounts you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans). WE DO NOT GUARANTEE A MINIMUM POLICY ACCOUNT VALUE.

                             CHARGES AND DEDUCTIONS

$ PREMIUM EXPENSE CHARGE: We deduct a premium expense charge from each premium and credit the remaining amount (the net premium) according to your allocation instructions. The premium expense charge consists of:

     1. Premium Tax Charge: for state and local premium taxes based on the rate for the insureds' residences at the time the premium is paid. Premium taxes vary from state to state but range from 0% to 4%. No premium tax charge is deducted in jurisdictions that impose no premium tax.

     2. Percent of Premium Charge: equal to 6% of each premium payment in the first 15 policy years and 1.5% of each premium payment thereafter. We may increase this charge to a maximum of 6% of each premium payment.

$ MONTHLY DEDUCTION: On the policy date and on each policy processing day thereafter, we deduct from the policy account value:

        -- the cost of insurance charge (which depends on a number of variables, such as issue age, sex, premium class, policy year, and face amount, that cause this charge to vary from Policy to Policy and from policy processing day to policy processing day)

        -- the monthly administrative charge of $7.50 plus $0.01 per $1,000 of face amount (we may increase this charge to a maximum of $12 plus $0.03 per $1,000 of face amount)

        -- the initial administrative charge (which is only deducted on the first 12 policy processing days) of $17.50 plus an amount per $1,000 of face amount as follows:

        $0.11 per $1,000 on the first million of face amount $0.09 per $1,000 on the next million of face amount $0.07 per $1,000 on the next million of face amount $0.05 per $1,000 on the next million of face amount $0.03 per $1,000 on the next million of face amount $0 on the excess face amount over $5 million

        -- charges for any riders.

$ SURRENDER CHARGES:

     -- Surrender Charge: During the first 15 policy years, we deduct a surrender charge if you surrender the Policy or it lapses. The surrender charge consists of:

          1. Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in face amount.

                                                      CHARGE PER $1,000
POLICY YEAR(S)                                         OF FACE AMOUNT
--------------                                     -----------------------
1-11..............................................          $5.00
12................................................          $4.00
13................................................          $3.00
14................................................          $2.00
15................................................          $1.00
16+...............................................          $ -0-

        2. Deferred Sales Charge: this charge equals the lesser of A or B (less any deferred sales charge previously paid at the time of a prior decrease in face amount), where:

           a = 30% of all premiums paid to the date of surrender or lapse; or

           b = the following percentage of target premium:

                                  % OF TARGET PREMIUM FOR THE FACE AMOUNT
                                               POLICY YEARS
                                               ------------
JOINT EQUAL AGE                   1-11    12     13     14     15     16
---------------                   ----    ---    ---    ---    ---    ---
25-71...........................    60%    48%    36%    24%    12%     0%
72-73...........................    50     40     30     20     10      0
74-75...........................    40     32     24     16      8      0
76-78...........................    30     24     18     12      6      0
79-83...........................    20     16     12      8      4      0
84-85...........................    10      8      6      4      2      0

     THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU MAY HAVE NO NET CASH SURRENDER VALUE IF YOU SURRENDER YOUR POLICY DURING THE FIRST 15 YEARS.

     -- Decrease in Face Amount: In the event of a decrease in face amount before the end of the 15th policy year, we deduct a charge that is a portion of the surrender charge.


     The surrender charge and target premium vary based on each insured's attained age, sex, premium class, and initial face amount. The maximum target premium for any Policy is $78.61 per $1,000 of face amount.


$ PARTIAL WITHDRAWAL CHARGES: For each partial withdrawal, we deduct a $25 fee from the remaining policy account value.

$ MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge equal to an annual rate of 0.75% of the average daily net assets of the Separate Account. We may increase this charge to a maximum annual rate of 0.90%

$ TRANSFER CHARGE: We assess a $25 fee (from the amount transferred) for the 13th and each additional transfer among the Subaccounts or the Guaranteed Account in a policy year.


$ PORTFOLIO EXPENSES: The portfolios deduct management fees and other expenses from their assets. These fees and expenses (shown in the following table) vary by portfolio and currently range from 0.28% to 1.50% per year of the average portfolio assets (after fee waivers and expense reimbursements).



  The following table shows the fees and expenses charged by the portfolios for the fiscal year ended December 31, 2001. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. Expenses of the portfolios may be higher or lower in the future. Please refer to the portfolios' prospectuses for more information.


  ANNUAL PORTFOLIO OPERATING EXPENSES (as a percentage of average portfolio assets):




                                                                             GROSS          NET
                                                                             TOTAL         TOTAL
                                         MANAGEMENT    12B-1     OTHER       ANNUAL        ANNUAL
PORTFOLIO                                   FEES       FEES     EXPENSES    EXPENSES    EXPENSES (3)
---------                                ----------    -----    --------    --------    ------------
MARKET STREET FUND (1)
  All Pro Large Cap Growth Portfolio...     0.70%       N/A       0.34%       1.04%         0.90%
  All Pro Large Cap Value Portfolio....     0.70%       N/A       0.34%       1.04%         0.90%
  All Pro Small Cap Growth Portfolio...     0.90%       N/A       0.34%       1.24%         1.10%
  All Pro Small Cap Value Portfolio....     0.90%       N/A       0.35%       1.25%         1.10%
  All Pro Broad Equity Portfolio.......     0.75%       N/A       0.25%       1.00%         0.91%
  Mid Cap Growth Portfolio.............     0.75%       N/A       0.26%       1.01%         0.95%

                                                                             GROSS          NET
                                                                             TOTAL         TOTAL
                                         MANAGEMENT    12B-1     OTHER       ANNUAL        ANNUAL
PORTFOLIO                                   FEES       FEES     EXPENSES    EXPENSES    EXPENSES (3)
---------                                ----------    -----    --------    --------    ------------
  Bond Portfolio.......................     0.40%       N/A       0.29%       0.69%         0.68%
  Balanced Portfolio...................     0.55%       N/A       0.27%       0.82%         0.82%
  Money Market Portfolio...............     0.25%       N/A       0.28%       0.53%         0.50%
  Equity 500 Index Portfolio...........     0.24%       N/A       0.29%       0.53%         0.28%
  International Portfolio..............     0.75%       N/A       0.33%       1.08%         1.08%
THE ALGER AMERICAN FUND
  Small Capitalization Portfolio.......     0.85%       N/A       0.07%       0.92%         0.92%
AMERICAN CENTURY(R) VARIABLE
  PORTFOLIOS, INC.
  VP International.....................     1.26%       N/A       0.00%       1.26%         1.26%
  VP Ultra(R)..........................     1.00%       N/A       0.00%       1.00%         1.00%
  VP Value.............................     0.97%       N/A       0.00%       0.97%         0.97%
DREYFUS VARIABLE INVESTMENT FUND
  (INITIAL SHARES)
  Appreciation Portfolio...............     0.75%       N/A       0.03%       0.78%         0.78%
FIDELITY VARIABLE INSURANCE PRODUCTS
  (INITIAL CLASS)(2)
  Equity-Income Portfolio..............     0.48%       N/A       0.10%       0.58%         0.57%
  Growth Portfolio.....................     0.58%       N/A       0.10%       0.68%         0.65%
  High Income Portfolio................     0.58%       N/A       0.13%       0.71%         0.70%
  Overseas Portfolio...................     0.73%       N/A       0.19%       0.92%         0.87%
  Asset Manager(SM) Portfolio..........     0.53%       N/A       0.11%       0.64%         0.63%
  Contrafund(R) Portfolio..............     0.58%       N/A       0.10%       0.68%         0.64%
  Investment Grade Bond Portfolio......     0.43%       N/A       0.11%       0.54%         0.54%
JANUS ASPEN SERIES (SERVICE SHARES)
  Capital Appreciation Portfolio.......     0.65%      0.25%      0.01%       0.91%         0.91%
  International Growth Portfolio.......     0.65%      0.25%      0.06%       0.96%         0.96%
  Global Technology Portfolio..........     0.65%      0.25%      0.05%       0.95%         0.95%
NEUBERGER BERMAN ADVISERS MANAGEMENT
  TRUST
  Limited Maturity Bond Portfolio......     0.65%       N/A       0.08%       0.73%         0.73%
  Partners Portfolio...................     0.82%       N/A       0.05%       0.87%         0.87%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Capital Appreciation Fund/VA.........     0.64%       N/A       0.04%       0.68%         0.68%
  Global Securities Fund/VA............     0.64%       N/A       0.06%       0.70%         0.70%
  Main Street Growth & Income Fund/VA..     0.68%       N/A       0.05%       0.73%         0.73%
STRONG OPPORTUNITY FUND II, INC.
  Strong Opportunity Fund II...........     0.75%       N/A       0.65%       1.40%         1.10%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Mid Cap Growth Fund II........     0.75%       N/A       0.65%       1.40%         1.20%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio.............     1.00%       N/A       0.24%       1.24%         1.19%
  Worldwide Emerging Markets
     Portfolio.........................     1.00%       N/A       0.30%       1.30%         1.28%
  Worldwide Hard Assets Portfolio......     1.00%       N/A       0.18%       1.18%         1.15%
  Worldwide Real Estate Portfolio......     1.00%       N/A       0.62%       1.62%         1.50%

(1) The Net Total Annual Expenses for certain of the Market Street Fund portfolios have been restated to reflect a change in a fee waiver arrangement effective as of January 29, 2001. Other Expenses for the Market Street Fund portfolios include an administrative expense of 0.10%. This administrative expense is payable to Provident Mutual Life Insurance Company ("PMLIC") for administration services that PMLIC provides to Market Street Fund. These services include internal legal and financial administrative services provided to Market Street Fund by PMLIC personnel.



(2)The Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio are referred to in the financial statements for the Separate Account as portfolios of Variable Insurance Products Fund. The Asset Manager(SM) Portfolio, Contrafund(R) Portfolio, and Investment Grade Bond Portfolio are referred to in the financial statements for the Separate Account as portfolios of Variable Insurance Products Fund II.



(3) For certain portfolios, certain expenses were reimbursed or fees waived during 2001. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. However, for certain portfolios, no expenses were actually reimbursed or fees waived during 2001 because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.



The fee and expense information regarding the portfolios was provided by those portfolios. The Alger American Fund, American Century(R) Variable Portfolios, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products, Janus Aspen Series, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Strong Opportunity Fund II, Inc., Strong Variable Insurance Funds, Inc. and Van Eck Worldwide Insurance Trust are not affiliated with PLACA.


                       SURRENDERS AND PARTIAL WITHDRAWALS

 -- SURRENDER: At any time while the Policy is in force, you may make a request to surrender your Policy and receive the net cash surrender value. A surrender may have tax consequences.

 -- PARTIAL WITHDRAWALS: After the first policy year, you may make a written request to withdraw part of the net cash surrender value, subject to the following rules. Partial withdrawals may have tax consequences.

  X You must request at least $1,500.

  X For each partial withdrawal, we deduct a $25 fee from the remaining policy account value.

  X If Death Benefit Option A is in effect, we will reduce the face amount by the amount of the partial withdrawal.

  X Unless you specify otherwise, we will deduct the requested partial withdrawal and partial withdrawal charge from the Subaccounts and the Guaranteed Account in proportion to the value in each account.

                                 DEATH BENEFIT


 -- INSURANCE PROCEEDS: We pay insurance proceeds to the beneficiary upon due proof of the deaths of both insureds. The insurance proceeds are not payable, in whole or in part, at the time of the insureds' first death. The insurance proceeds equal the death benefit and any additional insurance provided by rider less any indebtedness and unpaid monthly deductions.


 -- DEATH BENEFIT OPTION A AND OPTION B: You may choose between two death benefit options under the Policy. After the first policy year you may change death benefit options while the Policy is in force. We calculate the amount available under each death benefit option as of the last surviving insured's date of death.

  -- DEATH BENEFIT OPTION A is equal to the greater of:

      -- the face amount (which is the amount of insurance you select); OR

      -- the policy account value on the valuation day on or next following the last surviving insured's date of death multiplied by the applicable percentage listed in the table below.

  -- DEATH BENEFIT OPTION B is equal to the greater of:

      -- the face amount PLUS the policy account value; or

      -- the policy account value on the valuation day on or next following the last surviving insured's date of death multiplied by the applicable percentage listed in the table below.

     ATTAINED AGE                         ATTAINED AGE
OF THE YOUNGER INSURED  PERCENTAGE   OF THE YOUNGER INSURED  PERCENTAGE
----------------------  ----------   ----------------------  ----------
     40 and under          250%                60               130%
     45                    215%                65               120%
     50                    185%                70               115%
     55                    150%          75 through 90          105%
                                         95 through 99          100%

  For attained ages not shown, the percentages decrease pro rata for each full year.

                                   TRANSFERS

 --  You may make transfers among the Subaccounts and the Guaranteed Account.

 -- We charge $25 for the 13th and each additional transfer during a policy year.

 -- Transfers out of the Guaranteed Account may be made only within 30 days of a policy anniversary.

 -- The minimum amount you may transfer from a Subaccount or the Guaranteed Account is the lesser of $1,000 or the total value in the Subaccount or Guaranteed Account.

                                     LOANS

 -- You may take a loan (minimum $500) from your Policy at any time. The maximum loan amount you may take is the net cash surrender value. You may increase your risk of lapse if you take a loan. Loans may have tax consequences.

 -- We charge you a maximum annual interest rate of 6% ("charged interest rate") on your loan. Charged interest is due and payable at the end of each policy year. Unpaid interest becomes part of the outstanding loan and accrues interest if it is not paid by the end of the policy year.

 -- We credit interest on amounts in the Loan Account ("earned interest rate") and we guarantee that the annual earned interest rate will not be lower than 4%. We currently credit an earned interest rate of 4.50% to amounts in the Loan Account until the 15th policy anniversary, and 5.50% annually thereafter.

 -- As collateral for the loan, we transfer an amount equal to the loan (adjusted by the earned interest rate and the charged interest rate to the next policy anniversary) from the Separate Account and Guaranteed Account to the Loan Account on a pro rata basis, unless you specify another allocation.

 -- You may repay all or part of your indebtedness at any time while at least one insured is living and the Policy is in force.

 -- We deduct any indebtedness from the policy account value upon surrender, and from the insurance proceeds payable on the death of the last surviving insured.

                                 ILLUSTRATIONS

The illustrations provided in Appendix A at the end of this prospectus illustrate death benefits, policy account values, and net cash surrender values. These illustrations are based on hypothetical rates of return that are not guaranteed. The illustrations also assume costs of insurance for a hypothetical person. Your rates of return and insurance charges may be higher or lower than these illustrations. You should obtain a personalized illustration before purchasing a Policy.

                                 OTHER POLICIES

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs. However, these other policies also have different charges that would affect your Subaccount performance and policy account value. To obtain more information about these other policies, contact our Service Center or your agent.

                              SALE OF THE POLICIES

For information concerning compensation paid for the sale of Policies, see "Sale of the Policies."

RISK SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following are some of the risks associated with the Policy.
--------------------------------------------------------------------------------

INVESTMENT RISK              If you invest your policy account value in one or
                             more Subaccounts, then you will be subject to the
                             risk that investment performance will be
                             unfavorable and that the policy account value will
                             decrease. You COULD lose everything you invest. If
                             you allocate net premiums to the Guaranteed
                             Account, then we credit your policy account value
                             (in the Guaranteed Account) with a declared rate of
                             interest, but you assume the risk that the rate may
                             decrease, although it will never be lower than a
                             guaranteed minimum annual effective rate of 4%.
--------------------------------------------------------------------------------

RISK OF LAPSE                If your net cash surrender value is not enough to
                             pay the monthly deduction and other charges, your
                             Policy may enter a 61-day grace period. We will
                             notify you that the Policy will lapse unless you
                             make a sufficient payment during the grace period.
                             Your Policy may also lapse if your indebtedness
                             reduces the net cash surrender value to zero. Your
                             Policy generally will not lapse: (1) during the
                             first 5 policy years, if you pay premiums (less any
                             indebtedness and partial withdrawals) in excess of
                             the minimum guarantee premium; (2) if you purchase
                             a Guaranteed Minimum Death Benefit rider and meet
                             certain conditions; or (3) if you make a payment
                             equal to 3 monthly deductions before the end of the
                             grace period. You may reinstate a lapsed Policy,
                             subject to certain conditions.
--------------------------------------------------------------------------------


TAX RISKS                    We anticipate that the Policy should generally be
                             deemed a life insurance contract under Federal tax law. However, due to limited guidance under the Federal tax law, there is some uncertainty about the application of the Federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in constructive receipt of policy account value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds.



                             Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under Federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1/2. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

                             See "Federal Tax Considerations." You should
                             consult a qualified tax adviser for assistance in all Policy-related tax matters.
--------------------------------------------------------------------------------

SURRENDER RISKS              The surrender charge under the Policy applies for
                             15 policy years after the policy date. It is possible that you will receive no net cash surrender value if you surrender your Policy in the first few policy years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time.

                             Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will lapse, because surrender charges affect the net cash surrender value which is a measure we use to determine whether your Policy will enter a grace period (and possibly lapse). See "Risk of Lapse," above.
--------------------------------------------------------------------------------

LOAN RISKS                   A policy loan, whether or not repaid, will affect
                             policy account value over time because we subtract the amount of the loan from the Subaccounts and/or
                             Guaranteed Account as collateral, and this loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account.

                             We reduce the amount we pay on the death of both insureds by the amount of any indebtedness. Your Policy may lapse if your indebtedness reduces the net cash surrender value to zero.
--------------------------------------------------------------------------------

THE COMPANY AND THE GUARANTEED ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA


We are a stock life insurance company. We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company. Our name was changed to Providentmutual Life and Annuity Company of America in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992. We are subject to regulation by the Insurance Department of the State of Delaware, as well as by the insurance departments of all other states and jurisdictions in which we do business. We established the Separate Account to support the investment options under the Policy and under other variable life insurance policies we may issue. Our general account supports the Guaranteed Account option under the Policy. As of December 31, 2001, we had total assets of approximately $1.6 billion.



We are a wholly owned subsidiary of Provident Mutual Life Insurance Company ("Provident Mutual"). On December 14, 2001, Provident Mutual's Board of Directors unanimously approved and adopted a plan of conversion under which Provident Mutual will convert from a mutual insurance company to a stock company and become a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"). Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies. Subject to necessary eligible member and regulatory approvals, the sponsored demutualization, which has been approved by Provident Mutual's Board of Directors and the Board of Directors of Nationwide Financial, is expected to close in the third quarter of 2002. The sponsored demutualization will not affect your Policy premiums and it will not reduce your Policy benefits.



Provident Mutual was chartered by the Commonwealth of Pennsylvania in 1865 and at the end of 2001 had consolidated assets of approximately $9.2 billion. On December 31, 1997, we entered into a support agreement with Provident Mutual whereby Provident Mutual agreed to maintain our total adjusted capital at the level of 200% of the "company action level" for risk-based capital at the end of each calendar quarter during the term of the agreement. Under the support agreement, Provident Mutual also agreed to maintain our cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us. Other than this support agreement, Provident Mutual is under no obligation to invest money in us nor is it in any way a guarantor of our contractual obligations or obligations under the Policies.


IMSA. We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

THE GUARANTEED ACCOUNT

The Guaranteed Account is part of our general account. We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the Guaranteed Account's assets. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account. We guarantee that the amounts allocated to the Guaranteed Account will be credited interest daily at a net effective annual interest rate of at least 4%. The principal, after charges and deductions, is also guaranteed. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Guaranteed Account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Guaranteed Account will be credited with different current interest rates. For each amount allocated or transferred to the Guaranteed Account, we apply the current interest rate to the end of the calendar year. At the end of that calendar year, we reserve the right to declare a new current interest rate on this amount and accrued interest thereon (which may be a different rate than the rate that applies to new allocations to the Guaranteed Account on that date). We guarantee the rate declared on this amount and accrued interest thereon at the end of each calendar year for the following calendar year. You assume the risk that interest credited to amounts in the Guaranteed Account may not exceed the minimum 4% guaranteed rate.

We allocate amounts from the Guaranteed Account for partial withdrawals, transfers to the Subaccounts, or charges for the monthly deduction on a last in, first out (i.e., LIFO) basis for the purpose of crediting interest.

WE HAVE NOT REGISTERED THE GUARANTEED ACCOUNT WITH THE SECURITIES AND EXCHANGE COMMISSION, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT

We established Providentmutual Variable Life Separate Account as a separate investment account under Delaware law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies. We may use the Separate Account to support other variable life insurance policies we issue. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account" within the meaning of the Federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the Securities and Exchange Commission.

We have divided the Separate Account into Subaccounts, each of which invests in shares of one portfolio of the following funds:

     -- The Market Street Fund

     -- The Alger American Fund


     -- American Century(R) Variable Portfolios, Inc.



     -- Dreyfus Variable Investment Fund



     -- Fidelity Variable Insurance Products



     -- Janus Aspen Series


     -- Neuberger Berman Advisers Management Trust


     -- Oppenheimer Variable Account Funds


     -- Strong Opportunity Fund II, Inc.

     -- Strong Variable Insurance Funds, Inc.


     -- Van Eck Worldwide Insurance Trust


The Subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets. The Separate Account assets are held separate from our other assets and are not part of our general account. We may not use the Separate Account's assets to pay any of our liabilities other than those arising from the Policies. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The Separate Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

If investment in the funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Policy, or for any other reason in our sole discretion, we may substitute another fund or portfolio without your consent. The substituted fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close Subaccounts to allocations of premiums or policy account value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

In addition, we reserve the right to make other structural and operational changes affecting the Separate Account. See "Additional Information -- Changes to the Separate Account."

THE PORTFOLIOS

The Separate Account invests in shares of certain portfolios. Each portfolio is part of a mutual fund that is registered with the Securities and Exchange Commission as an open-end management investment company. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the Securities and Exchange Commission.

Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

The following table summarizes each portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable). THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios that accompany this prospectus. You should read these prospectuses carefully.

             PORTFOLIO           INVESTMENT OBJECTIVE AND INVESTMENT ADVISER


ALL PRO BROAD EQUITY
PORTFOLIO                    -- Seeks long-term capital appreciation. The
                             portfolio pursues its objective by investing primarily in equity securities of both larger and smaller companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for growth in future earnings. Investment adviser is Market Street Investment Management Company;
                             subadvisers are Alliance Capital Management L.P.,
                             Sanford C. Bernstein & Co. LLC, Husic Capital
                             Management, and Reams Asset Management Company,
                             LLC.


ALL PRO LARGE CAP GROWTH
PORTFOLIO                    -- Seeks to achieve long-term capital appreciation.
                             The portfolio pursues its objective by investing primarily in equity securities of larger companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for growth in future earnings. Investment adviser is Market Street
                             Investment Management Company; subadvisers are
                             Alliance Capital Management L.P. and Geewax, Terker
                             & Co.

ALL PRO LARGE CAP VALUE
PORTFOLIO                    -- Seeks to provide long-term capital appreciation.
                             The portfolio attempts to achieve this objective by investing primarily in undervalued equity securities of larger companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer potential for long-term growth in future earnings. Investment adviser is Market Street Investment Management
                             Company; subadvisers are Sanford C. Bernstein &
                             Co., LLC and Mellon Equity Associates, LLP.

ALL PRO SMALL CAP GROWTH
PORTFOLIO                    -- Seeks to achieve long-term capital appreciation.
                             The portfolio pursues its objective by investing primarily in equity securities of smaller companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for growth in future earnings. Investment adviser is Market Street
                             Investment Management Company; subadvisers are Lee
                             Munder Investments Ltd. and Husic Capital
                             Management.

ALL PRO SMALL CAP VALUE
PORTFOLIO                    -- Seeks to provide long-term capital appreciation.
                             The portfolio pursues this objective by investing primarily in undervalued equity securities of smaller companies included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer above-average potential for long-term growth in future earnings. Investment adviser is Market Street Investment Management
                             Company; subadvisers are Reams Asset Management
                             Company, LLC and Sterling Capital Management LLC.

EQUITY 500 INDEX PORTFOLIO   -- Seeks to provide long-term capital appreciation.
                             The portfolio pursues its objective by investing primarily in common stocks included in the Standard
                             & Poor's 500(R) Composite Stock Price Index.*
                             Investment adviser is Market Street Investment
                             Management Company; subadviser is SSgA Funds
                             Management, Inc.

INTERNATIONAL PORTFOLIO      -- Seeks long-term growth of capital primarily
                             through investments in a diversified portfolio of marketable equity securities of established foreign issuer companies. Investment adviser is Market
                             Street Investment Management Company; subadviser is
                             The Boston Company Asset Management, LLC.


MID CAP GROWTH PORTFOLIO     -- Seeks to achieve a high level of long-term
                             capital appreciation. The portfolio pursues its objective by investing primarily in mid cap companies whose earnings the subadviser expects to grow at a faster rate than the average company and in mid cap companies whose market capitalization falls within the range of companies in the S&P Mid
                             Cap 400 Index. Investment adviser is Market Street
                             Investment Management Company; subadviser is T.
                             Rowe Price Associates, Inc.



BALANCED PORTFOLIO           -- Seeks to realize as high a level of long-term
                             total rate of return as is consistent with prudent investment risk. The portfolio pursues its objective by investing in both equities, such as stocks, and bonds. Investment adviser is Market
                             Street Investment Management Company; subadviser is
                             Fred Alger Management, Inc.


BOND PORTFOLIO               -- Seeks to generate a high level of current income
                             consistent with prudent investment risk. The portfolio pursues its objective by investing primarily in a diversified portfolio of fixed income securities of U.S. and foreign issuers.
                             Investment adviser is Market Street Investment
                             Management Company; subadviser is Western Asset
                             Management Company.

MONEY MARKET PORTFOLIO       -- Seeks to provide maximum current income
                             consistent with capital preservation and liquidity.
                             The portfolio pursues its objective by investing exclusively in U.S. dollar-denominated money market instruments that present minimal credit risks.
                             Investment adviser is Market Street Investment
                             Management Company.

ALGER AMERICAN SMALL
CAPITALIZATION PORTFOLIO     -- Seeks long-term capital appreciation. It focuses
                             on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000

---------------

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Provident Mutual and its affiliates and subsidiaries. The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Policy. See "Additional Information -- Standard & Poor's" below which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

                             Growth Index(R) or the S&P SmallCap 600 Index(R). Investment adviser is Fred Alger Management, Inc.


AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC.VP
INTERNATIONAL                -- Seeks capital growth by investing in foreign
                             securities of developed countries. International investing involves special risks including political instability and currency fluctuations.
                             Investment adviser is American Century Investment
                             Management, Inc.



AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC.VP ULTRA(R)  -- Seeks long-term capital growth. Investment adviser is American Century Investment Management, Inc.



AMERICAN CENTURY(R)
VARIABLE
PORTFOLIOS, INC.VP VALUE     -- Seeks long-term capital growth. Income is a
                             secondary objective. Investment adviser is American
                             Century Investment Management, Inc.



DREYFUS VIF APPRECIATION
PORTFOLIO (INITIAL SHARES)   -- Seeks long-term capital growth consistent with
                             the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market capitalization of more than $5 billion at the time of purchase, including multinational companies.
                             Investment adviser is The Dreyfus Corporations;
                             subadviser is Fayez Sarofim & Co.



FIDELITY VIP EQUITY-INCOME
PORTFOLIO (INITIAL CLASS)    -- Seeks reasonable income by investing primarily
                             in income-producing equity securities. In choosing these securities, the VIP Equity-Income Portfolio considers the potential for capital appreciation.
                             The portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite
                             Stock Price Index. Investment adviser is Fidelity
                             Management & Research Company.



FIDELITY VIP GROWTH
PORTFOLIO
(INITIAL CLASS)              -- Seeks to achieve capital appreciation. The VIP
                             Growth Portfolio normally purchases common stocks, and invests in companies it believes have above-average growth potential. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.
                             Investment adviser is Fidelity Management &
                             Research Company.



FIDELITY VIP HIGH INCOME
PORTFOLIO (INITIAL CLASS)    -- Seeks to obtain a high level of current income
                             by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. Investment adviser is Fidelity Management & Research Company.



FIDELITY VIP OVERSEAS
PORTFOLIO
(INITIAL CLASS)              -- Seeks long term growth of capital primarily
                             through investments in foreign securities. The VIP
                             Overseas Portfolio provides a means for
                             diversification by participating in companies and economies outside of the United States. Investment adviser is Fidelity Management & Research Company;
                             subadvisers are Fidelity Management & Research
                             (U.K.) Inc., Fidelity Management & Research (Far
                             East) Inc., Fidelity International Investment
                             Advisors, and Fidelity International Investment
                             Advisors (U.K.) Limited.



FIDELITY VIP ASSET
MANAGER(SM)
PORTFOLIO (INITIAL CLASS)    -- Seeks to obtain high total return with reduced
                             risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments. Investment adviser is Fidelity
                             Management & Research Company; subadvisers are
                             Fidelity Management & Research (U.K.) Inc. and
                             Fidelity Management & Research (Far East) Inc.



FIDELITY VIP CONTRAFUND(R)
PORTFOLIO (INITIAL CLASS)    -- Seeks capital appreciation by investing in
                             securities of companies where value is not fully recognized by the public. Investment adviser is Fidelity Management & Research Company; subadvisers are Fidelity

                             Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.



FIDELITY VIP INVESTMENT
GRADE
BOND PORTFOLIO (INITIAL
CLASS) -- Seeks high current income by investing in investment-grade debt securities. Investment adviser is Fidelity Management & Research Company.



JANUS CAPITAL APPRECIATION
PORTFOLIO (SERVICE SHARES)   -- Seeks long-term growth of capital. It pursues
                             this objective by investing primarily in common stocks selected for their growth potential. The portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Investment adviser is Janus Capital.



JANUS GLOBAL TECHNOLOGY
PORTFOLIO (SERVICE SHARES)   -- Seeks long-term growth of capital. It invests,
                             under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories: (a) companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advances or improvements; and (b) companies that the portfolio manager believes rely extensively on technology in connection with their operations or services. It implements this policy by investing primarily in equity securities of U.S.
                             and foreign companies selected for their growth potential. Investment adviser is Janus Capital.



JANUS INTERNATIONAL GROWTH
PORTFOLIO (SERVICE SHARES)   -- Seeks long-term growth of capital. It invests,
                             under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States.
                             Although the portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country. Investment adviser is Janus
                             Capital.


NEUBERGER BERMAN LIMITED
MATURITY BOND PORTFOLIO      -- Seeks the highest available current income
                             consistent with low risk to principal and liquidity and secondarily, total return, through investment mainly in investment grade bonds. Investment adviser is Neuberger Berman Management
                             Incorporated.

NEUBERGER BERMAN PARTNERS
PORTFOLIO                    -- Seeks capital growth through investment mainly
                             in common stocks of medium- to large-capitalization companies. Investment adviser is Neuberger Berman
                             Management Incorporated.


OPPENHEIMER CAPITAL
APPRECIATION FUND/VA         -- Seeks capital appreciation from investments in
                             securities of well-known and established companies.
                             Investment adviser is
                             OppenheimerFunds, Inc.



OPPENHEIMER GLOBAL
SECURITIES
FUND/VA -- Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. It invests mainly in common stocks of U.S. and foreign issuers. Investment adviser is OppenheimerFunds, Inc.



OPPENHEIMER MAIN STREET
GROWTH & INCOME FUND/VA      -- Seeks high total return, which includes growth
                             in the value of its shares as well as current income, from equity and debt securities. The portfolio invests mainly in common stocks of U.S.
                             companies. Investment adviser is OppenheimerFunds,
                             Inc.

STRONG OPPORTUNITY FUND II   -- Seeks capital growth by investing, under normal
                             conditions, primarily in stocks of
                             medium-capitalization companies that the portfolio's manager believes are underpriced, yet have attractive growth prospects. The manager bases the analysis on a company's "private market value" -- the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the portfolio may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's private market value.
                             Investment adviser is Strong Capital Management,
                             Inc.



STRONG MID CAP GROWTH FUND
II -- Seeks capital growth by investing, under normal conditions, at least 65% of its assets in stocks of medium-capitalization companies that the portfolio's managers believe have favorable prospects for growth of earnings and capital appreciation. The portfolio defines "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell Midcap Index at the time of investment. Investment adviser is Strong Capital Management, Inc.


VAN ECK WORLDWIDE BOND
PORTFOLIO                    -- Seeks high total return -- income plus capital
                             appreciation -- by investing globally, primarily in a variety of debt securities. Investment adviser is Van Eck Associates Corporation.

VAN ECK WORLDWIDE EMERGING
MARKETS PORTFOLIO            -- Seeks long-term capital appreciation by
                             investing in primarily equity securities in emerging markets throughout the world. Investment adviser is Van Eck Associates Corporation.

VAN ECK WORLDWIDE HARD
ASSETS
PORTFOLIO                    -- Seeks long-term capital appreciation by
                             investing primarily in "hard asset securities."
                             Income is a secondary consideration. Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate and commodities. Investment adviser is Van Eck
                             Associates Corporation.


VAN ECK WORLDWIDE REAL
ESTATE
PORTFOLIO                    -- Seeks to maximize total return by investing in
                             equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry. Investment adviser is Van Eck Associates
                             Corporation.



In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under
Section 401 of the Code. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing. See "Additional Information -- Potential Conflicts of Interest."


THESE PORTFOLIOS ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND WE MAKE NO REPRESENTATION, THAT THE

INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.

PLACA may receive compensation from the investment adviser of a fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the Policies and other policies issued by PLACA. These percentages differ, and some advisers (or affiliates) may pay us more than others.

PLEASE READ THE PORTFOLIO PROSPECTUSES TO OBTAIN MORE COMPLETE INFORMATION REGARDING THE PORTFOLIOS. KEEP THESE PROSPECTUSES FOR FUTURE REFERENCE.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS



Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account, including, among others, the right to:



     1. Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;



     2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion.



     3. Substitute or close Subaccounts to allocations of premiums or policy account value, or both, and to existing investments or investment of future premiums, or both, at any time in our discretion;



     4. Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;



     5. Combine the Separate Account with other separate accounts, and/or create new separate accounts;



     6. Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and



     7. Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.



The portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.


THE POLICY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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PURCHASING A POLICY


To purchase a Policy, you must submit a completed application and an initial premium to us at our Service Center through any licensed life insurance agent who is appointed by PLACA and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Policy (as well as for other variable life policies), or a registered representative of a broker-dealer having a selling agreement with 1717, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers. If you submit your application and/or initial premium to your agent, we will not begin processing your purchase order until we receive the application and initial premium from your agent's broker-dealer.

Generally, the Policy is available for two insureds, each between the ages of 21 and 85 and with a joint equal age between 25 and 85. We can provide you with details as to our underwriting standards when you apply for a Policy. The minimum initial face amount is $100,000. We reserve the right to modify our minimum face amount and underwriting requirements at any time. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right to reject an application for any reason permitted by law.

REPLACEMENT OF EXISTING INSURANCE. It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

WHEN INSURANCE COVERAGE TAKES EFFECT

We will issue the Policy only if the underwriting process has been completed, the application has been approved, and the proposed insured is alive and in the same condition of health as described in the application. However, full insurance coverage under the Policy will take effect only if the minimum initial premium also has been paid. We begin to deduct monthly charges from your policy account value on the policy issue date.

TEMPORARY INSURANCE COVERAGE. Before full insurance coverage takes effect, you may receive temporary insurance coverage, subject to our underwriting rules and Policy conditions, if:

     1. You answer "no" to the health questions in the temporary insurance agreement;

     2.  You pay the minimum initial premium when the application is signed; and

     3. The application is dated the same date as, or earlier than, the temporary insurance agreement.

Temporary insurance coverage will take effect as of the date of the temporary insurance agreement.

Temporary insurance coverage shall not exceed the lesser of:

     1.  The face amount applied for, including term insurance riders; or

     2.  $500,000.

If we do not approve your application, we will make a full refund of the initial premium paid with the application.

If temporary insurance does not take effect under these conditions, then no insurance shall take effect unless and until the underwriting process has been completed, the application has been approved, the minimum initial premium has been paid, and there has been no change in the insurability of any proposed insured since the date of application.

Temporary life insurance coverage is void if the application contains any material misrepresentation. Benefits will also be denied if any proposed insured commits suicide.

Temporary life insurance coverage terminates automatically, and without notice, on the earliest of:

     -- 5 days from the date we mail you notification of termination of coverage; or

     -- the date that full insurance coverage takes effect under the Policy; or

     -- the date a policy, other than the Policy applied for, is offered to you;
        or

     -- the 90th day from the date of the temporary agreement.

CANCELING A POLICY (FREE LOOK RIGHT)

INITIAL FREE LOOK. You may cancel a Policy during the free look period by providing written notice of cancellation and returning the Policy to us or to the agent who sold it. The free look period begins when you receive the Policy and generally expires 10 days after you receive the Policy. This period will be longer if required by state law. If you decide to cancel the Policy during the free look period, we will treat the Policy as if we never issued it.

Within 7 days after we receive the returned Policy, we will refund an amount equal to the sum of:

     1. The policy account value as of the date we receive the returned Policy, plus

     2.  Any premium expense charges deducted from premiums paid, plus

     3.  Any monthly deductions charged against the policy account value, plus

     4. An amount reflecting other charges deducted (directly or indirectly) under the Policy.

The free look period may be longer in some states and, where state law requires, the refund will equal all payments you made (less any partial withdrawals and indebtedness).

OWNERSHIP RIGHTS

The Policy belongs to the owner named in the application. While at least one insured is living, the owner may exercise all of the rights and options described in the Policy. The insureds jointly are the owner unless a different owner is named in the application or thereafter changed. After the death of the first insured, the last surviving insured is the owner unless otherwise provided. If the insureds and owner are not the same, and the owner dies while an insured is still living, ownership rights will vest in the estate of the owner, unless otherwise provided. To the extent permitted by law, Policy benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The owner may exercise certain rights described below.

SELECTING AND CHANGING THE
BENEFICIARY                   --  You designate the beneficiary (the person to
                                  receive the insurance proceeds when the last surviving insured dies) in the application.

                              -- You may designate more than one beneficiary. If you designate more than one beneficiary, then each beneficiary that survives both insureds shares equally in any insurance proceeds unless the beneficiary designation states otherwise.

                              -- If there is not a designated beneficiary surviving at the last surviving insured's death, we will pay the insurance proceeds in a lump sum to the last surviving insured's estate.

                              -- You can change the beneficiary by providing us with written notice while at least one insured is living.

                              -- The change is effective as of the date you complete and sign the written notice, regardless of whether an insured is living when we receive the notice.

                              -- We are not liable for any payment or other actions we take before we receive your written notice.

                              --  A beneficiary generally may not pledge,
                                  commute, or otherwise encumber or alienate
                                  payments under the Policy before they are due.
--------------------------------------------------------------------------------

CHANGING THE OWNER            --  You may change the owner by providing a
                                  written notice to us at any time while at least one insured is alive.

                              -- The change is effective as of the date you complete and sign the written notice, regardless of whether an insured is living when we receive the request.

                              -- We are not liable for any payment or other actions we take before we receive your written notice.

                              -- Changing the owner does not automatically change the beneficiary or the insureds.

                              -- Changing the owner may have tax consequences. You should consult a tax adviser before changing the owner.
--------------------------------------------------------------------------------

ASSIGNING THE POLICY          --  You may assign Policy rights while at least
                                  one insured is alive by submitting written notice to us.

                              --  Your interests and the interests of any
                                  beneficiary or other person will be subject to any assignment.

                              -- You retain any ownership rights that are not assigned.

                              --  Assignments are subject to any policy loan.

                              --  We are not:

                                  -- bound by any assignment unless we receive a
                                     written notice of the assignment;

                                  -- responsible for the validity of any
                                     assignment or determining the extent of an assignee's interest; or

                                  -- liable for any payment we make before we
                                     receive written notice of the assignment.

                              --  Assigning the Policy may have tax
                                  consequences. See "Federal Tax
                                  Considerations -- Tax Treatment of Policy
                                  Benefits."

PREMIUMS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MINIMUM INITIAL PREMIUM. No insurance will take effect until the minimum initial premium is paid, and the health and other conditions of the insureds described in the application must not have changed.


PREMIUM FLEXIBILITY. When you apply for a Policy, you will elect to pay premiums on a quarterly, semiannual, or annual basis (planned periodic premiums). We will then send you a premium reminder notice as each payment becomes "due." However, you do not have to pay premiums according to any schedule. You have flexibility to determine the frequency and the amount of the premiums you pay, and you can change the planned periodic premium schedule at any time. If you are submitting a premium payment pursuant to a premium reminder notice, the address for payment will be enclosed with the notice.

You may also send your premium payments to our Service Center, or send additional premium payments by wire transfer. If you submit a premium payment to your agent, we will not begin processing the premium until we receive it from your agent's broker-dealer. If you have an outstanding policy loan, we will credit all payments you send to us as loan repayments unless you provide written notice for the payments to be applied as premium payments. You may also choose to have premium payments automatically deducted monthly from your bank account or other source under the automatic payment plan. Payment of the planned periodic premiums does not guarantee that the Policy will remain in force. See "Policy Lapse and Reinstatement."


You may not pay any premiums after the Policy's final policy date. You may not pay premiums less than $20, and we reserve the right to increase this minimum to an amount not exceeding $500 upon 90 days written notice to you. We have the right to limit or refund any premium or portion of a premium if:

     1. The premium would disqualify the Policy as a life insurance contract under the Code;

     2. The amount you pay is less than the minimum dollar amount allowed (currently $20); or

     3. The premium would increase the net amount at risk (unless you provide us with satisfactory evidence of insurability).

You can stop paying premiums at any time and your Policy will continue in force until the earlier of the final policy date, or the date when either: (1) the last surviving insured dies; (2) the grace period ends without a sufficient payment (see "Policy Lapse and Reinstatement"); or (3) we receive your written notice requesting a surrender of the Policy.

MINIMUM GUARANTEE PREMIUM. The minimum guarantee premium is the monthly premium amount necessary to guarantee insurance coverage during the first 5 policy years. Your Policy's specifications page will show a minimum guarantee premium amount for your Policy, which is based on each insured's issue age, sex, premium class, face amount, and riders. The minimum guarantee premium will increase if you add supplemental benefits to your Policy. The minimum guarantee premium will decrease for any supplemental benefit you decrease or discontinue. The minimum guarantee premium will not decrease if you decrease the face amount. See "Death Benefit -- Changing the Face Amount."

PREMIUM LIMITATIONS. The Code provides for exclusion of the death benefit from a beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all premiums paid under a Policy exceed these limits. We have established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits. If a premium is paid which would result in total premiums exceeding these limits, we will accept only that portion of the premium which would make total premiums equal the maximum amount which may be paid under the Policy. We will notify you of available options with regard to the excess premium. If a satisfactory arrangement is not made, we will refund this excess to you. If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's death benefit over the Policy's cash surrender value (i.e., the policy account value less any surrender charges) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time. As a result, any Policy changes which affect the amount of the death benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations.

REFUND OF EXCESS PREMIUM FOR MODIFIED ENDOWMENT CONTRACTS. At the time a premium is credited which would cause the Policy to become a MEC, we will notify you that the Policy will become a MEC unless you request a refund of the excess premium within 30 days after receiving the notice. If you request a refund, the excess premium paid (but not any interest or earnings on the excess premium) will be returned to you. The policy account value attributable to the excess premium will be deducted from the Subaccounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Subaccounts and/or the Guaranteed Account. For more information on MECs, see "Federal Tax Considerations."

TAX-FREE EXCHANGES (1035 EXCHANGES). We may accept as part of your initial premium, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code, contingent upon receipt of the cash from that contract. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

ALLOCATING PREMIUMS

When you apply for a Policy, you must instruct us in the application to allocate your net premium to one or more Subaccounts of the Separate Account and/or to the Guaranteed Account according to the following rules:

      -- Allocation percentages must be in whole numbers and the sum of the percentages must equal 100%.

      -- We will allocate the net premium as of the date we receive it at our Service Center according to your current premium allocation instructions, unless otherwise specified.

      -- You can change the allocation instructions for additional net premiums without charge by providing us with written notice. Any change in allocation instructions will be effective on the date we record the change.

Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

Certain states require us to refund all payments (less any partial withdrawals and indebtedness) in the event you cancel the Policy during the free look period. See "Canceling a Policy (Free Look Right)." In those states, we will allocate to the Money Market Subaccount any premiums you request be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the policy issue date; or (2) the date we receive the minimum initial premium. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the application. We invest all net premiums paid thereafter based on the allocation percentages then in effect.

POLICY ACCOUNT VALUES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

POLICY ACCOUNT VALUE

The policy account value serves as the starting point for calculating values under a Policy.

POLICY ACCOUNT VALUE:         --  equals the sum of all values in the Guaranteed
                                  Account, the Loan Account, and in each
                                  Subaccount;
                              --  is determined first on the policy date and
                                  then on each valuation day; and
                              --  has no guaranteed minimum amount and may be
                                  more or less than premiums paid.

NET CASH SURRENDER VALUE

The net cash surrender value is the amount we pay to you when you surrender your Policy. We determine the net cash surrender value at the end of the valuation period when we receive your written surrender request.

NET CASH SURRENDER VALUE AT
THE
END OF ANY VALUATION DAY
EQUALS:                       --  the policy account value as of such date;
                                  MINUS
                              --  any surrender charge as of such date; MINUS
                              --  any outstanding indebtedness.

SUBACCOUNT VALUE

At the end of any valuation period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.

THE NUMBER OF UNITS IN ANY
SUBACCOUNT AT THE END OF
ANY
VALUATION DAY EQUALS:         --  the initial units purchased at the unit value
                                  on the policy issue date; PLUS
                              --  units purchased with additional net premiums;
                                  PLUS
                              --  units purchased with special policy account
                                  value credit (see "Policy Account
                                  Values -- Special Policy Account Value
                                  Credit"); PLUS
                              --  units purchased via transfers from another
                                  Subaccount, the Guaranteed Account, or the Loan Account; MINUS
                              --  units redeemed to pay for monthly deductions;
                                  MINUS
                              --  units redeemed to pay for partial withdrawals;
                                  MINUS
                              --  units redeemed as part of a transfer to
                                  another Subaccount, the Guaranteed Account, or the Loan Account.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the valuation period.

UNIT VALUE

We determine a unit value for each Subaccount to reflect how investment performance affects the policy account value. Unit values will vary among Subaccounts. The unit value may increase or decrease from one valuation period to the next.

THE UNIT VALUE OF ANY
SUBACCOUNT AT THE END OF
ANY
VALUATION DAY EQUALS:         --  the unit value of the Subaccount on the
                                  immediately preceding valuation day;
                                  MULTIPLIED BY
                              --  the net investment factor for that Subaccount
                                  on that valuation day.

THE NET INVESTMENT FACTOR:    --  measures the investment performance of a
                                  Subaccount from one valuation period to the next;
                              --  increases to reflect investment income and
                                  capital gains (realized and unrealized) for the shares of the underlying portfolio; and
                              --  decreases to reflect any capital losses
                                  (realized and unrealized) for the shares of the underlying portfolio, as well as the mortality and expense risk charge.

GUARANTEED ACCOUNT VALUE

On the policy issue date, the Guaranteed Account value is equal to the net premiums allocated to the Guaranteed Account, less the portion of the first monthly deduction taken from the Guaranteed Account.

THE GUARANTEED ACCOUNT
VALUE
AT THE END OF ANY VALUATION
DAY
IS EQUAL TO:                  --  the net premium(s) allocated to the Guaranteed
                                  Account; PLUS
                              --  any amounts transferred to the Guaranteed
                                  Account (including amounts transferred from the Loan Account); PLUS
                              --  interest credited to the Guaranteed Account;
                                  MINUS
                              --  amounts deducted to pay for monthly
                                  deductions; MINUS
                              --  amounts withdrawn from the Guaranteed Account;
                                  MINUS
                              --  amounts transferred from the Guaranteed
                                  Account to a Subaccount or to the Loan
                                  Account.

Interest will be credited to the Guaranteed Account on each policy processing day as follows:

     -- for amounts in the Guaranteed Account for the entire policy month -- interest will be credited from the beginning to the end of the policy month

     -- for amounts allocated to the Guaranteed Account during the prior policy month -- interest will be credited from the date the net premium or loan repayment is allocated to the end of the policy month

     -- for amounts transferred to the Guaranteed Account during the prior policy month -- interest will be credited from the date of the transfer to the end of the policy month

     -- for amounts deducted or withdrawn from the Guaranteed Account during the prior policy month - - interest will be credited from the beginning of the prior policy month to the date of deduction or withdrawal

SPECIAL POLICY ACCOUNT VALUE CREDIT

The special policy account value credit is an amount added to the policy account value in the Subaccounts on each policy processing day, either: (1) after the Policy has been in force for at least 15 years; or (2) when the policy account value less the Loan Account value equals or exceeds $500,000.

SPECIAL POLICY ACCOUNT VALUE CREDIT   --  0.03% (0.36% annually) MULTIPLIED BY
IS EQUAL TO:                          --  the policy account value in the Subaccounts.

The special policy account value credit is intended to offset a portion of the mortality and expense risk charge.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We make certain charges and deductions under the Policy. These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

SERVICES AND BENEFITS WE PROVIDE:      --   the death benefit, cash, and loan benefits under the Policy
                                       --   investment options, including premium allocations
                                       --   administration of elective options
                                       --   the distribution of reports to owners
COSTS AND EXPENSES WE INCUR:           --   costs associated with processing and underwriting
                                            applications, and with issuing and administering the Policy
                                            (including any riders)
                                       --   overhead and other expenses for providing services and
                                            benefits
                                       --   sales and marketing expenses
                                       --   other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting
                                            transactions, and paying Federal, state, and local premium and other taxes and fees
RISK WE ASSUME:                        --   that the cost of insurance charges we may deduct are
                                            insufficient to meet our actual claims because insureds die sooner than we estimate
                                       --   that the costs of providing the services and benefits under the Policies exceed the charges we deduct

PREMIUM EXPENSE CHARGE

Prior to allocation of net premium, we deduct a premium expense charge from each premium to compensate us for distribution expenses and certain taxes. We credit the remaining amount (the net premium) to your policy account value according to your allocation instructions. The premium expense charge consists of:

     1. Premium Tax Charge: for state and local premium taxes based on the rate for the insureds' residences at the time the premium is paid. Premium taxes vary from state to state but range from 0% to 4%. No premium tax charge is deducted in jurisdictions that impose no premium tax.

     2. Percent of Premium Charge: equal to 6% of each premium payment in the first 15 policy years and 1.5% of each premium payment thereafter. We collect this charge to compensate us partially for Federal taxes and the cost of selling the Policy. We may increase this charge to a maximum of 6% of each premium payment.

MONTHLY DEDUCTION

We deduct a monthly deduction from the policy account value on the policy date and on each policy processing day to compensate us for administrative expenses and for the Policy's insurance coverage. We will make deductions from each Subaccount and the Guaranteed Account in accordance with the allocation percentage for monthly deductions you chose at the time of application, or as later changed by written notice. If we cannot make a monthly deduction on this basis, we will make deductions on a pro rata basis (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Account bears to the unloaned policy account value on the policy processing day). Because portions of the monthly deduction (such as the cost of insurance) can vary from month-to-month, the monthly deduction will also vary.

If the policy date is set prior to the policy issue date, a monthly deduction will accrue on the policy date and on each policy processing day until the policy issue date. On the policy issue date, these accrued monthly deductions will be deducted from the policy account value. The maximum amount deducted on the policy issue date will equal the sum of 6 monthly deductions. We will then deduct a monthly deduction from the policy account value on each policy processing day thereafter as described above.

The monthly deduction has 4 components:

     -- the cost of insurance charge

     -- the monthly administrative charge

     -- the initial administrative charge (for the first 12 policy processing days)

     -- charges for any riders (as specified in the applicable rider(s))

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The charge depends on a number of variables (issue age, sex, premium class, policy year, and face amount) that would cause it to vary from Policy to Policy and from policy processing day to policy processing day. Your Policy's specifications page indicates the guaranteed cost of insurance charge applicable to your Policy. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

COST OF      The cost of insurance charge is equal to:
INSURANCE             -- the monthly cost of insurance rate; MULTIPLIED
CHARGE       BY
                      -- the net amount at risk for your Policy on the
                         policy processing day.

         The net amount at risk is equal to:

                      -- the death benefit on the policy processing day;
                   MINUS
                      -- the policy account value on the policy processing
                   day.

We also calculate a cost of insurance charge for any Survivorship Additional Insurance Benefit rider. Generally, the current cost of insurance rates for this rider are lower than the current cost of insurance rates on the Policy's net amount at risk. The guaranteed cost of insurance rates under the rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk. See "Other Policy Information -- Supplemental Benefits and Riders."

Cost of insurance rates. We base the cost of insurance rates on each insured's attained age, sex, premium class, number of full years the insurance has been in force, and the face amount. The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience. The rates will never be greater than the guaranteed cost of insurance rates stated in your Policy. These guaranteed rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table and each insured's attained age, sex, and premium class. Any change in the cost of insurance rates will apply to all pairs of insureds of the same attained age, sex, premium class, and number of full years insurance has been in force.

Premium class. The premium class of each insured will affect the cost of insurance rates. We currently place insureds into standard classes and classes with extra ratings, which reflect higher mortality risks.

      -- In an otherwise identical Policy, insureds in the standard class will have a lower cost of insurance than insureds in a class with extra ratings.

      -- The standard premium class is divided into 3 categories: smoker, nonsmoker, and preferred.

       -- Nonsmoking insureds will generally incur lower cost of insurance rates than insureds who are classified as smokers in the same premium class.

       -- Preferred insureds will generally incur lower cost of insurance rates than insureds who are classified as nonsmokers.

MONTHLY ADMINISTRATIVE CHARGE. Each month we deduct a monthly administrative charge (presently $7.50 plus $.01 per $1,000 of face amount) to compensate us for ordinary administrative expenses such as record keeping, processing death benefit claims and Policy changes, preparing and mailing reports, and overhead costs. This charge may be increased but will not exceed $12 plus $.03 per $1,000 of face amount per month.

INITIAL ADMINISTRATIVE CHARGE. On the first 12 policy processing days, we deduct an initial administrative charge for policy issue costs. The initial administration charge is $17.50 plus an amount per $1,000 of face amount as follows:

                       $0.11 per $1,000 on the first million of face amount $0.09 per $1,000 on the next million of face amount $0.07 per $1,000 on the next million of face amount $0.05 per $1,000 on the next million of face amount $0.03 per $1,000 on the next million of face amount $0 on the excess face amount over $5 million

CHARGES FOR RIDERS. The monthly deduction includes charges for any supplemental insurance benefits you add to your Policy by rider. See "Other Policy Information -- Supplemental Benefits and Riders."

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge from each Subaccount (but not the Guaranteed Account) to compensate us for certain mortality and expense risks we assume. The mortality risk is that the insureds will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

This charge is equal to:

      --  the assets in each Subaccount, MULTIPLIED BY

      -- 0.002055%, which is the daily portion of the annual mortality and expense risk charge rate of 0.75% during all policy years.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We may increase this charge to a maximum annual rate of 0.90%. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

In certain situations, a portion of the mortality and expense risk charge may be offset by the special policy account value credit. See "Policy Account
Value -- Special Policy Account Value Credit."

SURRENDER CHARGES

Surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of applications for insurance, processing of the applications, establishing policy records, and Policy issue. We do not expect surrender charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

SURRENDER CHARGE. If your Policy lapses or you fully surrender your Policy during the first 15 policy years, we deduct a surrender charge from your policy account value and pay the remaining amount (less any outstanding indebtedness) to you. The payment you receive is called the net cash surrender value. This surrender charge does not apply to partial withdrawals.

The surrender charge consists of:

     1. Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in face amount.

                                                              CHARGE PER $1,000
POLICY YEAR(S)                                                 OF FACE AMOUNT
--------------                                                -----------------
1-11........................................................        $5.00
12..........................................................        $4.00
13..........................................................        $3.00
14..........................................................        $2.00
15..........................................................        $1.00
16+.........................................................        $ -0-

     2. Deferred Sales Charge: this charge equals the lesser of a or b (less any deferred sales charge previously paid at the time of a prior decrease in face amount), where:

        a = 30% of all premiums paid to the date of surrender or lapse; or

        b = the following percentage of target premium:

                                          % OF TARGET PREMIUM FOR THE FACE AMOUNT
                                                       POLICY YEARS
                                                       ------------
JOINT EQUAL AGE                           1-11    12     13     14     15     16
---------------                           ----    ---    ---    ---    ---    ---
25-71...................................    60%    48%    36%    24%    12%     0%
72-73...................................    50     40     30     20     10      0
74-75...................................    40     32     24     16      8      0
76-78...................................    30     24     18     12      6      0
79-83...................................    20     16     12      8      4      0
84-85...................................    10      8      6      4      2      0

DECREASE IN FACE AMOUNT. In the event of a decrease in face amount before the end of the 15th policy year, we deduct a charge that is a portion of the surrender charge.

     -- We determine this portion by dividing the amount of the decrease by the current face amount and multiplying the result by the surrender charge.

     -- We will deduct the surrender charge applicable to the decrease from the policy account value and the remaining surrender charge will be reduced by the amount deducted.

     -- Where a decrease causes a partial reduction in the face amount, we will deduct a proportionate share of the surrender charge.

     -- We will deduct the surrender charge from the Subaccounts and the Guaranteed Account based on the proportion that the values in the Subaccounts and the Guaranteed Account bear to the total unloaned policy account value.

The surrender charge and target premium vary based on each insured's attained age, sex, premium class, and initial face amount. The maximum target premium for any Policy is $78.61 per $1,000 of face amount. Your Policy's specifications page indicates the surrender charges and target premium applicable to your Policy.

THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD CAREFULLY CALCULATE THIS CHARGE BEFORE YOU REQUEST A SURRENDER OR DECREASE IN FACE AMOUNT. Under some circumstances the level of surrender charges might result in no net cash surrender value available.

PARTIAL WITHDRAWAL CHARGE

After the first policy year, you may request a partial withdrawal from your policy account value. For each partial withdrawal, we will deduct a $25 fee from the remaining policy account value. This charge is to compensate us for administrative costs in generating the withdrawn payment and in making all calculations which may be required because of the partial withdrawal.

TRANSFER CHARGE

We currently allow you to make 12 transfers among the Subaccounts or the Guaranteed Account each policy year with no additional charge.

      -- We deduct $25 for the 13th and each additional transfer made during a policy year to compensate us for the costs of processing these transfers.

      -- For purposes of assessing the transfer charge, we consider each telephone, fax, e-mail, or written request to be one transfer, regardless of the number of Subaccounts (or Guaranteed Account) affected by the transfer.

      --  We deduct the transfer charge from the amount being transferred.

      -- Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing this charge.

PORTFOLIO EXPENSES

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests. For further information, consult the portfolios' prospectuses and the Annual Portfolio Operating Expenses table included in the summary of this prospectus.


CHARGE DISCOUNTS FOR SALES TO CERTAIN POLICIES



The Policy is available for purchase by individuals, corporations, and other groups. We may reduce or waive certain charges (such as the premium expense charge, initial administrative charge, surrender charge, monthly administrative charge, monthly cost of insurance, or other charges) where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative, or other costs. We also may reduce or waive charges on Policies sold to officers, directors, and employees of PLACA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we reduce or waive charges based on a number of factors, including:



      -- the number of insureds;



      -- the size of the group of purchasers;



      -- the total premium expected to be paid;



      -- total assets under management for the owner;



      --  the nature of the relationship among individual insureds;



      -- the purpose for which the Policies are being purchased;



      -- the expected persistency of individual Policies; and



      -- any other circumstances which are rationally related to the expected reduction in expenses.



Reductions or waivers of charges will not discriminate unfairly among Policy owners.


DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INSURANCE PROCEEDS

As long as the Policy is in force, we will pay the insurance proceeds to the beneficiary once we receive satisfactory proof of both insureds' deaths. We may require you to return the Policy. We will pay the insurance proceeds in a lump sum or under a settlement option. If the beneficiary dies before the last surviving insured, we will pay the insurance proceeds in a lump sum to the last surviving insured's estate. See "Death Benefit -- Settlement Options" and "Other Policy Information -- Payment of Policy Benefits."

INSURANCE PROCEEDS EQUAL:             -- the death benefit (described below); PLUS
                                      -- any additional insurance provided by rider; MINUS
                                      -- any unpaid monthly deductions; MINUS
                                      -- any outstanding indebtedness.

If all or part of the insurance proceeds are paid in one sum, we will pay interest on this sum at the annual rate of 3% or any higher rate as required by applicable state law from the date of the last surviving insured's death to the date we make payment.

A decrease in the face amount will decrease the death benefit.

We may further adjust the amount of the insurance proceeds under certain circumstances. See "Other Policy Information -- Our Right to Contest the Policy," and "Other Policy Information -- Misstatement of Age or Sex."

DEATH BENEFIT OPTIONS

The Policy provides two death benefit options: Option A and Option B. We calculate the amount available under each death benefit option as of the date of the last surviving insured's death. Under either option, the length of the death benefit coverage depends upon the Policy's net cash surrender value. See "Policy Lapse and Reinstatement."

The Death Benefit                     --   the face amount; OR
under OPTION A is the greater of:     --   the policy account value (determined on the valuation day on or next following the date of the last surviving insured's death) multiplied by the applicable percentage listed in the table below.
The Death Benefit under OPTION B is   --   the face amount PLUS the policy account value (determined on
the greater of:                            the valuation day on or next following the date of the last surviving insured's death); OR
                                      --   the policy account value (determined on the valuation day on or next following the date of the last surviving insured's death) multiplied by the applicable percentage listed in the table below.

ATTAINED AGE OF               ATTAINED AGE OF
  THE YOUNGER                   THE YOUNGER
    INSURED      PERCENTAGE       INSURED       PERCENTAGE
---------------  ----------   ---------------   ----------
 40 and under       250%            60             130%
      45            215%            65             120%
      50            185%            70             115%
      55            150%      75 through 90        105%
                              95 through 99        100%

For attained ages not shown, the percentages decrease pro rata for each full year.

WHICH DEATH BENEFIT OPTION TO CHOOSE. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option B. If you are satisfied with the amount of the insureds' existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy account value, you should choose Option A.

The amount of the death benefit may vary with the policy account value.

     -- Under Option A, the death benefit will vary with the policy account value whenever the policy account value multiplied by the applicable percentage is greater than the face amount.

     -- Under Option B, the death benefit will always vary with the policy account value.

CHANGING DEATH BENEFIT OPTIONS

After the first policy year, you may change death benefit options without evidence of insurability and with no additional charge while the Policy is in force. Changing the death benefit option may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options.

     -- You must submit a written request for any change in death benefit options.

     -- We may require you to return your Policy to make a change.

     -- The effective date of the change in death benefit option will be the policy processing day on or following the date when we approve your request for a change.

If you change from OPTION A TO OPTION B:

     X We will decrease the face amount by the policy account value on the effective date of the change.

     X The death benefit will NOT change on the effective date of the change.

     X The net amount at risk will generally remain level. This means there will be a relative increase in the cost of insurance charges over time because the net amount at risk will remain level rather than decrease as the policy account value increases (unless the death benefit is based on the applicable percentage of policy account value).

     X If the face amount would be reduced to less than the minimum initial face amount issued, then we will not allow the change in death benefit option.

If you change from OPTION B TO OPTION A:

     X The face amount will be increased by the policy account value on the effective date of the change.

     X The death benefit will NOT change on the effective date of the change.

     X Unless the death benefit is based on the applicable percentage of policy account value, if the policy account value increases, the net amount at risk will decrease over time, thereby reducing the cost of insurance charge.

DECREASING THE FACE AMOUNT

You select the face amount when you apply for the Policy. After the first policy year, you may decrease the face amount subject to the conditions described below. (Decreases are not allowed for policies issued in Virginia.) We may require you to return your Policy to make a decrease. Decreasing the face amount may have tax consequences and you should consult a tax adviser before doing so.

         -- You must submit a written request to decrease the face amount, but you may not decrease the face amount below the minimum initial face amount. The decrease must be for at least $25,000.

         -- Any decrease will be effective on the policy processing day on or next following the date we approve your request.

         -- Decreasing the face amount may result in a surrender charge which will reduce policy account value.

         -- A decrease in face amount generally will decrease the net amount at risk, which will decrease the cost of insurance charges. For purposes of determining the cost of insurance charge and any surrender charge, any decrease will reduce the initial face amount.

         -- We will not allow a decrease in face amount if this decrease would cause the Policy to no longer qualify as life insurance under the Code.

         -- Decreasing the face amount will not affect the minimum guarantee premium, unless you have elected the Guaranteed Minimum Death Benefit rider.

SETTLEMENT OPTIONS

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the Separate Account. More detailed information concerning these settlement options is available on request from our Service Center. See "Other Policy Information -- Payment of Policy Benefits."

SURRENDERS AND PARTIAL WITHDRAWALS
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

SURRENDERS

You may request to surrender your Policy for its net cash surrender value as calculated at the end of the valuation day when we receive your request, subject to the following conditions:

      -- You must complete and sign our surrender form and send it to us at our Service Center. You may obtain the surrender form by calling us at
          (800) 688-5177.

      -- At least one insured must be alive and the Policy must be in force when you make your request, and the request must be made before the final policy date. We may require that you return the Policy.

      -- If you surrender your Policy during the first 15 policy years, you will incur a surrender charge. See "Charges and Deductions -- Surrender Charges."

      -- Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

      -- We will pay the net cash surrender value to you in a lump sum within 7 days after we receive your completed, signed surrender form unless you request other arrangements. See "Other Policy Information -- Payment of Policy Benefits."

      --  A surrender may have tax consequences. See "Federal Tax
          Considerations -- Tax Treatment of Policy Benefits."

PARTIAL WITHDRAWALS

After the first policy year, you may make a written request to withdraw part of the net cash surrender value subject to the following conditions:

     -- You must request at least $1,500.

     -- For each partial withdrawal, we deduct a $25 fee from the remaining policy account value. See "Charges and Deductions -- Partial Withdrawal Charge."

     -- At least one insured must be alive and the Policy must be in force when you make your request, and this request must be made before the final policy date.

     -- You can specify the Subaccount(s) from which to make the partial withdrawal but may not specify that the partial withdrawal be deducted from the Guaranteed Account. If you do not make a specification, we will deduct the amount (including any fee) from the Subaccounts and the Guaranteed Account on a pro-rata basis (that is, based on the proportion that each Subaccount value and the Guaranteed Account value bears to the unloaned policy account value).

     -- You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the face amount below the minimum face amount.

     -- If Death Benefit Option A is in effect, we will reduce the face amount by the amount of the partial withdrawal (including the partial withdrawal charge).

     -- If you purchased the Survivorship Additional Insurance Benefit rider, partial withdrawals first decrease the Policy's face amount and then the rider coverage amount.

     -- We will process the partial withdrawal at the unit values next determined after we receive your request.

     -- We generally will pay a partial withdrawal request within 7 days after the valuation day when we receive the request.

     -- A partial withdrawal can affect the face amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge (see "Charges and Deductions -- Monthly Deduction")).

     -- If a partial withdrawal would cause the Policy to fail to qualify as life insurance under the Code, we will not allow the partial withdrawal.

     -- Partial withdrawals may have tax consequences. See "Federal Tax
        Considerations -- Tax Treatment of Policy Benefits."

TRANSFERS
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You may make transfers between and among the Subaccounts and the Guaranteed
Account. We determine the amount you have available for transfers at the end of the valuation period when we receive your request. The following features apply to transfers under the Policy:

     -- You must transfer at least $1,000, or the total value in the Subaccount or Guaranteed Account, if less.

     -- We deduct a $25 charge from the amount transferred for the 13th and each additional transfer in a policy year. Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing the transfer charge. See "Transfers -- Dollar Cost Averaging,"
        "Transfers -- Automatic Asset Rebalancing," and "Other Policy Information -- Additional Transfer Rights."

     -- We consider each telephone, fax, e-mail, or written request to be a single transfer, regardless of the number of Subaccounts (or Guaranteed Account) involved.

     -- We process transfers based on unit values determined at the end of the valuation day when we receive your transfer request. The corresponding portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each valuation period. Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the New York Stock Exchange.

Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of excessive trading by a policyowner or the policyowner's agent develops, we reserve the right not to process the transfer request. If your transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

TRANSFERS FROM THE GUARANTEED ACCOUNT. You may make one transfer out of the Guaranteed Account within 30 days prior to or following each policy anniversary. The amount transferred may not exceed 25% of the Guaranteed Account value. However, if the Guaranteed Account value is less than $1,000, the entire Guaranteed Account value may be transferred. If we receive your request for this transfer within 30 days prior to the policy anniversary, the transfer will be made as of the policy anniversary. If this request is received within 30 days after the policy anniversary, the transfer will be made as of the date we receive the request.

DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program in the application or by completing an election form that we receive by the beginning of the month. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Guaranteed Account over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount(s) or the Guaranteed Account. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

Each month on the policy processing day, we will automatically transfer equal amounts (minimum $500) from the chosen Subaccount to your designated "target accounts" in the percentages selected. You may have multiple target accounts.

To participate in dollar cost averaging, you must elect a period of time and place the following minimum amount in any one Subaccount (not the Guaranteed Account):

DOLLAR COST AVERAGING PERIOD                           MINIMUM AMOUNT
----------------------------                           --------------
         6 months                                         $ 3,000
        12 months                                         $ 6,000
        18 months                                         $ 9,000
        24 months                                         $12,000
        30 months                                         $15,000
        36 months                                         $18,000

If you have elected dollar cost averaging, the program will start on the first policy processing day after the later of:

     1.  The policy date;

     2. The end of the 15-day period when premiums have been allocated to the Money Market Subaccount; or

     3. When the value of the chosen Subaccount equals or exceeds the greater of: (a) the minimum amount stated above; or (b) the amount of the first monthly transfer.

DOLLAR COST AVERAGING WILL END IF:     -- we receive your written request to cancel your
                                       participation;
                                       -- the value in the chosen Subaccount is insufficient to
                                       make the transfer;
                                       -- the specified number of transfers has been completed; or
                                       -- the Policy enters the grace period.

You will receive written notice confirming each transfer and when the program has ended. You are responsible for reviewing the confirmation to verify that the transfers are being made as requested. There is no additional charge for dollar cost averaging. A transfer under this program is NOT considered a transfer for purposes of assessing the transfer fee. We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' written notice to you. You cannot choose dollar cost averaging if you are participating in the automatic asset rebalancing program or if a policy loan is outstanding.

AUTOMATIC ASSET REBALANCING

We also offer an automatic asset rebalancing program under which we will automatically transfer amounts quarterly or annually to maintain a particular percentage allocation among the Subaccounts. Policy account value allocated to each Subaccount will grow or decline in value at different rates. The automatic asset rebalancing program automatically reallocates the policy account value in the Subaccounts at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule. The automatic asset rebalancing program will transfer policy account value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The automatic asset rebalancing program does not guarantee gains, nor does it assure that you will not have losses. Policy account value in the Guaranteed Account is not available for this program.

TO PARTICIPATE IN THE AUTOMATIC ASSET  -- you must elect this feature in the application or after
REBALANCING PROGRAM:                   issue by submitting an automatic asset rebalancing request form to our Service Center; and
                                       -- you must have a minimum policy account value of $1,000.

There is no additional charge for the automatic asset rebalancing program. Any reallocation which occurs under the automatic asset rebalancing program will NOT be counted towards the 12 "free" transfers allowed during each policy year. You can end this program at any time.

AUTOMATIC ASSET REBALANCING WILL END   -- the total value in the Subaccounts is less than $1,000;
IF:                                    -- you make a transfer;
                                       -- you make a change to the current premium allocation
                                       instructions; or
                                       -- we receive your written request to terminate the program.

We may modify, suspend, or discontinue the automatic asset rebalancing program at any time. You cannot choose automatic asset rebalancing if you are participating in the dollar cost averaging program.

LOANS
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While the Policy is in force, you may submit a request to borrow money from us using the Policy as the only collateral for the loan. You may increase your risk of lapse if you take a loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

LOAN CONDITIONS:

      --   The MINIMUM LOAN you may take is $500.

      -- The MAXIMUM LOAN you may take is the net cash surrender value on the date of the loan.

      -- To secure the loan, we transfer an amount as collateral to the Loan Account. This amount is equal to the amount of the loan (adjusted by the earned interest rate and the charged interest rate to the next policy anniversary). You may request that we transfer this amount from specific Subaccounts, but may not request that we transfer this amount from the Guaranteed Account. However, if you do not specify any specific Subaccounts, we will transfer the loan from the Subaccounts and the Guaranteed Account on a pro-rata basis based on the proportion that the values in the Subaccounts and Guaranteed Account bear to the unloaned policy account value.

      -- We charge you 6% interest per year (charged interest rate) on your loan. Interest is due and payable at the end of each policy year. Unpaid interest becomes part of the outstanding loan and accrues interest, beginning 23 days after the policy anniversary. Unpaid interest is allocated based on your written instructions. If there are no such instructions or the policy account value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value in the Subaccounts bear to the total unloaned policy account value.

      -- Amounts in the Loan Account earn interest at an annual rate guaranteed not to be lower than 4.0% (earned interest rate). We may credit the Loan Account with an interest rate different than the rate credited to net premiums allocated to the Guaranteed Account. We currently credit 4.5% to amounts in the Loan Account until the 15th policy anniversary, and 5.50% annually thereafter. The tax consequences associated with loans taken from or secured by a Policy that is not a MEC are unclear when the interest earned on the loan is increased to 5.50%.

      -- We transfer earned loan interest to the Subaccounts and/or the Guaranteed Account and recalculate collateral: (a) when loan interest is paid or added to the loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. We also recalculate collateral under these situations. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments.

      -- You may repay all or part of your indebtedness at any time while at least one insured is alive and the Policy is in force. Upon each loan repayment, we will allocate an amount equal to the loan repayment (but not more than the amount of the outstanding loan) from the Loan Account back to the Subaccounts and/or Guaranteed Account according to the pro rata basis upon which we originally transferred the loan collateral from the Subaccounts and/or Guaranteed Account as described above. We will allocate any repayment in excess of the amount of the outstanding loan to the Subaccounts and/or the Guaranteed Account based on the amount of interest due on the portion of the outstanding loan allocated to each such account.

      -- While your loan is outstanding, we will credit all payments you send to us as loan repayments unless you provide written notice for the payments to be applied as premium payments.

      -- We deduct any indebtedness from the policy account value upon surrender, and from the insurance proceeds payable on the last surviving insured's death.

      -- If your indebtedness causes the net cash surrender value on a policy processing day to be less than the monthly deduction due, your Policy will enter a grace period. See "Policy Lapse and Reinstatement."

      -- We normally pay the amount of the loan within 7 days after we receive a loan request. We may postpone payment of loans under certain conditions. See "Other Policy Information -- Payments We Make."

EFFECT OF POLICY LOANS

A loan, whether or not repaid, affects the Policy, the policy account value, the net cash surrender value, and the death benefit. The insurance proceeds and net cash surrender value include reductions for the amount of any indebtedness. Repaying a loan causes the death benefit and net cash surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount as collateral for the loan in the Loan Account. This amount is not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. Amounts transferred from the Separate Account to the Loan Account will affect the policy account value, even if the loan is repaid, because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the Separate Account.

Accordingly, the effect on the policy account value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a policy loan is likely to be.

There are risks involved in taking a loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. If the Policy is a MEC, then a loan will be treated as a partial withdrawal for Federal income tax purposes. A loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See "Policy Lapse and Reinstatement." In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. The owner of such a Policy should seek competent advice before requesting a policy loan.

POLICY LAPSE AND REINSTATEMENT
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LAPSE

Your Policy may enter a 61-day grace period and possibly lapse (terminate without value) if the net cash surrender value is not enough to pay the monthly deduction and other charges. If you have taken a loan, then your Policy also will enter a grace period (and possibly lapse) whenever your indebtedness reduces the net cash surrender value to zero.

Your Policy will NOT lapse:

     1. During the first 5 policy years, if you pay premiums (less any indebtedness and partial withdrawals) in excess of the minimum guarantee premium;

     2. If you purchase a Guaranteed Minimum Death Benefit rider and meet certain conditions (see "Other Policy Information -- Supplemental Benefits and Riders"); or

     3. If you make a payment equal to 3 monthly deductions before the end of the grace period.

If your Policy enters a grace period, we will mail a notice to your last known address and to any assignee of record. The 61-day grace period begins on the date of the notice. The notice will indicate that the payment amount of 3 monthly deductions is required and will also indicate the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate and you will receive no benefits. You may reinstate a lapsed Policy if you meet certain requirements. If the last surviving insured dies during the grace period, we will pay the insurance proceeds.

REINSTATEMENT

Unless you have surrendered your Policy, you may reinstate a lapsed Policy at any time while both insureds are alive and within 3 years after the end of the grace period (and prior to the final policy date) by submitting all of the following items to us at our Service Center:

     1.  A written notice requesting reinstatement;

     2.  Evidence of insurability we deem satisfactory; and

     3. Payment of sufficient premium to keep the Policy in force for at least 3 months.

The effective date of reinstatement will be the first policy processing day on or next following the date we approve your application for reinstatement. The reinstated Policy will have the same policy date as it had prior to the lapse. Upon reinstatement, the policy account value will be based upon the premium paid to reinstate the Policy.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
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The following summarizes some of the basic Federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. PLEASE CONSULT COUNSEL OR OTHER QUALIFIED TAX ADVISERS FOR MORE COMPLETE INFORMATION. We base this discussion on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

TAX STATUS OF THE POLICY. A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts. The manner in which these requirements are to be applied to certain features of the Policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied. Nevertheless, we anticipate that a Policy should satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance contract for Federal income tax purposes. We intend that the Separate Account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in constructive receipt of the policy account value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a MEC.

MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance contracts are classified as MECs and receive less favorable tax treatment than other life insurance contracts. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during any policy year. Certain changes in a Policy after it is issued could also cause it to be classified as a MEC. A reduction in the Policy's death benefits at any time below the lowest level of death benefits payable during the first seven Policy years could cause the Policy to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax adviser to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

      -- All distributions other than death benefits from a MEC, including distributions upon surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned policy account value immediately before the distribution plus prior distributions over the owner's total investment in the Policy at that time. They will be treated as tax-free recovery of the owner's investment in the Policy only after all such excess has been distributed. "Total investment in the Policy" means the aggregate amount of any premiums or other considerations paid for a Policy, plus any previously taxed distributions.

      -- Loans taken from such a Policy (or secured by such a Policy, e.g., by assignment) are treated as distributions and taxed accordingly.

      -- A 10% additional income tax penalty is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

If a Policy becomes a MEC, distributions that occur during the policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT
CONTRACTS. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, there is some uncertainty as to the tax treatment of amounts in the Loan Account after the 15th policy anniversary under a Policy that is not a MEC. You should consult a tax adviser on this point.

Finally, neither distributions from nor loans from (or secured by) a Policy that is not a MEC are subject to the 10% additional tax.

POLICY LOANS. In general, interest you pay on a loan from a Policy will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All MECs that we issue (and that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

TAXATION OF POLICY SPLIT. The Policy Split Option rider permits a Policy to be split into two other permanent life policies upon the occurrence of a divorce of the joint insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax adviser regarding the possible consequences of a policy split.

BUSINESS USES OF THE POLICY. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. The IRS has also recently issued new guidance on split dollar insurance plans. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

CONTINUATION BEYOND AGE 100. The tax consequences of continuing the Policy beyond the younger insured's attained age 100 are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the younger insured's attained age 100.


WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


OTHER POLICY OWNER TAX MATTERS. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

POSSIBLE TAX LAW CHANGES. While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS. If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the Federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost (generally referred to as the "P.S. 58" cost) to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Account value is not taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

SPECIAL RULES FOR 403(b) ARRANGEMENTS. If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-sharing Plans" discussed above may be applicable. In addition, premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code. A competent tax adviser should be consulted.


FOREIGN TAX CREDITS. To the extent that any underlying eligible portfolio makes the appropriate election, certain foreign taxes paid by the portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Policy owners.



SUPPLEMENTAL BENEFITS AND RIDERS. For further discussion of the tax consequences associated with particular supplemental benefits and riders available under the Policy, see "Other Policy Information -- Supplemental Benefits and Riders."


OTHER POLICY INFORMATION
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PAYMENT OF POLICY BENEFITS

BENEFIT PAYABLE ON FINAL POLICY DATE. If one of the insureds is living on the final policy date (at the younger insured's attained age 100), we will pay you the policy account value less any indebtedness and any unpaid monthly deductions. Insurance coverage under the Policy will then end. Payment will generally be made within 7 days of the final policy date. You may elect to continue the Policy beyond the younger insured's attained age 100 under the Final Policy Date Extension rider.

INSURANCE PROCEEDS. Insurance proceeds will ordinarily be paid to the beneficiary within 7 days after we receive proof of the last surviving insured's death and all other requirements are satisfied, including receipt by us at our Service Center of all required documents. Generally, we determine the amount of a payment from the Separate Account as of the date of the last surviving insured's death. We pay insurance proceeds in a single sum unless you have selected an alternative settlement option. If insurance proceeds are paid in a single sum, we pay interest at an annual rate of 3% (unless we declare a higher rate) on the insurance proceeds from the date of the last surviving insured's death until payment is made.

SETTLEMENT OPTIONS. In lieu of a single sum payment on death, surrender, or maturity, you may elect one of the following settlement options. Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied. As part of our general account assets, settlement options proceeds may be subject to claims of creditors.

     -- Proceeds at Interest Option. Proceeds are left on deposit to accumulate with us with interest payable at 12, 6, 3, or 1 month intervals.

     -- Installments of a Specified Amount Option. Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1 month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.

     -- Installments for a Specified Period Option. Proceeds are payable in a number of equal monthly installments. Alternatively, the installments may be paid at 12, 6, or 3 month intervals. Payments may be increased by additional interest which would increase the installments certain.

     -- Life Income Option. Proceeds are payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.

     -- Joint and Survivor Life Income Option. Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months.

A guaranteed interest rate of 3% per year applies to the above settlement options. We may declare additional rates of interest in our sole discretion. We may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates. See "Death Benefit -- Insurance Proceeds" and the Policy for more details.

THE POLICY

The Policy, application(s), policy schedule pages, and any riders are the entire contract. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

TELEPHONE, FAX, AND E-MAIL REQUESTS

In addition to written requests, we may accept telephone, fax, and e-mail instructions from you or an authorized third party regarding transfers, dollar cost averaging, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the special transfer right, and partial withdrawals (fax and e-mail only), subject to the following conditions:

     -- You must complete and sign our telephone, fax, or e-mail request form and send it to us. You also may authorize us in the application or by written notice to act upon instructions given by telephone, fax, or e-mail.

     -- You may designate in the request form a third party to act on your behalf in making telephone, fax, or e-mail requests.

     -- We will employ reasonable procedures to confirm that instructions are genuine.

     -- If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

     -- These procedures may include requiring forms of personal identification prior to acting upon instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

     -- We reserve the right to suspend telephone, fax, and/or e-mail instructions at any time for any class of policies for any reason.


If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you.


Telephone, fax, and e-mail may not always be available. Any telephone, fax or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.

OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the insureds in the application or in a supplemental application. Therefore, we may contest the validity of the Policy based on material misstatements made in the application (or any supplemental application).

However, we will not contest the Policy after the Policy has been in force during each insured's lifetime for 2 years from the policy issue date. Likewise, we will not contest any Policy change that requires evidence of insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect for 2 years during each insured's lifetime.

SPLIT DOLLAR ARRANGEMENTS

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., net cash surrender value or insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the net cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the net cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount which he would have been entitled to receive upon surrender of the policy and the employee's beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center. The IRS has recently issued guidance regarding the tax treatment of split dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement.

SUICIDE EXCLUSION

The Policy will terminate and our liability will be limited to an amount equal to the premiums paid, less any indebtedness, and less any partial withdrawals previously paid if:

     (a) both insureds commit suicide, while sane or insane, within 2 years of the policy issue date (except where state law requires a shorter period) and within 90 days of each other;

     (b) the last surviving insured dies by suicide, whether sane or insane, within such 2 year period and within 90 days of the death of the first of the insureds to die; or

     (c) the last surviving insured lives for more than 90 days beyond the date that the first insured's death occurred by suicide and does not exchange the Policy as described below.

During the 90 day period following the date that the first insured dies by suicide, the surviving insured may exchange the Policy, without evidence of insurability, for a permanent life policy issued by PLACA on the life of the surviving insured. The policy issue date for the new policy will be the 91st day after the date of the first insured's death. In the event that one of the insureds commits suicide within 2 years of the policy issue date and the surviving insured does not exercise this exchange right, coverage under the Policy will end on the 91st day following such death.

If one of the insureds commits suicide within 2 years of the policy issue date (or shorter period required by state law) and the surviving insured dies, other than by suicide, within 90 days of the date of the first death, PLACA will pay the insurance proceeds to the beneficiary.

If an insured commits suicide, while sane or insane, within 2 years from the effective date of any change which increases the death benefit, the Policy will terminate and our liability with respect to the amount of increase will be limited to the sum of the monthly deductions for the cost of insurance attributable to the increase and the expense charge for the increase in face amount previously deducted from policy account value.

Certain states may require suicide exclusion provisions that differ from those stated here.

MISSTATEMENT OF AGE OR SEX

If either insured's age or sex was stated incorrectly in the application, we will adjust the death benefit and any benefits provided by riders to the amount that would have been payable at the correct age and sex based on the most recent monthly deduction. No adjustment will be made to the policy account value.

MODIFYING THE POLICY

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or a vice president. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

     -- to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our Company, or the Separate Account is subject;

     -- to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or

     -- to reflect a change in the Separate Account's operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with these laws.


DELAYS IN PAYMENTS WE MAKE


We usually pay the amounts of any surrender, partial withdrawal, insurance proceeds, loan, or settlement options within 7 days after we receive all applicable written notices, permitted telephone, fax, and/or e-mail requests, and/or due proofs of death. However, we can postpone these payments if:

     -- the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; OR

     -- the Securities and Exchange Commission permits, by an order, the postponement of any payment for the protection of owners; OR

     -- the Securities and Exchange Commission determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

We have the right to defer payment of amounts from the Guaranteed Account for up to 6 months after receipt of the payment request. We will pay interest on any payment deferred for 30 days or more at an annual rate of 3%.

If you have submitted a check or draft to our Service Center, we have the right to defer payment of surrenders, partial withdrawals, insurance proceeds, or payments under a settlement option until the check or draft has been honored.


If mandated under applicable law, we may be required to reject a premium payment. We may also be required to block your account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.


ADDITIONAL TRANSFER RIGHTS

SPECIAL TRANSFER RIGHT

At any one time during the first 2 years following the policy issue date, you may request a transfer of the entire amount in the Separate Account to the Guaranteed Account, and the allocation of all future net premiums to the Guaranteed Account. This serves as an exchange of the Policy for the equivalent of a flexible premium fixed benefit life insurance policy. We will not assess any transfer or other charges in connection with the special transfer right, and this transfer will not count toward the 12 "free" transfers permitted each policy year.

CHANGE IN SUBACCOUNT INVESTMENT POLICY

If the investment policy of a Subaccount is materially changed, you may transfer the portion of the policy account value in that Subaccount to another Subaccount or to the Guaranteed Account without a transfer charge and without having the transfer count toward the 12 transfers permitted without charge during a Policy Year.

REPORTS TO OWNERS

At least once each year, we will send you a report showing the following information as of the end of the report period:

     X the current policy account value, Guaranteed Account value, Subaccount values, and Loan Account value

     X the current net cash surrender value

     X the current death benefit

     X the current amount of any indebtedness

     X any activity since the last report (e.g., premiums paid, partial withdrawals, charges and deductions)

     X any other information required by law

We currently send these reports quarterly. In addition, we will send you a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).

We can prepare a similar report for you at other times for a reasonable fee. We may limit the scope and frequency of these requested reports.

We will send you a semi-annual report containing the financial statements of each portfolio in which you are invested.

RECORDS

We will maintain all records relating to the Separate Account and the Guaranteed Account at our Service Center.

POLICY TERMINATION

Your Policy will terminate on the earliest of:

     -- the final policy date;

     -- the end of the grace period without a sufficient payment;

     -- the date the last surviving insured dies; or

     -- the date you surrender the Policy.

SUPPLEMENTAL BENEFITS AND RIDERS

SURVIVORSHIP ADDITIONAL INSURANCE BENEFIT RIDER

The Survivorship Additional Insurance Benefit rider ("SAIB rider") provides additional insurance protection by offering an additional death benefit payable to the beneficiary on the death of both insureds without increasing the policy's face amount. The SAIB rider may be purchased at issue only, and may not be available in all states. You should consult your agent before buying an SAIB rider.

The additional death benefit provided by the SAIB rider varies depending on which death benefit you have selected under the Policy.

     -- If death benefit option A is in effect, the additional death benefit equals the Policy's face amount plus the rider coverage amount less the Policy's death benefit.

     -- If death benefit option B is in effect, the additional death benefit equals the Policy's face amount plus the rider coverage amount plus the policy account value less the Policy's death benefit.

In addition, please note the following about the SAIB rider:

     -- THE SAIB RIDER HAS A COST OF INSURANCE CHARGE THAT IS DEDUCTED FROM THE
        POLICY ACCOUNT VALUE AS PART OF THE MONTHLY DEDUCTION. Generally, the current cost of insurance rates for an SAIB rider are lower than the current cost of insurance rates on the Policy's net amount at risk. The guaranteed cost of insurance rates under an SAIB rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

     -- The minimum guarantee premium (i.e., the amount necessary to guarantee the Policy will not lapse during the first 5 policy years) will be higher if you elect the SAIB rider.

     -- The SAIB rider may be canceled separately from the Policy (i.e., the SAIB rider can be canceled without causing the Policy to be canceled or to lapse). The SAIB rider will terminate on the earliest of: (1) our receipt of your written notice requesting termination of the rider; (2) surrender or other termination of the Policy itself; or (3) the policy anniversary nearest attained age 100 of the younger insured.

     -- If you change from death benefit option A to death benefit option B, we will first decrease the Policy's face amount and then the rider coverage amount by the policy account value. See "Death Benefit -- Changing Death Benefit Options".

     -- If death benefit option A is in effect and you make a partial withdrawal, we will first decrease the Policy's face amount and then the rider coverage amount by the amount withdrawn (including the partial withdrawal charge). See "Surrenders and Partial Withdrawals -- Partial Withdrawals".

     -- The SAIB rider has no cash or loan value.

     -- After the first policy year, and subject to certain conditions, you may decrease the rider coverage amount separately from the Policy's face amount (and the Policy's face amount may be changed without affecting the rider coverage amount). The amount of the decrease must be at least $25,000.

     -- The SAIB rider has no surrender charge, additional surrender charge, or premium expense charge.

     -- Because we impose no surrender charge for decreasing the rider coverage amount, such a decrease may be less expensive than a decrease of the same size in the face amount of the Policy (if the face amount decrease would be subject to a surrender charge). However, continuing coverage on an increment of Policy face amount may have a current cost of insurance charge that is higher than the same increment of coverage amount under the rider. You should consult your agent before deciding whether to decrease Policy face amount or SAIB rider coverage amount.

     -- To comply with the maximum premium limitations under the Code, insurance coverage provided by an SAIB rider is treated as part of the Policy's face amount. For a discussion of the tax status of the Policy, see "Federal Tax Considerations".

POLICY SPLIT OPTION RIDER

Under this rider, the owner(s) may exchange the Policy for two individual permanent life insurance policies, one on the life of each of the insureds, by sending a written request to us within 180 days of one of the following events:

     1. a court of competent jurisdiction issues a final divorce decree with respect to the marriage of the insureds; or

     2. federal estate tax law is changed so as to remove the unlimited marital deduction or reduce the estate taxes payable on death by 50% or more.

If the Policy is owned jointly by two owners, both must agree to exercise the rider. PLACA requires satisfactory evidence of insurability as to both insureds before issuing the individual policies. In the event that one of the insureds cannot provide satisfactory evidence of insurability, or if an insured does not want to exchange the Policy, an individual policy may be issued on the other insured and one-half of the net cash surrender value of the Policy may be distributed to the owner(s) instead of a second individual policy.

If the rider is exercised, the Policy will terminate and the individual policies will become effective as of the policy processing day following the later of the date that (1) written request is made for the exchange, or (2) PLACA approves the exchange. This date shall also be the policy date for the individual policies. Any indebtedness under the Policy is extinguished as of the date of the exchange.

The two individual policies will each have an initial premium equal to 50% of the Policy's final policy account value less 50% of any policy loan (including accrued interest). The face amount of each individual policy will be at least 50% of the Policy's final face amount and never less than the stated minimum face amount as of the date of the exchange.

After the exchange, the owner(s) may return an individual policy for a refund under the free look period provision in such policy. The refund cannot exceed 50% of the net cash surrender value of the Policy plus premiums paid in connection with the individual policy.

The rider terminates upon the earliest of: (1) the policy processing date on or following the day that we receive a written request to exchange under this rider, (2) the date of death of the first insured to die under the Policy, (3) the date we receive a Written Request to cancel this rider, (4) the Policy Anniversary when the older insured reaches attained age 81, or (5) the date the Policy is surrendered.

OTHER RIDERS

In addition to the Policy Split Option rider and Survivorship Additional Insurance Benefit rider, the following riders offering supplemental benefits are available under the Policy. Most of these riders are subject to age and underwriting requirements and, unless otherwise indicated, must be purchased when the Policy is issued. We deduct any monthly charges for these riders from policy account value as part of the monthly deduction. These riders (which are summarized below) provide fixed benefits that do not vary with the investment performance of the Separate Account. Your agent can help you determine whether certain of the riders are suitable for you. These riders may not be available in all states. Please contact us for further details.

     -- CHANGE OF INSURED: This rider permits you to change one of the insureds, subject to certain conditions and evidence of insurability. The Policy's face amount will remain the same, and the monthly deduction for the cost of insurance and any other benefits provided by rider will be adjusted for the attained age and premium class of the new insured as of the effective date of the change. As the change of an insured is generally a taxable event, you should consult a tax advisor before making such a change.

     -- CONVERTIBLE TERM LIFE INSURANCE: This rider provides term insurance on either or both insureds. This rider will terminate on the earliest of:
        (1) our receipt of your written notice requesting termination of the rider; (2) surrender or other termination of the Policy; (3) the policy anniversary nearest the attained age 100 of the covered insured; or (4) exercise of the Policy Split Option Rider (if applicable). If the Policy is extended by the Final Policy Date Extension rider, this rider will terminate on the original final policy date. This rider and the Guaranteed Minimum Death Benefit rider may not be issued on the same Policy.

     -- DISABILITY WAIVER BENEFIT: This rider provides that in the event of an insured's total disability (as defined in the rider), which begins while the rider is in effect and which continues for at least 6 months, we will apply a premium payment to the Policy on each policy processing day during the first 5 policy years while the insured is totally disabled (the amount of the payment will be based on the minimum annual premium). We will also waive all monthly deductions due after the commencement of and during the continuance of the total disability after the first 5 policy years. This rider terminates on the earliest of: (1) the first policy processing day after our receipt of your written notice requesting termination of the rider; (2) surrender or other termination of the Policy; or (3) the policy anniversary nearest an insured's attained age 60 (except for benefits for a disability which began before that policy anniversary).

     -- FINAL POLICY DATE EXTENSION:  This rider extends the final policy date
        20 years past the original final policy date. This benefit may be added only on or after the anniversary nearest the younger insured's 90th birthday. There is no additional charge for this benefit. The death benefit after the original final policy date will be the policy account value. All other riders in effect on the original final policy date will terminate on the original final policy date. Adding this benefit and/or continuing the Policy beyond the younger insured's attained age 100 may have tax consequences and you should consult a tax adviser before doing so.

     -- FOUR YEAR SURVIVORSHIP TERM LIFE INSURANCE: This rider provides additional term insurance during the first four policy years upon due proof of the death of both insureds. The amount of this term insurance is 1.25 multiplied by the face amount of the Policy.

     -- GUARANTEED MINIMUM DEATH BENEFIT: This rider provides a guarantee that, if the net cash surrender value is not sufficient to cover the monthly deductions, and the minimum guarantee premium has been paid, the Policy will not lapse prior to the end of the death benefit guarantee period (as defined in the rider). If this rider is added, the monthly deduction will be increased by $0.01 per every $1,000 of face amount in force under the Policy. The rider and the additional monthly deduction terminate on the earliest of: (1) our receipt of your written notice requesting termination of the rider; (2) surrender or other termination of the Policy; or (3) expiration of the death benefit guarantee period. This rider and the Convertible Term Life Insurance rider may not be issued on the same Policy.

PERFORMANCE DATA
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In order to demonstrate how the actual investment performance of the portfolios could have affected the death benefit, policy account value, and net cash surrender value of the Policy, we may provide hypothetical illustrations using the actual investment performance of each portfolio since its inception. THESE HYPOTHETICAL ILLUSTRATIONS ARE DESIGNED TO SHOW THE PERFORMANCE THAT COULD HAVE RESULTED IF THE POLICY HAD BEEN IN EXISTENCE DURING THE PERIOD ILLUSTRATED AND ARE NOT INDICATIVE OF FUTURE PERFORMANCE.

The values we illustrate for death benefit, policy account value, and net cash surrender value take into account all applicable charges and deductions from the Policy (current and guaranteed), the Separate Account and the portfolios. We have not deducted premium taxes or charges for any riders. These charges would lower the performance figures significantly if reflected.


During extended periods of low interest rates, the yields of any Subaccount investing in a money market portfolio may also become extremely low and possibly negative.


ADDITIONAL INFORMATION
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SALE OF THE POLICIES

The Policy will be sold by individuals who are licensed as our life insurance agents and appointed by us and who are also registered representatives of 1717, or registered representatives of a broker-dealer having a selling agreement with 1717, or registered representatives of a broker-dealer having a selling agreement with these broker-dealers. 1717 is located at Christiana Executive Campus, P.O. Box 15626, Wilmington,

Delaware 19850, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). 1717 was organized under the laws of Pennsylvania on January 22, 1969 as an indirect wholly owned subsidiary of Provident Mutual. 1717 retains no compensation as principal underwriter of the Policies. We decide the insurance underwriting, the determination of premium class, and whether to accept or reject an application. 1717 also may reject an application if the Policy applied for is unsuitable.



More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.



We pay sales commissions for the sale of the Policies. Under our distribution agreement with 1717, we may pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. We also pay for 1717's operating and other expenses. Commissions payable for sales by registered representatives of a broker-dealer having a selling agreement with 1717, and/or to registered representatives of a broker-dealer having a selling agreement with these broker-dealers, will be paid to such broker-dealers, who in turn may pay their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers and/or reimburse them for portions of Policy sales expenses.


During the first policy year, the maximum sales commission payable to our agents or other registered representatives will be approximately 91% of premiums paid up to a specified amount, and 2% of premiums paid in excess of that amount. During policy years 2 through 10, the maximum sales commission will not be more than 2% of premiums paid, and after policy year 10, the maximum sales commission will be 0% of premiums paid. Expense allowances and bonuses may also be paid, and agents may receive annual renewal compensation of up to 0.25% of the unloaned policy account value. Agents may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first policy year.

Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may also reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to Policy owners or the Separate Account.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

POTENTIAL CONFLICTS OF INTEREST

In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither we nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each portfolio's Board of

Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws;
(2) changes in Federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.


The portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the portfolio as an investment option under the Policies or replacing the portfolio with another portfolio.


STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state. This prospectus provides a general description of the Policy. Your actual policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and riders, if any, contact our Service Center.

STANDARD & POOR'S

"Standard & Poor's(R)", "S&P(R)","S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PLACA and the Market Street Fund ("Market Street"). Neither the Policy nor the Equity 500 Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the owners of the Policy and the Equity 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Policy and the Equity 500 Index Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to PLACA and Market Street is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to PLACA, Market Street, the Policy, or the Equity 500 Index Portfolio. S&P has no obligation to take the needs of PLACA, Market Street, or the owners of the Policy or the Equity 500 Index Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the Equity 500 Index Portfolio or the timing of the issuance or sale of the Policy or the Equity 500 Index Portfolio or in the determination or calculation of the equation by which the Policy or the Equity 500 Index Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the Equity 500 Index Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PLACA, MARKET STREET, OWNERS OF THE POLICY AND THE EQUITY 500 INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE

S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

VOTING PORTFOLIO SHARES

Even though we are the legal owner of the portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as owners instruct, so long as such action is required by law.

Before a vote of a portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of policy account value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations, or interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, under certain circumstances we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to owners advising you of the action and the reasons we took this action.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Policy under the Federal securities laws. James Bernstein, Assistant Secretary of Provident Mutual and PLACA, has provided advice on certain matters relating to the laws of Delaware regarding the Policies and our issuance of the Policies.

LEGAL PROCEEDINGS

Provident Mutual and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Provident Mutual and PLACA believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them or the Separate Account.

EXPERTS

The Financial Statements have been included in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

Actuarial matters included in the prospectus have been examined by Scott V. Carney, FSA, MAAA, Vice President and Actuary of Provident Mutual, as stated in his opinion filed as an exhibit to the Registration Statement.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account appear at the end of this prospectus. Our financial statements should be distinguished from the Separate Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies.

ADDITIONAL INFORMATION ABOUT THE COMPANY

We are a stock life insurance company and wholly owned subsidiary of Provident Mutual, which was chartered by the Commonwealth of Pennsylvania in 1865. We are subject to regulation by the Insurance Department of the State of Delaware, as well as by the insurance departments of all other states and jurisdictions in which we do business. We are engaged in the business of issuing life insurance policies and annuity contracts, and we are currently licensed to do business in 49 states and the District of Columbia. Our Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

We submit annual statements on our operations and finances to insurance officials in all states and jurisdictions in which we do business. We have filed the Policy described in this prospectus with insurance officials in those jurisdictions in which the Policy is sold.

We intend to reinsure a portion of the risks assumed under the Policies.

PLACA'S EXECUTIVE OFFICERS AND DIRECTORS

We are governed by a board of directors. The following table sets forth the name, address, and principal occupation during the past 5 years of each of our executive officers and directors. Unless otherwise noted, each person's principal business address is c/o Provident Mutual Life Insurance Company, 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.

                   BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


NAME                    POSITION WITH PLACA          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----                    -------------------          ----------------------------------------
Robert W. Kloss        Director and President    1996 to present -- President and Chief Executive
                                                 Officer of Provident Mutual Life Insurance
                                                 Company; 1999 to present -- Chairman of the
                                                 Board of Provident Mutual Life Insurance Company
James D. Kestner       Director                  1994 to present -- Vice President of Provident
                                                 Mutual Life Insurance Company
Alan F. Hinkle         Director, Vice            1996 to present -- Executive Vice President and
                       President, Actuary,       Chief Actuary of Provident Mutual Life Insurance
                       and Assistant             Company
                       Secretary
Joan C. Tucker*        Director, Vice            1996 to present -- Executive Vice President,
                       President --              Corporate Operations of Provident Mutual Life
                       Individual Insurance      Insurance Company
                       Operations, and
                       Assistant Secretary
Mary Lynn Finelli      Director, Vice            1996 to present -- Executive Vice President and
                       President, and            Chief Financial Officer of Provident Mutual Life
                       Assistant Secretary       Insurance Company
Mehran Assadi*         Director                  1998 to present -- Executive Vice President and
                                                 Chief Information Officer of Provident Mutual
                                                 Life Insurance Company; 1982 to 1998 -- Vice
                                                 President, Technology and Business Development
                                                 of St. Paul Company
Linda M. Springer      Director                  2000 to present -- Senior Vice President and
                                                 Controller of Provident Mutual Life Insurance
                                                 Company; 1996 to 2000 -- Vice President and
                                                 Controller of Provident Mutual Life Insurance
                                                 Company
Scott V. Carney        Vice President and        1996 to present -- Vice President and Actuary of
                       Actuary                   Provident Mutual Life Insurance Company
Michael Funck          Financial Reporting       1999 to present -- Assistant Vice President,
                       Officer                   Financial Reporting and Analysis of Provident
                                                 Mutual Life Insurance Company;
                                                 1999 -- Controller, TIG Insurance Group; 1997 to
                                                 1998 -- Assistant Controller, TIG Insurance
                                                 Group; 1996 to 1997 -- Senior Finance Manager,
                                                 TIG Insurance Group
Rosanne Gatta          Treasurer                 1994 to present -- Vice President and Treasurer
                                                 of Provident Mutual Life Insurance Company
Anthony T.             Assistant Treasurer       1990 to present -- Assistant Treasurer of
  Giampietro                                     Provident Mutual Life Insurance Company
Timothy P. Henry       Vice President and        2000 to present -- Vice President, Portfolio
                       Investment Officer        Management of Provident Mutual Life Insurance
                                                 Company; 1989 to 2000 -- Assistant Vice
                                                 President, Portfolio Management of Provident
                                                 Mutual Life Insurance Company
Joseph T. Laudadio*    Underwriting Officer      1989 to present -- Vice President, Underwriting
                                                 of Provident Mutual Life Insurance Company

NAME                    POSITION WITH PLACA          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----                    -------------------          ----------------------------------------
Todd R. Miller         Assistant Financial       1996 to present -- Assistant Vice President,
                       Reporting Officer         Financial Reporting of Provident Mutual Life
                                                 Insurance Company
Kathleen A. Walsh*     Chief Compliance          2000 to present -- Vice President and Chief
                       Officer                   Compliance Officer of Provident Mutual Life
                                                 Insurance Company; 2000 -- Senior Compliance
                                                 Officer of Provident Mutual Life Insurance
                                                 Company; 1999 to 2000 -- Compliance Officer of
                                                 Provident Mutual Life Insurance Company; 1998 to
                                                 1999 -- Senior Compliance Examiner of Provident
                                                 Mutual Life Insurance Company; 1997 to
                                                 1998 -- Director, Client Services of Compliance
                                                 Advisory Group


* The address is 300 Continental Drive, Newark, Delaware 19713


We hold the Separate Account's assets physically segregated and apart from the general account. We maintain records of all purchases and sale of portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $10 million per occurrence and $20 million in the aggregate covering our officers and employees has been issued by Continental Casualty Company (a subsidiary of CNA).

                              FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
Providentmutual Variable Life Separate Account
     Report of Independent Accountants......................   F-2
     Statements of Assets and Liabilities, December 31,
      2001..................................................   F-3
     Statements of Operations for the Year Ended December
      31, 2001..............................................   F-9
     Statements of Operations for the Year Ended December
      31, 2000..............................................  F-15
     Statements of Operations for the Year Ended December
      31, 1999..............................................  F-21
     Statements of Changes in Net Assets for the Year Ended
      December 31, 2001.....................................  F-26
     Statements of Changes in Net Assets for the Year Ended
      December 31, 2000.....................................  F-32
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1999.....................................  F-38
     Notes to Financial Statements..........................  F-43
Providentmutual Life and Annuity Company of America
     Report of Independent Accountants......................  F-89
     Statements of Financial Condition as of December 31,
      2001 and 2000.........................................  F-90
     Statements of Operations for the Years Ended December
      31, 2001, 2000 and 1999...............................  F-91
     Statements of Equity for the Years Ended December 31,
      2001, 2000 and 1999...................................  F-92
     Statements of Cash Flows for the Years Ended December
      31, 2001, 2000 and 1999...............................  F-93
     Notes to Financial Statements..........................  F-94

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Policyholders and
  Board of Directors of
Providentmutual Life and
  Annuity Company of America:

In our opinion, the accompanying statements of assets and liabilities of the Providentmutual Variable Life Separate Account (comprising twenty-seven subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 2001, the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
January 18, 2002

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                            ALL PRO        MONEY                                 MID CAP
                                          BROAD EQUITY     MARKET        BOND       BALANCED      GROWTH     INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund,
  Inc., at fair value:
  All Pro Broad Equity Portfolio........   $4,594,371
  Money Market Portfolio................                 $6,091,844
  Bond Portfolio........................                              $1,802,260
  Balanced Portfolio....................                                           $1,283,250
  Mid Cap Growth Portfolio..............                                                        $4,278,605
  International Portfolio...............                                                                      $3,622,397
Dividends receivable....................                     7,546
                                           ----------    ----------   ----------   ----------   ----------    ----------
Total Assets............................    4,594,371    6,099,390    1,802,260    1,283,250    4,278,605      3,622,397
                                           ----------    ----------   ----------   ----------   ----------    ----------
LIABILITIES
Payable to Providentmutual Life and
  Annuity Company of America............                     6,728
                                           ----------    ----------   ----------   ----------   ----------    ----------
NET ASSETS..............................   $4,594,371    $6,092,662   $1,802,260   $1,283,250   $4,278,605    $3,622,397
                                           ==========    ==========   ==========   ==========   ==========    ==========
Held for the benefit of policyholders...   $4,531,383    $6,081,105   $1,763,530   $1,167,683   $4,170,211    $3,583,438
Attributable to Providentmutual Life and
  Annuity Company of America............       62,988       11,557       38,730      115,567      108,394         38,959
                                           ----------    ----------   ----------   ----------   ----------    ----------
                                           $4,594,371    $6,092,662   $1,802,260   $1,283,250   $4,278,605    $3,622,397
                                           ==========    ==========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL   EQUITY 500
                                                 CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at
  fair value:
  All Pro Large Cap Growth Portfolio..........   $2,383,890
  All Pro Large Cap Value Portfolio...........                   $2,004,565
  All Pro Small Cap Growth Portfolio..........                                   $2,079,178
  All Pro Small Cap Value Portfolio...........                                                   $2,208,078
  Equity 500 Index Portfolio..................                                                                  $23,906,375
                                                 ----------      ----------      ----------      ----------     -----------
NET ASSETS....................................   $2,383,890      $2,004,565      $2,079,178      $2,208,078     $23,906,375
                                                 ==========      ==========      ==========      ==========     ===========
Held for the benefit of policyholders.........   $2,332,993      $1,978,439      $2,052,911      $2,175,385     $23,878,456
Attributable to Providentmutual Life and
  Annuity Company of America..................       50,897          26,126          26,267          32,693          27,919
                                                 ----------      ----------      ----------      ----------     -----------
                                                 $2,383,890      $2,004,565      $2,079,178      $2,208,078     $23,906,375
                                                 ==========      ==========      ==========      ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                               FIDELITY                    FIDELITY
                                                                EQUITY-      FIDELITY        HIGH       FIDELITY
                                                                INCOME        GROWTH        INCOME      OVERSEAS
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund, at fair
  value:
  Equity-Income Portfolio...................................  $15,077,375
  Growth Portfolio..........................................                $21,550,684
  High Income Portfolio.....................................                              $1,827,493
  Overseas Portfolio........................................                                           $7,193,488
                                                              -----------   -----------   ----------   ----------
NET ASSETS..................................................  $15,077,375   $21,550,684   $1,827,493   $7,193,488
                                                              ===========   ===========   ==========   ==========
Held for the benefit of policyholders.......................  $15,021,508   $21,514,971   $1,799,960   $7,153,712
Attributable to Providentmutual Life and Annuity Company of
  America...................................................       55,867        35,713      27,533        39,776
                                                              -----------   -----------   ----------   ----------
                                                              $15,077,375   $21,550,684   $1,827,493   $7,193,488
                                                              ===========   ===========   ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                        FIDELITY     FIDELITY                    NEUBERGER      NEUBERGER
                                                         ASSET      INVESTMENT    FIDELITY     BERMAN LIMITED     BERMAN
                                                        MANAGER     GRADE BOND   CONTRAFUND    MATURITY BOND     PARTNERS
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund
  II, at fair value:
  Asset Manager Portfolio............................  $4,275,992
  Investment Grade Bond Portfolio....................               $2,864,061
  Contrafund Portfolio...............................                            $12,627,863
Investment in the Neuberger Berman Advisers
  Management Trust, at fair value:
  Limited Maturity Bond Portfolio....................                                            $1,546,702
  Partners Portfolio.................................                                                           $2,412,826
                                                       ----------   ----------   -----------     ----------     ----------
NET ASSETS...........................................  $4,275,992   $2,864,061   $12,627,863     $1,546,702     $2,412,826
                                                       ==========   ==========   ===========     ==========     ==========
Held for the benefit of policyholders................  $4,233,077   $2,823,916   $12,588,703     $1,517,962     $2,314,291
Attributable to Providentmutual Life and Annuity
  Company of America.................................     42,915       40,145         39,160         28,740         98,535
                                                       ----------   ----------   -----------     ----------     ----------
                                                       $4,275,992   $2,864,061   $12,627,863     $1,546,702     $2,412,826
                                                       ==========   ==========   ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                                                     VAN ECK      VAN ECK         ALGER
                                                          VAN ECK       VAN ECK     WORLDWIDE    WORLDWIDE       AMERICAN
                                                         WORLDWIDE     WORLDWIDE     EMERGING       REAL          SMALL
                                                            BOND      HARD ASSETS    MARKETS       ESTATE     CAPITALIZATION
                                                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Van Eck Worldwide Insurance Trust, at
  fair value:
  Van Eck Worldwide Bond Portfolio.....................   $519,483
  Van Eck Worldwide Hard Assets Portfolio..............                $613,873
  Van Eck Worldwide Emerging Markets Portfolio.........                             $2,241,666
  Van Eck Worldwide Real Estate Portfolio..............                                           $355,492
Investment in the Alger American Fund, at fair value:
  Alger American Small Capitalization Portfolio........                                                         $5,169,534
                                                          --------     --------     ----------    --------      ----------
NET ASSETS.............................................   $519,483     $613,873     $2,241,666    $355,492      $5,169,534
                                                          ========     ========     ==========    ========      ==========
Held for the benefit of policyholders..................   $489,038     $576,966     $2,227,759    $329,632      $5,144,351
Attributable to Providentmutual Life and
  Annuity Company of America...........................     30,445       36,907        13,907       25,860          25,183
                                                          --------     --------     ----------    --------      ----------
                                                          $519,483     $613,873     $2,241,666    $355,492      $5,169,534
                                                          ========     ========     ==========    ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
ASSETS
  Investment in the Strong Variable Insurance Funds, Inc.,
    at fair value:
    Strong Mid Cap Growth Fund II...........................    $1,217,637
  Investment in the Strong Opportunity Fund II, Inc., at
    fair value:
    Strong Opportunity Fund II..............................                    $851,681
                                                                ----------      --------
NET ASSETS..................................................    $1,217,637      $851,681
                                                                ==========      ========
Held for the benefit of policyholders.......................    $1,204,299      $827,198
Attributable to Providentmutual Life and Annuity Company of
  America...................................................        13,338        24,483
                                                                ----------      --------
                                                                $1,217,637      $851,681
                                                                ==========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                             **ALL PRO
                                               BROAD        MONEY                                **MID CAP
                                              EQUITY        MARKET        BOND      **BALANCED     GROWTH     INTERNATIONAL
                                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................  $   111,289    $195,609     $82,257     $  46,065    $ 529,821      $ 141,770
EXPENSES
Mortality and expense risks...............       30,298      56,640       9,806         7,873       27,513         25,144
                                            -----------    --------     -------     ---------    ---------      ---------
Net investment income.....................       80,991     138,969      72,451        38,192      502,308        116,626
                                            -----------    --------     -------     ---------    ---------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....      392,326                                65,208      388,383        216,501
Net realized loss from redemption of
  investment shares.......................      (65,411)                 (7,643)      (29,096)     (68,110)       (59,848)
                                            -----------    --------     -------     ---------    ---------      ---------
Net realized gain (loss) on investments...      326,915                  (7,643)       36,112      320,273        156,653
                                            -----------    --------     -------     ---------    ---------      ---------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................      289,263                  25,055        (7,808)     839,141         87,680
  End of year.............................     (768,266)                 56,531      (185,464)    (135,958)      (667,696)
                                            -----------    --------     -------     ---------    ---------      ---------
Net unrealized (depreciation) appreciation
  of investments during the year..........   (1,057,529)                 31,476      (177,656)    (975,099)      (755,376)
                                            -----------    --------     -------     ---------    ---------      ---------
Net realized and unrealized (losses) gains
  on investments..........................     (730,614)                 23,833      (141,544)    (654,826)      (598,723)
                                            -----------    --------     -------     ---------    ---------      ---------
Net (decrease) increase in net assets
  resulting from operations...............  $  (649,623)   $138,969     $96,284     $(103,352)   $(152,518)     $(482,097)
                                            ===========    ========     =======     =========    =========      =========

** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                         ALL PRO       ALL PRO      ALL PRO      ALL PRO
                                                        LARGE CAP     LARGE CAP    SMALL CAP    SMALL CAP    EQUITY 500
                                                          GROWTH        VALUE        GROWTH       VALUE         INDEX
                                                        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.............................................  $   1,166     $  9,570                   $  6,683    $   272,830
EXPENSES
Mortality and expense risks...........................     16,794       11,509     $  16,745       12,293        167,259
                                                        ---------     --------     ---------     --------    -----------
Net investment (loss) income..........................    (15,628)      (1,939)      (16,745)      (5,610)       105,571
                                                        ---------     --------     ---------     --------    -----------
NET REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS
Realized gain distributions reinvested................
Net realized (loss) gain from redemption of investment
  shares..............................................   (127,505)     (13,369)     (213,048)      84,538       (312,788)
                                                        ---------     --------     ---------     --------    -----------
Net realized (loss) gain on investments...............   (127,505)     (13,369)     (213,048)      84,538       (312,788)
                                                        ---------     --------     ---------     --------    -----------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year...................................   (368,274)      49,093      (759,606)     177,910     (1,670,117)
  End of year.........................................   (794,500)      47,290      (894,978)     300,404     (4,629,554)
                                                        ---------     --------     ---------     --------    -----------
Net unrealized (depreciation) appreciation of
  investments during the year.........................   (426,226)      (1,803)     (135,372)     122,494     (2,959,437)
                                                        ---------     --------     ---------     --------    -----------
Net realized and unrealized (losses) gains on
  investments.........................................   (553,731)     (15,172)     (348,420)     207,032     (3,272,225)
                                                        ---------     --------     ---------     --------    -----------
Net (decrease) increase in net assets resulting from
  operations..........................................  $(569,359)    $(17,111)    $(365,165)    $201,422    $(3,166,654)
                                                        =========     ========     =========     ========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                               FIDELITY                    FIDELITY
                                                                EQUITY-      FIDELITY        HIGH       FIDELITY
                                                                INCOME        GROWTH        INCOME      OVERSEAS
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends.................................................  $   243,592   $    15,858   $ 241,299    $   373,291
EXPENSES
  Mortality and expense risks...............................      102,095       149,415      13,471         52,580
                                                              -----------   -----------   ---------    -----------
      Net investment income (loss)..........................      141,497      (133,557)    227,828        320,711
                                                              -----------   -----------   ---------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................      684,378     1,490,626                    590,040
Net realized (loss) gain from redemption of investment
  shares....................................................      (10,900)      170,734    (332,516)      (221,286)
                                                              -----------   -----------   ---------    -----------
Net realized gain (loss) on investments.....................      673,478     1,661,360    (332,516)       368,754
                                                              -----------   -----------   ---------    -----------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................      910,140       202,172    (708,452)      (747,487)
  End of year...............................................     (741,708)   (5,589,791)   (871,225)    (3,231,136)
                                                              -----------   -----------   ---------    -----------
Net unrealized depreciation of investments during the
  year......................................................   (1,651,848)   (5,791,963)   (162,773)    (2,483,649)
                                                              -----------   -----------   ---------    -----------
      Net realized and unrealized loss on investments.......     (978,370)   (4,130,603)   (495,289)    (2,114,895)
                                                              -----------   -----------   ---------    -----------
      Net decrease in net assets resulting from
        operations..........................................  $  (836,873)  $(4,264,160)  $(267,461)   $(1,794,184)
                                                              ===========   ===========   =========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                     FIDELITY     FIDELITY                    NEUBERGER      NEUBERGER
                                                      ASSET      INVESTMENT    FIDELITY     BERMAN LIMITED     BERMAN
                                                     MANAGER     GRADE BOND   CONTRAFUND    MATURITY BOND     PARTNERS
                                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.........................................  $ 174,101     $112,979    $    94,123      $ 71,196      $   8,954
EXPENSES
Mortality and expense risks.......................     32,861       17,168         88,861        10,651         15,540
                                                    ---------     --------    -----------      --------      ---------
Net investment income (loss)......................    141,240       95,811          5,262        60,545         (6,586)
                                                    ---------     --------    -----------      --------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested............     65,288                     332,198                       85,064
Net realized (loss) gain from redemption of
  investment shares...............................    (68,568)       8,104         50,897        (7,841)      (107,957)
                                                    ---------     --------    -----------      --------      ---------
Net realized (loss) gain on investments...........     (3,280)       8,104        383,095        (7,841)       (22,893)
                                                    ---------     --------    -----------      --------      ---------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year...............................   (252,965)     133,983         20,419         1,398       (312,329)
  End of year.....................................   (600,752)     193,445     (2,055,565)       59,783       (365,787)
                                                    ---------     --------    -----------      --------      ---------
Net unrealized (depreciation) appreciation of
  investments during the year.....................   (347,787)      59,462     (2,075,984)       58,385        (53,458)
                                                    ---------     --------    -----------      --------      ---------
Net realized and unrealized (loss) gain on
  investments.....................................   (351,067)      67,566     (1,692,889)       50,544        (76,351)
                                                    ---------     --------    -----------      --------      ---------
Net (decrease) increase in net assets resulting
  from operations.................................  $(209,827)    $163,377    $(1,687,627)     $111,089      $ (82,937)
                                                    =========     ========    ===========      ========      =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                 VAN ECK
                                                      VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                                        BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................   $ 21,338     $  7,455                    $ 8,150      $     2,477
EXPENSES
Mortality and expense risks........................      3,352        4,744     $  15,582        2,420           35,040
                                                      --------     --------     ---------      -------      -----------
Net investment income (loss).......................     17,986        2,711       (15,582)       5,730          (32,563)
                                                      --------     --------     ---------      -------      -----------
NET REALIZED AND UNREALIZED (LOSS) GAIN ON
  INVESTMENTS
Realized gain distributions reinvested.............
Net realized (loss) gain from redemption of
  investment shares................................    (21,592)       7,234       (25,915)       9,715         (700,738)
                                                      --------     --------     ---------      -------      -----------
Net realized (loss) gain on investments............    (21,592)       7,234       (25,915)       9,715         (700,738)
                                                      --------     --------     ---------      -------      -----------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year................................    (33,383)      83,034      (505,563)      27,123       (3,002,121)
  End of year......................................    (58,740)      (7,171)     (512,195)      20,184       (4,107,799)
                                                      --------     --------     ---------      -------      -----------
Net unrealized depreciation of investments during
  the year.........................................    (25,357)     (90,205)       (6,632)      (6,939)      (1,105,678)
                                                      --------     --------     ---------      -------      -----------
Net realized and unrealized (loss) gain on
  investments......................................    (46,949)     (82,971)      (32,547)       2,776       (1,806,416)
                                                      --------     --------     ---------      -------      -----------
Net (decrease) increase in net assets resulting
  from operations..................................   $(28,963)    $(80,260)    $ (48,129)     $ 8,506      $(1,838,979)
                                                      ========     ========     =========      =======      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                  STRONG          STRONG
                                                                 MID-CAP        OPPORTUNITY
                                                              GROWTH FUND II      FUND II
                                                                SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................                     $   3,344
EXPENSES
Mortality and expense risks.................................    $   6,626            3,462
                                                                ---------        ---------
Net investment (loss).......................................       (6,626)            (118)
                                                                ---------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................                       133,002
Net realized loss from redemption of investment shares......     (128,713)         (39,435)
                                                                ---------        ---------
Net realized (loss) gain on investments.....................     (128,713)          93,567
                                                                ---------        ---------
Net unrealized depreciation of investments:
  Beginning of year.........................................     (242,896)         (16,691)
  End of year...............................................     (419,161)        (108,546)
                                                                ---------        ---------
Net unrealized depreciation of investments during the
  year......................................................     (176,265)         (91,855)
                                                                ---------        ---------
Net realized and unrealized (loss) gain on investments......     (304,978)           1,712
                                                                ---------        ---------
Net (decrease) increase in net assets resulting from
  operations................................................    $(311,604)       $   1,594
                                                                =========        =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                           MONEY                                AGGRESSIVE
                                              GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................   $ 54,801     $343,166     $ 77,936     $ 37,226     $ 66,568      $  84,657
EXPENSES
Mortality and expense risks...............     28,965       39,067        8,344        7,127       19,558         22,742
                                             --------     --------     --------     --------     --------      ---------
Net investment income.....................     25,836      304,099       69,592       30,099       47,010         61,915
                                             --------     --------     --------     --------     --------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....    244,745                                 56,539      139,218        335,837
Net realized (loss) gain from redemption
  of investment shares....................     (5,890)                  (37,655)      (7,200)      81,633         13,989
                                             --------     --------     --------     --------     --------      ---------
Net realized gain (loss) on investments...    238,855                   (37,655)      49,339      220,851        349,826
                                             --------     --------     --------     --------     --------      ---------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................    158,461                   (44,027)     (24,425)     190,731        606,265
  End of year.............................    289,263                    25,055       (7,808)     839,141         87,680
                                             --------     --------     --------     --------     --------      ---------
Net unrealized appreciation (depreciation)
  of investments during the year..........    130,802                    69,082       16,617      648,410       (518,585)
                                             --------     --------     --------     --------     --------      ---------
Net realized and unrealized gains (losses)
  on investments..........................    369,657                    31,427       65,956      869,261       (168,759)
                                             --------     --------     --------     --------     --------      ---------
Net increase (decrease) in net assets
  resulting from operations...............   $395,493     $304,099     $101,019     $ 96,055     $916,271      $(106,844)
                                             ========     ========     ========     ========     ========      =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                       ALL PRO       ALL PRO       ALL PRO      ALL PRO
                                                      LARGE CAP     LARGE CAP     SMALL CAP    SMALL CAP     EQUITY 500
                                                        GROWTH        VALUE        GROWTH        VALUE         INDEX
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT**
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...........................................  $  39,462     $  4,451     $    27,486    $  1,888
EXPENSES
Mortality and expense risks.........................     16,138        5,243          16,197       6,234    $   162,104
                                                      ---------     --------     -----------    --------    -----------
Net investment income (loss)........................     23,324         (792)         11,289      (4,346)      (162,104)
                                                      ---------     --------     -----------    --------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested..............     30,689                        4,705
Net realized gain (loss) from redemption of
  investment shares.................................     22,185      (14,249)        198,198      11,521      3,972,479
                                                      ---------     --------     -----------    --------    -----------
Net realized gain (loss) on investments.............     52,874      (14,249)        202,903      11,521      3,972,479
                                                      ---------     --------     -----------    --------    -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.................................    224,085       (5,174)        372,314      (5,515)     4,625,801
  End of year.......................................   (368,274)      49,093        (759,606)    177,910     (1,670,117)
                                                      ---------     --------     -----------    --------    -----------
Net unrealized (depreciation) appreciation of
  investments during the year.......................   (592,359)      54,267      (1,131,920)    183,425     (6,295,918)
                                                      ---------     --------     -----------    --------    -----------
Net realized and unrealized (losses) gains on
  investments.......................................   (539,485)      40,018        (929,017)    194,946     (2,323,439)
                                                      ---------     --------     -----------    --------    -----------
Net (decrease) increase in net assets resulting from
  operations........................................  $(516,161)    $ 39,226     $  (917,728)   $190,600    $(2,485,543)
                                                      =========     ========     ===========    ========    ===========

See accompanying notes to financial statements

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY                   FIDELITY
                                                               EQUITY-      FIDELITY        HIGH       FIDELITY
                                                                INCOME       GROWTH        INCOME      OVERSEAS
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................  $ 209,985    $    21,570   $ 156,588    $    96,553
EXPENSES
Mortality and expense risks.................................     88,279        149,131      14,384         53,167
                                                              ----------   -----------   ---------    -----------
Net investment income (loss)................................    121,706       (127,561)    142,204         43,386
                                                              ----------   -----------   ---------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................    791,108      2,146,210                    608,023
Net realized gain (loss) from redemption of investment
  shares....................................................    310,023        623,450    (144,288)       100,112
                                                              ----------   -----------   ---------    -----------
Net realized gain (loss) on investments.....................  1,101,131      2,769,660    (144,288)       708,135
                                                              ----------   -----------   ---------    -----------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................    997,899      5,885,573    (156,577)     1,733,389
  End of year...............................................    910,140        202,172    (708,452)      (747,487)
                                                              ----------   -----------   ---------    -----------
Net unrealized depreciation of investments during the
  year......................................................    (87,759)    (5,683,401)   (551,875)    (2,480,876)
                                                              ----------   -----------   ---------    -----------
Net realized and unrealized gain (loss) on investments......  1,013,372     (2,913,741)   (696,163)    (1,772,741)
                                                              ----------   -----------   ---------    -----------
Net increase (decrease) in net assets resulting from
  operations................................................  $1,135,078   $(3,041,302)  $(553,959)   $(1,729,355)
                                                              ==========   ===========   =========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                   FIDELITY
                                                      FIDELITY    INVESTMENT                   NEUBERGER      NEUBERGER
                                                       ASSET        GRADE       FIDELITY     BERMAN LIMITED     BERMAN
                                                      MANAGER        BOND      CONTRAFUND    MATURITY BOND     PARTNERS
                                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................  $ 103,572     $113,406    $    36,461      $ 76,096      $  19,014
EXPENSES
Mortality and expense risks........................     25,495       12,420         81,916         7,243         11,997
                                                     ---------     --------    -----------      --------      ---------
Net investment income (loss).......................     78,077      100,986        (45,455)       68,853          7,017
                                                     ---------     --------    -----------      --------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.............    244,008                   1,323,533                      404,363
Net realized (loss) gain from redemption of
  investment shares................................     18,109      (78,508)       176,590       (22,759)      (115,992)
                                                     ---------     --------    -----------      --------      ---------
Net realized (loss) gain on investments............    262,117      (78,508)     1,500,123       (22,759)       288,371
                                                     ---------     --------    -----------      --------      ---------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year................................    284,627      (26,628)     2,405,959       (14,450)       (17,944)
  End of year......................................   (252,965)     133,983         20,419         1,398       (312,329)
                                                     ---------     --------    -----------      --------      ---------
Net unrealized appreciation (depreciation) of
  investments during the year......................   (537,592)     160,611     (2,385,540)       15,848       (294,385)
                                                     ---------     --------    -----------      --------      ---------
Net realized and unrealized gain (loss) on
  investments......................................   (275,475)      82,103       (885,417)       (6,911)        (6,014)
                                                     ---------     --------    -----------      --------      ---------
Net increase (decrease) in net assets resulting
  from operations..................................  $(197,398)    $183,089    $  (930,872)     $ 61,942      $   1,003
                                                     =========     ========    ===========      ========      =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                  VAN ECK
                                                      VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                        BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................   $ 23,544     $  6,905                     $ 3,404
EXPENSES
Mortality and expense risks........................      3,087        4,372     $    16,073       1,464      $    42,546
                                                      --------     --------     -----------     -------      -----------
Net investment income (loss).......................     20,457        2,533         (16,073)      1,940          (42,546)
                                                      --------     --------     -----------     -------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.............                                                            2,381,919
Net realized (loss) gain from redemption of
  investment shares................................     (9,393)     (59,995)         22,240       3,194         (182,496)
                                                      --------     --------     -----------     -------      -----------
Net realized (loss) gain on investments............     (9,393)     (59,995)         22,240       3,194        2,199,423
                                                      --------     --------     -----------     -------      -----------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year................................    (29,178)     (35,662)        775,273      (7,346)       1,355,653
  End of year......................................    (33,383)      83,034        (505,563)     27,123       (3,002,121)
                                                      --------     --------     -----------     -------      -----------
Net unrealized (depreciation) appreciation of
  investments during the year......................     (4,205)     118,696      (1,280,836)     34,469       (4,357,774)
                                                      --------     --------     -----------     -------      -----------
Net realized and unrealized (loss) gain on
  investments......................................    (13,598)      58,701      (1,258,596)     37,663       (2,158,351)
                                                      --------     --------     -----------     -------      -----------
Net increase (decrease) in net assets resulting
  from operations..................................   $  6,859     $ 61,234     $(1,274,669)    $39,603      $(2,200,897)
                                                      ========     ========     ===========     =======      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG          STRONG
                                                                 MID-CAP        OPPORTUNITY
                                                              GROWTH FUND II      FUND II
                                                                SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................                     $    400
EXPENSES
Mortality and expense risks.................................    $   1,040             359
                                                                ---------        --------
Net investment (loss) income................................       (1,040)             41
                                                                ---------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................       55,241          20,617
Net realized loss from redemption of investment shares......         (164)         (1,581)
                                                                ---------        --------
Net realized gain on investments............................       55,077          19,036
                                                                ---------        --------
Net unrealized depreciation of investments:
  Beginning of year
  End of year...............................................     (242,896)        (16,691)
                                                                ---------        --------
Net unrealized depreciation of investments during the
  year......................................................     (242,896)        (16,691)
                                                                ---------        --------
Net realized and unrealized (loss) gain on investments......     (187,819)          2,345
                                                                ---------        --------
Net (decrease) increase in net assets resulting from
  operations................................................    $(188,859)       $  2,386
                                                                =========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                MONEY                                AGGRESSIVE
                                                   GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................   $  9,498     $281,219     $ 17,985     $  4,783     $  9,548      $ 23,987
EXPENSES
Mortality and expense risks....................     21,440       38,521        8,454        5,758       12,145        16,572
                                                  --------     --------     --------     --------     --------      --------
Net investment (loss) income...................    (11,942)     242,698        9,531         (975)      (2,597)        7,415
                                                  --------     --------     --------     --------     --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.........     55,482                    14,131       32,620      236,787       123,072
Net realized gain (loss) from redemption of
  investment shares............................     51,110                    (4,307)      12,101       10,420        25,236
                                                  --------     --------     --------     --------     --------      --------
Net realized gain on investments...............    106,592                     9,824       44,721      247,207       148,308
                                                  --------     --------     --------     --------     --------      --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year............................    197,030                    26,571       38,577      133,217        65,845
  End of year..................................    158,461                   (44,027)     (24,425)     190,731       606,265
                                                  --------     --------     --------     --------     --------      --------
Net unrealized (depreciation) appreciation of
  investments during the year..................    (38,569)                  (70,598)     (63,002)      57,514       540,420
                                                  --------     --------     --------     --------     --------      --------
Net realized and unrealized gains (losses) on
  investments..................................     68,023                   (60,774)     (18,281)     304,721       688,728
                                                  --------     --------     --------     --------     --------      --------
Net increase (decrease) in net assets resulting
  from operations..............................   $ 56,081     $242,698     $(51,243)    $(19,256)    $302,124      $696,143
                                                  ========     ========     ========     ========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................   $     54     $  1,599                  $    594
EXPENSES
Mortality and expense risks.................................      6,892        2,211     $  2,993        2,592
                                                               --------     --------     --------     --------
Net investment loss.........................................     (6,838)        (612)      (2,993)      (1,998)
                                                               --------     --------     --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested......................
Net realized gain from redemption of investment shares......     59,937       21,529       96,011        2,248
                                                               --------     --------     --------     --------
Net realized gain on investments............................     59,937       21,529       96,011        2,248
                                                               --------     --------     --------     --------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................     31,368       21,256       49,117       22,620
  End of year...............................................    224,085       (5,174)     372,314       (5,515)
                                                               --------     --------     --------     --------
Net unrealized appreciation (depreciation) of investments
  during the year...........................................    192,717      (26,430)     323,197      (28,135)
                                                               --------     --------     --------     --------
Net realized and unrealized gains (losses) on investments...    252,654       (4,901)     419,208      (25,887)
                                                               --------     --------     --------     --------
Net increase (decrease) in net assets resulting from
  operations................................................   $245,816     $ (5,513)    $416,215     $(27,885)
                                                               ========     ========     ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                   FIDELITY                  FIDELITY                  FIDELITY
                                                   EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                                    INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................  $ 148,010    $  20,603    $ 184,305    $  54,422     $ 79,081    $  132,241
EXPENSES
Mortality and expense risks.....................     73,008       91,540       14,505       29,448       18,061       106,942
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net investment income (loss)....................     75,002      (70,937)     169,800       24,974       61,020        25,299
                                                  ----------   ----------   ---------    ----------    --------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested..........    327,180    1,295,428        6,890       87,778      100,169        89,735
Net realized gain (loss) from redemption of
  investment shares.............................    244,315      278,673      (27,226)     134,635       21,574       575,621
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net realized gain (loss) on investments.........    571,495    1,574,101      (20,336)     222,413      121,743       665,356
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.............................  1,077,750    2,627,782     (159,189)     120,843      174,522     2,218,476
  End of year...................................    997,899    5,885,573     (156,577)   1,733,389      284,627     4,625,801
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net unrealized (depreciation) appreciation of
  investments during the year...................    (79,851)   3,257,791        2,612    1,612,546      110,105     2,407,325
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net realized and unrealized gain (loss) on
  investments...................................    491,644    4,831,892      (17,724)   1,834,959      231,848     3,072,681
                                                  ----------   ----------   ---------    ----------    --------    ----------
Net increase in net assets resulting from
  operations....................................  $ 566,646    $4,760,955   $ 152,076    $1,859,933    $292,868    $3,097,980
                                                  ==========   ==========   =========    ==========    ========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                              FIDELITY                    NEUBERGER    NEUBERGER      NEUBERGER      NEUBERGER
                                             INVESTMENT     FIDELITY        BERMAN       BERMAN     BERMAN LIMITED     BERMAN
                                             GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH     MATURITY BOND     PARTNERS
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................   $ 50,917     $   28,227      $  9,406    $ 107,676       $ 51,545       $  4,019
EXPENSES
Mortality and expense risks................      9,846         48,329         1,113        4,103          6,265          8,634
                                              --------     ----------      --------    ---------       --------       --------
Net investment income (loss)...............     41,071        (20,102)        8,293      103,573         45,280         (4,615)
                                              --------     ----------      --------    ---------       --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.....     15,974        206,999        13,935                                      6,990
Net realized gain (loss) from redemption of
  investment shares........................        790        173,375       (16,493)    (112,803)       (17,023)        30,465
                                              --------     ----------      --------    ---------       --------       --------
Net realized gain (loss) on investments....     16,764        380,374        (2,558)    (112,803)       (17,023)        37,455
                                              --------     ----------      --------    ---------       --------       --------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year........................     55,564      1,044,526        12,499       32,289          5,385         18,863
  End of year..............................    (26,628)     2,405,959                                   (14,450)       (17,944)
                                              --------     ----------      --------    ---------       --------       --------
Net unrealized (depreciation) appreciation
  of investments during the year...........    (82,192)     1,361,433       (12,499)     (32,289)       (19,835)       (36,807)
                                              --------     ----------      --------    ---------       --------       --------
Net realized and unrealized (loss) gain on
  investments..............................    (65,428)     1,741,807       (15,057)    (145,092)       (36,858)           648
                                              --------     ----------      --------    ---------       --------       --------
Net (decrease) increase in net assets
  resulting from operations................   $(24,357)    $1,721,705      $ (6,764)   $ (41,519)      $  8,422       $ (3,967)
                                              ========     ==========      ========    =========       ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                               AMERICAN                                 VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                             APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................                  $ 26,734     $   4,868                  $  1,545
EXPENSES
Mortality and expense risks................    $  1,619         3,260         2,665    $   8,384          597       $   25,644
                                               --------      --------     ---------    ----------    --------       ----------
Net investment (loss) income...............      (1,619)       23,474         2,203       (8,384)         948          (25,644)
                                               --------      --------     ---------    ----------    --------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested.....                    11,945                                                  446,274
Net realized gain (loss) from redemption of
  investment shares........................      11,508        11,290       (29,183)    (146,766)       1,132           61,846
                                               --------      --------     ---------    ----------    --------       ----------
Net realized gain (loss) on investments....      11,508        23,235       (29,183)    (146,766)       1,132          508,120
                                               --------      --------     ---------    ----------    --------       ----------
Net unrealized (depreciation) appreciation
  of investments:
  Beginning of year........................     (51,652)       65,524      (137,564)    (424,268)       3,621          164,065
  End of year..............................                   (29,178)      (35,662)     775,273       (7,346)       1,355,653
                                               --------      --------     ---------    ----------    --------       ----------
Net unrealized appreciation (depreciation)
  of investments during the year...........      51,652       (94,702)      101,902    1,199,541      (10,967)       1,191,588
                                               --------      --------     ---------    ----------    --------       ----------
Net realized and unrealized gain (loss) on
  investments..............................      63,160       (71,467)       72,719    1,052,775       (9,835)       1,699,708
                                               --------      --------     ---------    ----------    --------       ----------
Net increase (decrease) in net assets
  resulting from operations................    $ 61,541      $(47,993)    $  74,922    $1,044,391    $ (8,887)      $1,674,064
                                               ========      ========     =========    ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                        ALL PRO BROAD      MONEY                                    MID CAP
                                           EQUITY         MARKET         BOND        BALANCED        GROWTH      INTERNATIONAL
                                        SUBACCOUNT**    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT**   SUBACCOUNT**    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.................   $    80,991    $   138,969   $  72,451     $   38,192     $  502,308     $  116,626
Net realized gain (loss) on
  investments.........................       326,915                     (7,643)        36,112        320,273        156,653
Net unrealized (depreciation)
  appreciation of investments during
  the year............................    (1,057,529)                    31,476       (177,656)      (975,099)      (755,376)
                                         -----------    -----------   ----------    ----------     ----------     ----------
Net (decrease) increase in net assets
  from operations.....................      (649,623)       138,969      96,284       (103,352)      (152,518)      (482,097)
                                         -----------    -----------   ----------    ----------     ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........       712,083      9,313,284     193,115        185,871        770,941        587,365
Cost of insurance and administrative
  charges.............................      (372,552)      (819,637)   (106,800)      (129,282)      (303,651)      (238,637)
Surrenders and forfeitures............       (69,539)      (745,868)    (42,791)        (4,613)       (51,942)       (43,568)
Net (withdrawals) repayments due to
  policy loans........................       (56,817)       (55,046)     11,685         (3,266)       (14,971)             9
Transfers between investment
  portfolios..........................       141,197     (7,106,996)    339,633         50,304        198,155        150,423
Transfers due to death benefits.......        (1,214)                                     (710)        (1,681)
                                         -----------    -----------   ----------    ----------     ----------     ----------
Net increase in net assets derived
  from policy transactions............       353,158        585,737     394,842         98,304        596,851        455,592
                                         -----------    -----------   ----------    ----------     ----------     ----------
Total (decrease) increase in net
  assets..............................      (296,465)       724,706     491,126         (5,048)       444,333        (26,505)
NET ASSETS
  Beginning of year...................     4,890,836      5,367,956   1,311,134      1,288,298      3,834,272      3,648,902
                                         -----------    -----------   ----------    ----------     ----------     ----------
  End of year.........................   $ 4,594,371    $ 6,092,662   $1,802,260    $1,283,250     $4,278,605     $3,622,397
                                         ===========    ===========   ==========    ==========     ==========     ==========

** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                   ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL   EQUITY 500
                                                    CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain (loss).......................   $  (15,628)     $   (1,939)     $  (16,745)     $   (5,610)    $   105,571
Net realized gain (loss) on investments..........     (127,505)        (13,369)       (213,048)         84,538        (312,788)
Net unrealized (depreciation) appreciation of
  investments during the year....................     (426,226)         (1,803)       (135,372)        122,494      (2,959,437)
                                                    ----------      ----------      ----------      ----------     -----------
Net (decrease) increase in net assets from
  operations.....................................     (569,359)        (17,111)       (365,165)        201,422      (3,166,654)
                                                    ----------      ----------      ----------      ----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................      783,859         922,384         666,158         716,185       5,802,528
Cost of insurance and administrative charges.....     (289,925)       (146,440)       (239,345)       (121,975)     (2,581,108)
Surrenders and forfeitures.......................      (29,622)        (17,299)        (93,412)        (15,336)       (778,497)
Net (withdrawals) repayments due to policy
  loans..........................................         (576)         18,570          (6,445)         (3,839)        (82,668)
Transfers between investment portfolios..........      128,743         320,406        (136,237)        377,038         584,414
Transfers due to death benefits..................       (2,037)           (962)                                        (30,020)
                                                    ----------      ----------      ----------      ----------     -----------
Net increase in net assets derived from policy
  transactions...................................      590,442       1,096,659         190,719         952,073       2,914,649
                                                    ----------      ----------      ----------      ----------     -----------
Total increase (decrease) in net assets..........       21,083       1,079,548        (174,446)      1,153,495        (252,005)
NET ASSETS
Beginning of year................................    2,362,807         925,017       2,253,624       1,054,583      24,158,380
                                                    ----------      ----------      ----------      ----------     -----------
End of year......................................   $2,383,890      $2,004,565      $2,079,178      $2,208,078     $23,906,375
                                                    ==========      ==========      ==========      ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                             FIDELITY
                                                                FIDELITY       FIDELITY        HIGH       FIDELITY
                                                              EQUITY-INCOME     GROWTH        INCOME      OVERSEAS
                                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................   $   141,497    $  (133,557)  $ 227,828    $   320,711
Net realized gain (loss) on investments.....................       673,478      1,661,360    (332,516)       368,754
Net unrealized depreciation of investments during the
  year......................................................    (1,651,848)    (5,791,963)   (162,773)    (2,483,649)
                                                               -----------    -----------   ----------   -----------
Net decrease in net assets from operations..................      (836,873)    (4,264,160)   (267,461)    (1,794,184)
                                                               -----------    -----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     2,663,253      4,739,710     415,710      1,682,553
Cost of insurance and administrative charges................    (1,088,668)    (1,955,504)   (216,728)      (557,777)
Surrenders and forfeitures..................................      (506,139)      (503,482)    (79,061)      (284,796)
Net withdrawals due to policy loans.........................       (58,832)       (23,716)       (720)       (64,445)
Transfers between investment portfolios.....................       514,108      1,010,438      40,095        213,598
Withdrawals due to death benefits...........................      (302,021)       (82,064)                    (8,106)
                                                               -----------    -----------   ----------   -----------
Net increase in net assets derived from policy
  transactions..............................................     1,221,701      3,185,382     159,296        981,027
                                                               -----------    -----------   ----------   -----------
Total increase (decrease) in net assets.....................       384,828     (1,078,778)   (108,165)      (813,157)
NET ASSETS
  Beginning of year.........................................    14,692,547     22,629,462   1,935,658      8,006,645
                                                               -----------    -----------   ----------   -----------
  End of year...............................................   $15,077,375    $21,550,684   $1,827,493   $ 7,193,488
                                                               ===========    ===========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                        FIDELITY     FIDELITY                    NEUBERGER      NEUBERGER
                                                         ASSET      INVESTMENT    FIDELITY     BERMAN LIMITED     BERMAN
                                                        MANAGER     GRADE BOND   CONTRAFUND    MATURITY BOND     PARTNERS
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........................  $ 141,240    $  95,811    $     5,262     $   60,545     $   (6,586)
Net realized (loss) gain on investments..............     (3,280)       8,104        383,095         (7,841)       (22,893)
Net unrealized (depreciation) appreciation of
  investments during the year........................   (347,787)      59,462     (2,075,984)        58,385        (53,458)
                                                       ----------   ----------   -----------     ----------     ----------
Net (decrease) increase in net assets from
  operations.........................................   (209,827)     163,377     (1,687,627)       111,089        (82,937)
                                                       ----------   ----------   -----------     ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................    569,997      442,859      2,481,965        199,890        376,099
Cost of insurance and administrative charges.........   (331,391)    (204,438)    (1,113,789)       (77,921)      (187,216)
Surrenders and forfeitures...........................   (103,560)     (40,276)      (297,833)       (26,257)       (51,403)
Net (withdrawals) repayments due to policy loans.....     (8,194)      (4,507)       (82,384)        (2,093)         3,470
Transfers between investment portfolios..............         (3)     484,460        346,098        222,669         (5,802)
Withdrawals due to death benefits....................     (1,605)      (3,765)       (15,004)                         (145)
                                                       ----------   ----------   -----------     ----------     ----------
Net increase in net assets derived from policy
  transactions.......................................    125,244      674,333      1,319,053        316,288        135,003
                                                       ----------   ----------   -----------     ----------     ----------
Total (decrease) increase in net assets..............    (84,583)     837,710       (368,574)       427,377         52,066
NET ASSETS
  Beginning of year..................................  4,360,575    2,026,351     12,996,437      1,119,325      2,360,760
                                                       ----------   ----------   -----------     ----------     ----------
  End of year........................................  $4,275,992   $2,864,061   $12,627,863     $1,546,702     $2,412,826
                                                       ==========   ==========   ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                    VAN ECK
                                                        VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                       WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                          BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........................   $ 17,986     $  2,711     $   (15,582)   $  5,730      $   (32,563)
Net realized (loss) gain on investments..............    (21,592)       7,234         (25,915)      9,715         (700,738)
Net unrealized depreciation of investments during the
  year...............................................    (25,357)     (90,205)         (6,632)     (6,939)      (1,105,678)
                                                        --------     --------     -----------    --------      -----------
Net (decrease) increase in net assets from
  operations.........................................    (28,963)     (80,260)        (48,129)      8,506       (1,838,979)
                                                        --------     --------     -----------    --------      -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................     80,871       85,000         524,272      71,759        1,367,966
Cost of insurance and administrative charges.........    (44,250)     (46,722)       (232,884)    (22,994)        (573,857)
Surrenders and forfeitures...........................    (18,873)      (5,518)        (23,971)     (2,213)         (95,176)
Net withdrawals due to policy loans..................     (1,504)      (2,158)           (252)     (1,380)          (5,785)
Transfers between investment portfolios..............     20,457       (6,210)        (60,484)     14,879          362,971
Withdrawals due to death benefits....................                 (22,449)         (3,352)                      (4,630)
                                                        --------     --------     -----------    --------      -----------
Net increase in net assets derived from policy
  transactions.......................................     36,701        1,943         203,329      60,051        1,051,489
                                                        --------     --------     -----------    --------      -----------
Total increase (decrease) in net assets..............      7,738      (78,317)        155,200      68,557         (787,490)
NET ASSETS
  Beginning of year..................................    511,745      692,190       2,086,466     286,935        5,957,024
                                                        --------     --------     -----------    --------      -----------
  End of year........................................   $519,483     $613,873     $ 2,241,666    $355,492      $ 5,169,534
                                                        ========     ========     ===========    ========      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $   (6,626)     $   (118)
Net realized (loss) gain on investments.....................      (128,713)       93,567
Net unrealized depreciation of investments during the
  year......................................................      (176,265)      (91,855)
                                                                ----------      --------
Net (decrease) increase in net assets from operations.......      (311,604)        1,594
                                                                ----------      --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................       399,357       352,599
Cost of insurance and administrative charges................      (118,047)      (44,927)
Surrenders and forfeitures..................................          (980)       (2,633)
Net withdrawals due to policy loans.........................        (8,259)       (7,648)
Transfers between investment portfolios.....................       531,689       377,121
                                                                ----------      --------
Net increase in net assets derived from policy
  transactions..............................................       803,760       674,512
                                                                ----------      --------
Total increase in net assets................................       492,156       676,106
NET ASSETS
  Beginning of year.........................................       725,481       175,575
                                                                ----------      --------
  End of year...............................................    $1,217,637      $851,681
                                                                ==========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                              MONEY                                 AGGRESSIVE
                                                GROWTH        MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.......................  $  25,836    $    304,099   $  69,592    $  30,099    $  47,010     $   61,915
Net realized gain (loss) on investments.....    238,855                     (37,655)      49,339      220,851        349,826
Net unrealized appreciation (depreciation)
  of investments during the year............    130,802                      69,082       16,617      648,410       (518,585)
                                              ----------   ------------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets from
  operations................................    395,493         304,099     101,019       96,055      916,271       (106,844)
                                              ----------   ------------   ----------   ----------   ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................  1,173,218      13,203,487     263,786      164,071      647,248        640,355
Cost of insurance and administrative
  charges...................................   (348,864)       (789,682)    (90,522)    (112,579)    (209,661)      (201,360)
Surrenders and forfeitures..................    (78,699)        (71,724)    (30,689)     (28,614)     (42,333)       (24,289)
Net (withdrawals) repayments due to policy
  loans.....................................    (12,669)        (10,720)    (15,819)       3,219      (14,866)       (67,195)
Transfers between investment portfolios.....   (139,488)    (14,549,577)   (241,396)       1,642      186,560         61,129
Transfers due to death benefits.............     (2,827)                        (82)        (213)      (1,280)          (322)
                                              ----------   ------------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets
  derived from policy transactions..........    590,671      (2,218,216)   (114,722)      27,526      565,668        408,318
                                              ----------   ------------   ----------   ----------   ----------    ----------
Total increase (decrease) in net assets.....    986,164      (1,914,117)    (13,703)     123,581    1,481,939        301,474
NET ASSETS
  Beginning of year.........................  3,904,672       7,282,073   1,324,837    1,164,717    2,352,333      3,347,428
                                              ----------   ------------   ----------   ----------   ----------    ----------
  End of year...............................  $4,890,836   $  5,367,956   $1,311,134   $1,288,298   $3,834,272    $3,648,902
                                              ==========   ============   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                 ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL    EQUITY 500
                                                  CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT**
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain (loss).....................   $   23,324       $   (792)      $    11,289     $   (4,346)    $  (162,104)
Net realized gain (loss) on investments........       52,874        (14,249)          202,903         11,521       3,972,479
Net unrealized (depreciation) appreciation of
  investments during the year..................     (592,359)        54,267        (1,131,920)       183,425      (6,295,918)
                                                  ----------       --------       -----------     ----------     -----------
Net (decrease) increase in net assets from
  operations...................................     (516,161)        39,226          (917,728)       190,600      (2,485,543)
                                                  ----------       --------       -----------     ----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums....................      626,222        248,911           689,863        284,879       6,497,192
Cost of insurance and administrative charges...     (230,144)       (84,497)         (201,823)       (66,577)     (2,337,845)
Surrenders and forfeitures.....................      (44,743)        (8,240)          (23,302)        (4,885)       (464,814)
Net withdrawals due to policy loans............       (7,968)       (22,274)             (195)        (2,811)       (219,505)
Transfers between investment portfolios........      707,362        266,729         1,664,808         80,482       1,781,304
Transfers due to death benefits................         (549)                          (1,447)          (426)         (4,668)
                                                  ----------       --------       -----------     ----------     -----------
Net increase in net assets derived from policy
  transactions.................................    1,050,180        400,629         2,127,904        290,662       5,251,664
                                                  ----------       --------       -----------     ----------     -----------
Total increase in net assets...................      534,019        439,855         1,210,176        481,262       2,766,121
NET ASSETS
  Beginning of year............................    1,828,788        485,162         1,043,448        573,321      21,392,259
                                                  ----------       --------       -----------     ----------     -----------
  End of year..................................   $2,362,807       $925,017       $ 2,253,624     $1,054,583     $24,158,380
                                                  ==========       ========       ===========     ==========     ===========

See accompanying notes to financial statements

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                             FIDELITY
                                                                FIDELITY       FIDELITY        HIGH       FIDELITY
                                                              EQUITY-INCOME     GROWTH        INCOME      OVERSEAS
                                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................   $   121,706    $  (127,561)  $ 142,204    $    43,386
Net realized gain (loss) on investments.....................     1,101,131      2,769,660    (144,288)       708,135
Net unrealized depreciation of investments during the
  year......................................................       (87,759)    (5,683,401)   (551,875)    (2,480,876)
                                                               -----------    -----------   ----------   -----------
Net increase (decrease) in net assets from operations.......     1,135,078     (3,041,302)   (553,959)    (1,729,355)
                                                               -----------    -----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     2,976,247      5,189,558     420,361      1,863,450
Cost of insurance and administrative charges................    (1,016,904)    (1,613,825)   (208,662)      (492,043)
Surrenders and forfeitures..................................      (296,240)      (543,612)    (41,220)       (94,664)
Net (withdrawals) repayments due to policy loans............      (125,993)      (252,104)      3,605        (33,114)
Transfers between investment portfolios.....................      (526,966)     3,710,991    (127,455)     1,871,456
Withdrawals due to death benefits...........................        (3,056)       (10,589)        (45)          (546)
                                                               -----------    -----------   ----------   -----------
Net increase in net assets derived from policy
  transactions..............................................     1,007,088      6,480,419      46,584      3,114,539
                                                               -----------    -----------   ----------   -----------
Total increase (decrease) in net assets.....................     2,142,166      3,439,117    (507,375)     1,385,184
NET ASSETS
  Beginning of year.........................................    12,550,381     19,190,345   2,443,033      6,621,461
                                                               -----------    -----------   ----------   -----------
  End of year...............................................   $14,692,547    $22,629,462   $1,935,658   $ 8,006,645
                                                               ===========    ===========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                        FIDELITY     FIDELITY                    NEUBERGER      NEUBERGER
                                                         ASSET      INVESTMENT    FIDELITY     BERMAN LIMITED     BERMAN
                                                        MANAGER     GRADE BOND   CONTRAFUND    MATURITY BOND     PARTNERS
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........................  $  78,077    $ 100,986    $   (45,455)    $   68,853     $    7,017
Net realized (loss) gain on investments..............    262,117      (78,508)     1,500,123        (22,759)       288,371
Net unrealized appreciation (depreciation) of
  investments during the year........................   (537,592)     160,611     (2,385,540)        15,848       (294,385)
                                                       ----------   ----------   -----------     ----------     ----------
Net increase (decrease) in net assets from
  operations.........................................   (197,398)     183,089       (930,872)        61,942          1,003
                                                       ----------   ----------   -----------     ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................    599,701      374,025      3,232,102        211,308        452,396
Cost of insurance and administrative charges.........   (279,137)    (147,028)      (974,401)       (61,456)      (187,092)
Surrenders and forfeitures...........................    (47,332)     (17,164)      (178,294)       (15,023)       (51,154)
Net withdrawals due to policy loans..................    (14,693)      (4,614)       (61,117)        (6,572)        (9,197)
Transfers between investment portfolios..............    944,383     (128,835)     1,620,203       (162,238)      (370,920)
Withdrawals due to death benefits....................     (2,939)                       (954)
                                                       ----------   ----------   -----------     ----------     ----------
Net increase (decrease) in net assets derived from
  policy transactions................................  1,199,983       76,384      3,637,539        (33,981)      (165,967)
                                                       ----------   ----------   -----------     ----------     ----------
Total increase (decrease) in net assets..............  1,002,585      259,473      2,706,667         27,961       (164,964)
NET ASSETS
  Beginning of year..................................  3,357,990    1,766,878     10,289,770      1,091,364      2,525,724
                                                       ----------   ----------   -----------     ----------     ----------
  End of year........................................  $4,360,575   $2,026,351   $12,996,437     $1,119,325     $2,360,760
                                                       ==========   ==========   ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                    VAN ECK
                                                        VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                       WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                          BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........................   $ 20,457     $  2,533     $   (16,073)   $  1,940      $   (42,546)
Net realized (loss) gain on investments..............     (9,393)     (59,995)         22,240       3,194        2,199,423
Net unrealized (depreciation) appreciation of
  investments during the year........................     (4,205)     118,696      (1,280,836)     34,469       (4,357,774)
                                                        --------     --------     -----------    --------      -----------
Net increase (decrease) in net assets from
  operations.........................................      6,859       61,234      (1,274,669)     39,603       (2,200,897)
                                                        --------     --------     -----------    --------      -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................     89,421      113,491         679,281      48,211        1,609,712
Cost of insurance and administrative charges.........    (41,651)     (49,451)       (195,072)    (18,136)        (502,439)
Surrenders and forfeitures...........................    (16,069)      (6,310)        (53,238)     (3,993)        (132,293)
Net withdrawals due to policy loans..................     (1,623)     (20,862)         (5,197)     (1,426)         (11,167)
Transfers between investment portfolios..............    (54,249)      16,089         790,618      69,829        1,450,319
Withdrawals due to death benefits....................                                  (1,167)                        (440)
                                                        --------     --------     -----------    --------      -----------
Net (decrease) increase in net assets derived from
  policy transactions................................    (24,171)      52,957       1,215,225      94,485        2,413,692
                                                        --------     --------     -----------    --------      -----------
Total (decrease) increase in net assets..............    (17,312)     114,191         (59,444)    134,088          212,795
NET ASSETS
  Beginning of year..................................    529,057      577,999       2,145,910     152,847        5,744,229
                                                        --------     --------     -----------    --------      -----------
  End of year........................................   $511,745     $692,190     $ 2,086,466    $286,935      $ 5,957,024
                                                        ========     ========     ===========    ========      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                  STRONG          STRONG
                                                                  MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II      FUND II
                                                                SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income................................     $  (1,040)      $      41
Net realized gain on investments............................        55,077          19,036
Net unrealized depreciation of investments during the
  year......................................................      (242,896)        (16,691)
                                                                 ---------       ---------
Net (decrease) increase in net assets from operations.......      (188,859)          2,386
                                                                 ---------       ---------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................       135,949          45,199
Cost of insurance and administrative charges................       (22,578)         (4,128)
Surrenders and forfeitures..................................          (355)           (357)
Net withdrawals due to policy loans.........................        (2,372)           (623)
Transfers between investment portfolios.....................       778,696         108,098
                                                                 ---------       ---------
Net increase in net assets derived from policy
  transactions..............................................       889,340         148,189
                                                                 ---------       ---------
Capital contribution from Providentmutual Life and Annuity
  Company of America........................................        25,000          25,000
                                                                 ---------       ---------
Total increase in net assets................................       725,481         175,575
NET ASSETS
  Beginning of year.........................................
                                                                 ---------       ---------
  End of year...............................................     $ 725,481       $ 175,575
                                                                 =========       =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                            MONEY                                AGGRESSIVE
                                              GROWTH       MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..............  $ (11,942)   $   242,698   $   9,531    $    (975)   $  (2,597)    $    7,415
Net realized gain on investments..........    106,592                      9,824       44,721      247,207        148,308
Net unrealized (depreciation) appreciation
  of investments during the year..........    (38,569)                   (70,598)     (63,002)      57,514        540,420
                                            ----------   -----------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets from
  operations..............................     56,081        242,698     (51,243)     (19,256)     302,124        696,143
                                            ----------   -----------   ----------   ----------   ----------    ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...............  1,074,495     10,836,005     332,588      194,230      412,431        661,165
Cost of insurance and administrative
  charges.................................   (303,622)      (797,781)    (97,177)     (89,639)    (167,274)      (167,001)
Surrenders and forfeitures................   (189,291)       (59,612)    (15,922)      (9,974)     (27,978)       (24,702)
Net (withdrawals) repayments due to policy
  loans...................................    (31,216)         4,739     (15,470)      (8,925)     (33,883)       (12,649)
Transfers between investment portfolios...    470,309     (7,352,211)   (135,405)     449,128       32,008         91,516
Transfers due to death benefits...........                                                          (1,337)        (1,278)
                                            ----------   -----------   ----------   ----------   ----------    ----------
Net increase in net assets derived from
  policy transactions.....................  1,020,675      2,631,140      68,614      534,820      213,967        547,051
                                            ----------   -----------   ----------   ----------   ----------    ----------
Total increase in net assets..............  1,076,756      2,873,838      17,371      515,564      516,091      1,243,194
NET ASSETS
  Beginning of year.......................  2,827,916      4,408,235   1,307,466      649,153    1,836,242      2,104,234
                                            ----------   -----------   ----------   ----------   ----------    ----------
  End of year.............................  $3,904,672   $ 7,282,073   $1,324,837   $1,164,717   $2,352,333    $3,347,428
                                            ==========   ===========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                              LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................  $  (6,838)    $   (612)   $  (2,993)    $ (1,998)
Net realized gain on investments............................     59,937       21,529       96,011        2,248
Net unrealized appreciation (depreciation) of investments
  during the year...........................................    192,717      (26,430)     323,197      (28,135)
                                                              ----------    --------    ----------    --------
Net increase (decrease) in net assets from operations.......    245,816       (5,513)     416,215      (27,885)
                                                              ----------    --------    ----------    --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................    410,602      235,417      146,222      217,981
Cost of insurance and administrative charges................   (107,613)     (46,883)     (37,756)     (35,684)
Surrenders and forfeitures..................................    (30,667)      (6,497)      (3,858)        (191)
Net withdrawals due to policy loans.........................    (16,290)     (11,460)      (4,008)      (5,077)
Transfers between investment portfolios.....................  1,079,015       82,627      249,104      142,715
                                                              ----------    --------    ----------    --------
Net increase in net assets derived from policy
  transactions..............................................  1,335,047      253,204      349,704      319,744
                                                              ----------    --------    ----------    --------
Total increase in net assets................................  1,580,863      247,691      765,919      291,859
NET ASSETS
  Beginning of year.........................................    247,925      237,471      277,529      281,462
                                                              ----------    --------    ----------    --------
  End of year...............................................  $1,828,788    $485,162    $1,043,448    $573,321
                                                              ==========    ========    ==========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                    FIDELITY                    FIDELITY                  FIDELITY
                                                     EQUITY-      FIDELITY        HIGH       FIDELITY      ASSET       FIDELITY
                                                     INCOME        GROWTH        INCOME      OVERSEAS     MANAGER      INDEX 500
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $    75,002   $   (70,937)  $ 169,800    $  24,974    $  61,020    $    25,299
Net realized gain (loss) on investments..........      571,495     1,574,101     (20,336)     222,413      121,743        665,356
Net unrealized (depreciation) appreciation of
  investments during the year....................      (79,851)    3,257,791       2,612    1,612,546      110,105      2,407,325
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets from operations.......      566,646     4,760,955     152,076    1,859,933      292,868      3,097,980
                                                   -----------   -----------   ----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................    2,929,981     3,422,090     451,275    1,525,307      779,887      6,727,693
Cost of insurance and administrative charges.....     (913,963)   (1,072,275)   (185,657)    (338,270)    (213,071)    (1,698,031)
Surrenders and forfeitures.......................     (249,092)     (370,650)    (29,802)     (66,192)     (40,031)      (426,927)
Net withdrawals due to policy loans..............      (79,425)      (71,729)    (12,437)     (44,838)     (41,805)      (166,653)
Transfers between investment portfolios..........      657,552     1,206,940     219,593      250,238      281,207      1,580,849
Withdrawals due to death benefits................      (10,825)       (4,635)                  (3,418)                    (77,679)
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Net increase in net assets derived from policy
  transactions...................................    2,334,228     3,109,741     442,972    1,322,827      766,187      5,939,252
                                                   -----------   -----------   ----------   ----------   ----------   -----------
Total increase in net assets.....................    2,900,874     7,870,696     595,048    3,182,760    1,059,055      9,037,232
NET ASSETS
  Beginning of year..............................    9,649,507    11,319,649   1,847,985    3,438,701    2,298,935     12,355,027
                                                   -----------   -----------   ----------   ----------   ----------   -----------
  End of year....................................  $12,550,381   $19,190,345   $2,443,033   $6,621,461   $3,357,990   $21,392,259
                                                   ===========   ===========   ==========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                               FIDELITY                    NEUBERGER     NEUBERGER      NEUBERGER      NEUBERGER
                                              INVESTMENT     FIDELITY        BERMAN       BERMAN      BERMAN LIMITED     BERMAN
                                              GRADE BOND   CONTRAFUND(R)    BALANCED      GROWTH      MATURITY BOND     PARTNERS
                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................  $  41,071     $   (20,102)   $   8,293    $   103,573     $   45,280     $   (4,615)
Net realized gain (loss) on investments.....     16,764         380,374       (2,558)      (112,803)       (17,023)        37,455
Net unrealized (depreciation) appreciation
  of investments during the year............    (82,192)      1,361,433      (12,499)       (32,289)       (19,835)       (36,807)
                                              ----------    -----------    ---------    -----------     ----------     ----------
Net (decrease) increase in net assets from
  operations................................    (24,357)      1,721,705       (6,764)       (41,519)         8,422         (3,967)
                                              ----------    -----------    ---------    -----------     ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................    408,193       2,629,902       30,596        122,455        359,023        431,555
Cost of insurance and administrative
  charges...................................   (125,447)       (641,252)     (17,818)       (47,317)       (61,450)      (148,466)
Surrenders and forfeitures..................    (78,777)       (232,393)        (743)        (4,937)       (55,990)       (44,451)
Net (withdrawals) repayments due to policy
  loans.....................................    (12,459)        (89,980)         192             48         (6,347)       (10,397)
Transfers between investment portfolios.....    375,555       1,420,233     (576,638)    (2,035,198)       (10,622)     2,058,260
Withdrawals due to death benefits...........                     (5,412)                     (4,020)                       (1,057)
                                              ----------    -----------    ---------    -----------     ----------     ----------
Net increase (decrease) in net assets
  derived from policy transactions..........    567,065       3,081,098     (564,411)    (1,968,969)       224,614      2,285,444
                                              ----------    -----------    ---------    -----------     ----------     ----------
Total increase (decrease) in net assets.....    542,708       4,802,803     (571,175)    (2,010,488)       233,036      2,281,477
NET ASSETS
  Beginning of year.........................  1,224,170       5,486,967      571,175      2,010,488        858,328        244,247
                                              ----------    -----------    ---------    -----------     ----------     ----------
  End of year...............................  $1,766,878    $10,289,770           --             --     $1,091,364     $2,525,724
                                              ==========    ===========    =========    ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                           AMERICAN                                 VAN ECK
                                          CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                           CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                         APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income...........   $  (1,619)    $  23,474     $  2,203     $   (8,384)   $    948       $  (25,644)
Net realized gain (loss) on
  investments..........................      11,508        23,235      (29,183)      (146,766)      1,132          508,120
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................      51,652       (94,702)     101,902      1,199,541     (10,967)       1,191,588
                                          ---------     ---------     --------     ----------    --------       ----------
Net increase (decrease) in net assets
  from operations......................      61,541       (47,993)      74,922      1,044,391      (8,887)       1,674,064
                                          ---------     ---------     --------     ----------    --------       ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums............      52,425        94,818      151,588        402,320      63,311        1,102,941
Cost of insurance and administrative
  charges..............................     (27,936)      (46,560)     (35,575)      (107,952)     (7,593)        (344,012)
Surrenders and forfeitures.............      (9,792)      (20,025)      (2,094)       (14,113)        (17)        (208,635)
Net withdrawals due to policy loans....      (2,760)       (6,828)      (5,013)        (8,664)                     (22,006)
Transfers between investment
  portfolios...........................    (854,349)     (135,667)      73,320        (58,680)     32,608          391,868
Withdrawals due to death benefits......                                                (1,499)                      (3,576)
                                          ---------     ---------     --------     ----------    --------       ----------
Net (decrease) increase in net assets
  derived from policy transactions.....    (842,412)     (114,262)     182,226        211,412      88,309          916,580
                                          ---------     ---------     --------     ----------    --------       ----------
Total (decrease) increase in net
  assets...............................    (780,871)     (162,255)     257,148      1,255,803      79,422        2,590,644
NET ASSETS
  Beginning of year....................     780,871       691,312      320,851        890,107      73,425        3,153,585
                                          ---------     ---------     --------     ----------    --------       ----------
  End of year..........................          --     $ 529,057     $577,999     $2,145,910    $152,847       $5,744,229
                                          =========     =========     ========     ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements

--------------------------------------------------------------------------------

1. ORGANIZATION

The Providentmutual Variable Life Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America ("PLACA") under the provisions of Delaware law and commenced operations on February 1, 1995. PLACA is a wholly-owned subsidiary of Provident Mutual Life Insurance Company. The Separate Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).

The policies are distributed principally through personal producing general agents and brokers.

PLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of twenty-seven subaccounts: the All Pro Broad Equity (formerly the Growth Subaccount), Money Market, Bond, Balanced (formerly the Managed Subaccount), Mid Cap Growth (formerly the Aggressive Growth Subaccount), International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; and the Strong Opportunity Fund II Subaccount invests in the Strong Opportunity Fund II, Inc.

At the close of business on April 30, 1999, the Neuberger Berman Growth Subaccount, Neuberger Berman Balanced Subaccount and American Century VP Capital Appreciation Subaccount were terminated and the investments were transferred to the Neuberger Berman Partners Subaccount, the Managed Subaccount and the All Pro Large Cap Growth Subaccount, respectively. At the close of business on February 7, 2000, the Fidelity Index 500 Subaccount was terminated and the investments were transferred to the newly established Market Street Fund Equity 500 Index Subaccount. At the close of business on January 26, 2001, the assets of the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were renamed the "All-Pro Broad Equity", "Balanced" and "Mid Cap Growth" Subaccounts, respectively.

Net premiums from in force policies are allocated to the Subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies (Note 4). The Separate Account's assets are the property of PLACA.

Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of PLACA's General Account.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

 Investment Valuation:

Investment shares are valued at the net asset values of the respective portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of PLACA. Under the provisions of the policies, PLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

 Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

At December 31, 2001, the investments of the respective Subaccounts are as follows:

---------------------------------------------------------------------------------------------------
                                                               SHARES        COST       FAIR VALUE
---------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Portfolio**..........................    307,521    $5,362,637    $4,594,371
  Money Market Portfolio....................................  6,091,844    $6,091,844    $6,091,844
  Bond Portfolio............................................    163,991    $1,745,729    $1,802,260
  Balanced Portfolio**......................................     90,053    $1,468,714    $1,283,250
  Mid Cap Growth Portfolio**................................    213,823    $4,414,563    $4,278,605
  International Portfolio...................................    323,428    $4,290,093    $3,622,397
  All Pro Large Cap Growth Portfolio........................    264,877    $3,178,390    $2,383,890
  All Pro Large Cap Value Portfolio.........................    202,891    $1,957,275    $2,004,565
  All Pro Small Cap Growth Portfolio........................    171,975    $2,974,156    $2,079,178
  All Pro Small Cap Value Portfolio.........................    216,055    $1,907,674    $2,208,078
  Equity 500 Index Portfolio................................  2,944,135   $28,535,929   $23,906,375
Variable Insurance Products Fund:
  Equity-Income Portfolio...................................    662,742   $15,819,083   $15,077,375
  Growth Portfolio..........................................    641,199   $27,140,475   $21,550,684
  High Income Portfolio.....................................    285,100    $2,698,718    $1,827,493
  Overseas Portfolio........................................    518,263   $10,424,624    $7,193,488
Variable Insurance Products Fund II:
  Asset Manager Portfolio...................................    294,693    $4,876,744    $4,275,992
  Investment Grade Bond Portfolio...........................    221,677    $2,670,616    $2,864,061
  Contrafund Portfolio......................................    627,316   $14,683,428   $12,627,863
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................    114,826    $1,486,919    $1,546,702
  Partners Portfolio........................................    159,790    $2,778,613    $2,412,826
Van Eck Worldwide InsuranceTrust:
  Van Eck Worldwide Bond Portfolio..........................     55,147      $578,223      $519,483
  Van Eck Worldwide Hard Assets Portfolio...................     57,425      $621,044      $613,873
  Van Eck Worldwide Emerging Markets Portfolio..............    275,389    $2,753,861    $2,241,666
  Van Eck Worldwide Real Estate Portfolio...................     32,704      $335,308      $355,492
Alger American Fund:
  Alger American Small Capitalization Portfolio.............    312,359    $9,277,333    $5,169,534
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II.............................     74,337    $1,636,798    $1,217,637
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II................................     43,788      $960,227      $851,681

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Portfolios were known as the Market Street Fund Growth, Managed and Aggressive Growth Portfolios, respectively.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

During the years ended December 31, 2001, 2000 and 1999, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                         MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                ALL PRO BROAD EQUITY PORTFOLIO**              MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                 2001         2000         1999         2001           2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................      46,951       60,266       73,102     8,067,779     10,243,635     8,932,793
Shares received from reinvestment of:
  Dividends.................................       6,700        3,122          512       214,464        348,038       268,224
  Capital gain distributions................      23,619       13,937        2,993
                                              ----------   ----------   ----------   -----------   ------------   -----------
Total shares acquired.......................      77,270       77,325       76,607     8,282,243     10,591,673     9,201,017
Total shares redeemed.......................     (24,746)     (28,488)     (20,708)   (7,484,809)   (12,507,636)   (6,346,192)
                                              ----------   ----------   ----------   -----------   ------------   -----------
Net increase (decrease) in shares owned.....      52,524       48,837       55,899       797,434     (1,915,963)    2,854,825
Shares owned, beginning of year.............     254,997      206,160      150,261     5,294,410      7,210,373     4,355,548
                                              ----------   ----------   ----------   -----------   ------------   -----------
Shares owned, end of year...................     307,521      254,997      206,160     6,091,844      5,294,410     7,210,373
                                              ==========   ==========   ==========   ===========   ============   ===========
Cost of shares acquired.....................  $1,202,381   $1,374,356   $1,459,551   $ 8,282,243   $ 10,591,673   $ 9,201,017
                                              ==========   ==========   ==========   ===========   ============   ===========
Cost of shares redeemed.....................  $  441,317   $  518,994   $  344,226   $ 7,484,809   $ 12,507,636   $ 6,346,192
                                              ==========   ==========   ==========   ===========   ============   ===========

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity
   Portfolio was known as the Market Street Fund Growth Portfolio.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                              MARKET STREET FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
                                                                   BOND PORTFOLIO                BALANCED PORTFOLIO**
--------------------------------------------------------------------------------------------------------------------------
                                                             2001       2000       1999       2001       2000       1999
--------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................    59,101     32,527     36,328     15,776     12,254     46,775
Shares received from reinvestment of:
  Dividends..............................................     7,955      7,848      1,653      3,035      2,411        286
  Capital gain distributions.............................                           1,299      4,296      3,662      1,951
                                                           --------   --------   --------   --------   --------   --------
Total shares acquired....................................    67,056     40,375     39,280     23,107     18,327     49,012
Total shares redeemed....................................   (23,242)   (45,419)   (30,589)    (9,784)   (10,967)   (16,359)
                                                           --------   --------   --------   --------   --------   --------
Net increase (decrease) in shares owned..................    43,814     (5,044)     8,691     13,323      7,360     32,653
Shares owned, beginning of year..........................   120,177    125,221    116,530     76,730     69,370     36,717
                                                           --------   --------   --------   --------   --------   --------
Shares owned, end of year................................   163,991    120,177    125,221     90,053     76,730     69,370
                                                           ========   ========   ========   ========   ========   ========
Cost of shares acquired..................................  $719,583   $414,765   $419,905   $342,852   $289,071   $843,762
                                                           ========   ========   ========   ========   ========   ========
Cost of shares redeemed..................................  $259,933   $497,550   $331,936   $170,244   $182,107   $265,196
                                                           ========   ========   ========   ========   ========   ========

** Prior to January 29, 2001, the Market Street Fund Balanced Portfolio was known as the Market Street Fund Managed Portfolio.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                            MARKET STREET FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
                                                         MID CAP GROWTH PORTFOLIO**            INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                        2001         2000        1999        2001         2000        1999
----------------------------------------------------------------------------------------------------------------------------
Shares purchased...................................     110,755       50,226     25,961       62,659       63,323     60,220
Shares received from reinvestment of:
  Dividends........................................      27,004        3,327        508       11,154        5,949      1,831
  Capital gain distributions.......................      19,795        6,957     12,602       17,034       23,601      9,395
                                                     ----------   ----------   --------   ----------   ----------   --------
Total shares acquired..............................     157,554       60,510     39,071       90,847       92,873     71,446
Total shares redeemed..............................     (82,102)     (29,209)   (15,809)     (25,292)     (35,685)   (22,691)
                                                     ----------   ----------   --------   ----------   ----------   --------
Net increase in shares owned.......................      75,452       31,301     23,262       65,555       57,188     48,755
Shares owned, beginning of year....................     138,371      107,070     83,808      257,873      200,685    151,930
                                                     ----------   ----------   --------   ----------   ----------   --------
Shares owned, end of year..........................     213,823      138,371    107,070      323,428      257,873    200,685
                                                     ==========   ==========   ========   ==========   ==========   ========
Cost of shares acquired............................  $3,052,270   $1,447,497   $747,203   $1,085,392   $1,293,987   $993,410
                                                     ==========   ==========   ========   ==========   ==========   ========
Cost of shares redeemed............................  $1,632,838   $  613,968   $288,626   $  356,521   $  473,928   $290,636
                                                     ==========   ==========   ========   ==========   ==========   ========

** Prior to January 29, 2001, the Market Street Fund Mid Cap Growth Portfolio was known as the Market Street Fund Aggressive Growth Portfolio.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                             MARKET STREET FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
                                                            ALL PRO LARGE CAP GROWTH            ALL PRO LARGE CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
                                                         2001        2000         1999         2001        2000       1999
----------------------------------------------------------------------------------------------------------------------------
Shares purchased.....................................    92,360       97,700      125,649      143,152     69,996     41,597
Shares received from reinvestment of:
  Dividends..........................................       104        2,810            5          983        458        161
  Capital gain distributions.........................                  2,186
                                                       --------   ----------   ----------   ----------   --------   --------
Total shares acquired................................    92,464      102,696      125,654      144,135     70,454     41,758
Total shares redeemed................................   (33,048)     (21,053)     (22,900)     (33,194)   (27,117)   (17,132)
                                                       --------   ----------   ----------   ----------   --------   --------
Net increase in shares owned.........................    59,416       81,643      102,754      110,941     43,337     24,626
Shares owned, beginning of year......................   205,461      123,818       21,064       91,950     48,613     23,987
                                                       --------   ----------   ----------   ----------   --------   --------
Shares owned, end of year............................   264,877      205,461      123,818      202,891     91,950     48,613
                                                       ========   ==========   ==========   ==========   ========   ========
Cost of shares acquired..............................  $873,958   $1,393,113   $1,626,858   $1,411,255   $657,656   $424,442
                                                       ========   ==========   ==========   ==========   ========   ========
Cost of shares redeemed..............................  $426,649   $  266,735   $  238,712   $  329,904   $272,068   $150,321
                                                       ========   ==========   ==========   ==========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                             MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
                                                            ALL PRO SMALL CAP GROWTH           ALL PRO SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
                                                          2001        2000        1999        2001        2000       1999
---------------------------------------------------------------------------------------------------------------------------
Shares purchased......................................    59,817      135,548     47,453      140,864     93,567     52,030
Shares received from reinvestment of:
  Dividends...........................................                  1,536                     758        257         73
  Capital gain distributions..........................                    263
                                                        --------   ----------   --------   ----------   --------   --------
Total shares acquired.................................    59,817      137,347     47,453      141,622     93,824     52,103
Total shares redeemed.................................   (44,561)     (36,042)   (20,358)     (41,201)   (53,926)   (10,483)
                                                        --------   ----------   --------   ----------   --------   --------
Net increase in shares owned..........................    15,256      101,305     27,095      100,421     39,898     41,620
Shares owned, beginning of year.......................   156,719       55,414     28,319      115,634     75,736     34,116
                                                        --------   ----------   --------   ----------   --------   --------
Shares owned, end of year.............................   171,975      156,719     55,414      216,055    115,634     75,736
                                                        ========   ==========   ========   ==========   ========   ========
Cost of shares acquired...............................  $726,741   $2,740,146   $601,240   $1,337,267   $714,775   $396,338
                                                        ========   ==========   ========   ==========   ========   ========
Cost of shares redeemed...............................  $765,815   $  398,050   $158,518   $  306,266   $416,938   $ 76,344
                                                        ========   ==========   ========   ==========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                    MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------
                                                                  EQUITY 500 INDEX PORTFOLIO**
---------------------------------------------------------------------------------------------------
                                                                 2001         2000          1999
---------------------------------------------------------------------------------------------------
Shares purchased............................................     549,195     2,758,381       48,111
Shares received from reinvestment of:
  Dividends.................................................      29,916                        944
  Capital gain distributions................................                                    641
                                                              ----------   -----------   ----------
Total shares acquired.......................................     579,111     2,758,381       49,696
Total shares redeemed.......................................    (213,329)     (307,524)      (9,669)
                                                              ----------   -----------   ----------
Net increase in shares owned................................     365,782     2,450,857       40,027
Shares owned, beginning of year.............................   2,578,353       127,496       87,469
                                                              ----------   -----------   ----------
Shares owned, end of year...................................   2,944,135     2,578,353      127,496
                                                              ==========   ===========   ==========
Cost of shares acquired.....................................  $4,865,719   $28,438,398   $7,454,952
                                                              ==========   ===========   ==========
Cost of shares redeemed.....................................  $2,133,287   $19,353,359   $  873,045
                                                              ==========   ===========   ==========

** Prior to February 7, 2000, these funds were invested in the Index 500
   Portfolio of the Fidelity Variable Insurance Products Fund II.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                       EQUITY-INCOME PORTFOLIO                    GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    2001         2000         1999         2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     112,881      131,492      127,157      126,980       157,405       82,042
Shares received from reinvestment of:
  Dividends....................................      10,074        9,450        6,224          387           430          495
  Capital gain distributions...................      28,304       35,603       13,759       36,357        42,796       31,095
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Total shares acquired..........................     151,259      176,545      147,140      163,724       200,631      113,632
Total shares redeemed..........................     (64,244)     (88,970)     (38,591)     (40,955)      (31,561)     (16,548)
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Net increase in shares owned...................      87,015       87,575      108,549      122,769       169,070       97,084
Shares owned, beginning of year................     575,727      488,152      379,603      518,430       349,360      252,276
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Shares owned, end of year......................     662,742      575,727      488,152      641,199       518,430      349,360
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares acquired........................  $3,528,558   $4,064,111   $3,726,855   $6,005,971   $10,064,715   $5,084,590
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares redeemed........................  $1,491,882   $1,834,186   $  746,130   $1,292,786   $   942,197   $  471,685
                                                 ==========   ==========   ==========   ==========   ===========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                         VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------------
                                                           HIGH INCOME PORTFOLIO                 OVERSEAS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                         2001       2000       1999        2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------
Shares purchased.....................................    77,527     55,238     66,264      115,655      169,182       96,724
Shares received from reinvestment of:
  Dividends..........................................    30,506     15,014     17,034       21,054        3,948        2,832
  Capital gain distributions.........................                             636       33,279       24,858        4,567
                                                       --------   --------   --------   ----------   ----------   ----------
Total shares acquired................................   108,033     70,252     83,934      169,988      197,988      104,123
Total shares redeemed................................   (59,566)   (49,625)   (28,204)     (52,258)     (38,762)     (34,322)
                                                       --------   --------   --------   ----------   ----------   ----------
Net increase in shares owned.........................    48,467     20,627     55,730      117,730      159,226       69,801
Shares owned, beginning of year......................   236,633    216,006    160,276      400,533      241,307      171,506
                                                       --------   --------   --------   ----------   ----------   ----------
Shares owned, end of year............................   285,100    236,633    216,006      518,263      400,533      241,307
                                                       ========   ========   ========   ==========   ==========   ==========
Cost of shares acquired..............................  $810,396   $691,246   $934,435   $2,705,277   $4,652,210   $2,201,082
                                                       ========   ========   ========   ==========   ==========   ==========
Cost of shares redeemed..............................  $755,788   $646,746   $341,999   $1,034,785   $  786,150   $  630,868
                                                       ========   ========   ========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                         ASSET MANAGER PORTFOLIO           INVESTMENT GRADE BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                      2001        2000         1999         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..................................    32,669      166,005       58,391       73,094       97,343       85,128
Shares received from reinvestment of:
  Dividends.......................................    11,394        6,331        4,685        9,322       10,018        4,150
  Capital gain distributions......................     4,273       14,915        5,934                                  1,302
                                                    --------   ----------   ----------   ----------   ----------   ----------
Total shares acquired.............................    48,336      187,251       69,010       82,416      107,361       90,580
Total shares redeemed.............................   (26,179)     (94,575)     (15,743)     (21,688)     (91,714)     (39,735)
                                                    --------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned......................    22,157       92,676       53,267       60,728       15,647       50,845
Shares owned, beginning of year...................   272,536      179,860      126,593      160,949      145,302       94,457
                                                    --------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.........................   294,693      272,536      179,860      221,677      160,949      145,302
                                                    ========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired...........................  $713,905   $3,133,783   $1,204,348   $1,041,326   $1,242,414   $1,108,475
                                                    ========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed...........................  $450,701   $1,593,606   $  255,398   $  263,078   $1,143,552   $  483,575
                                                    ========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                               VARIABLE INSURANCE PRODUCTS FUND II
----------------------------------------------------------------------------------------------------
                                                                       CONTRAFUND PORTFOLIO
----------------------------------------------------------------------------------------------------
                                                                 2001          2000          1999
----------------------------------------------------------------------------------------------------
Shares purchased............................................     102,706       162,185       136,907
Shares received from reinvestment of:
  Dividends.................................................       4,271         1,433         1,179
  Capital gain distributions................................      15,072        52,005         8,647
                                                              ----------    ----------    ----------
Total shares acquired.......................................     122,049       215,623       146,733
Total shares redeemed.......................................     (42,182)      (21,168)      (18,247)
                                                              ----------    ----------    ----------
Net increase in shares owned................................      79,867       194,455       128,486
Shares owned, beginning of year.............................     547,449       352,994       224,508
                                                              ----------    ----------    ----------
Shares owned, end of year...................................     627,316       547,449       352,994
                                                              ==========    ==========    ==========
Cost of shares acquired.....................................  $2,521,606    $5,454,135    $3,738,001
                                                              ==========    ==========    ==========
Cost of shares redeemed.....................................  $  814,196    $  361,928    $  296,631
                                                              ==========    ==========    ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                              NEUBERGER BERMAN ADVISERS
                                                                  MANAGEMENT TRUST
---------------------------------------------------------------------------------------
                                                              BALANCED         GROWTH
                                                              PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------
                                                                1999            1999
---------------------------------------------------------------------------------------
Shares purchased............................................     1,894            3,434
Shares received from reinvestment of:
  Dividends.................................................       628
  Capital gain distributions................................       930            4,649
                                                              --------       ----------
Total shares acquired.......................................     3,452            8,083
Total shares redeemed.......................................   (38,408)         (84,556)
                                                              --------       ----------
Net (decrease) increase in shares owned.....................   (34,956)         (76,473)
Shares owned, beginning of year.............................    34,956           76,473
                                                              --------       ----------
Shares owned, end of year...................................        --               --
                                                              ========       ==========
Cost of shares acquired.....................................  $ 53,427       $  193,400
                                                              ========       ==========
Cost of shares redeemed.....................................  $612,103       $2,171,599
                                                              ========       ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
---------------------------------------------------------------------------------------------------------------------------
                                                                LIMITED MATURITY
                                                                 BOND PORTFOLIO                   PARTNERS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                           2001        2000       1999       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------
Shares purchased......................................      80,225     17,066     54,409     29,854     22,623      130,332
Shares received from reinvestment of:
  Dividends...........................................       5,592      6,147      3,965        577      1,270          222
  Capital gain distributions..........................                                        5,481     27,011          387
                                                        ----------   --------   --------   --------   --------   ----------
Total shares acquired.................................      85,817     23,213     58,374     35,912     50,904      130,941
Total shares redeemed.................................     (55,982)   (20,651)   (38,053)   (22,028)   (33,599)     (15,243)
                                                        ----------   --------   --------   --------   --------   ----------
Net increase in shares owned..........................      29,835      2,562     20,321     13,884     17,305      115,698
Shares owned, beginning of year.......................      84,991     82,429     62,108    145,906    128,601       12,903
                                                        ----------   --------   --------   --------   --------   ----------
Shares owned, end of year.............................     114,826     84,991     82,429    159,790    145,906      128,601
                                                        ==========   ========   ========   ========   ========   ==========
Cost of shares acquired...............................  $1,114,918   $295,278   $775,612   $544,323   $791,265   $2,587,656
                                                        ==========   ========   ========   ========   ========   ==========
Cost of shares redeemed...............................  $  745,926   $283,165   $522,741   $438,799   $661,844   $  269,372
                                                        ==========   ========   ========   ========   ========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                  AMERICAN CENTURY
                                                              VARIABLE PORTFOLIOS, INC.
---------------------------------------------------------------------------------------
                                                                 AMERICAN CENTURY VP
                                                                CAPITAL APPRECIATION
                                                                      PORTFOLIO
---------------------------------------------------------------------------------------
                                                                        1999
---------------------------------------------------------------------------------------
Shares purchased............................................             4,498
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................
                                                                      --------
Total shares acquired.......................................             4,498
Total shares redeemed.......................................           (91,069)
                                                                      --------
Net (decrease) increase in shares owned.....................           (86,571)
Shares owned, beginning of year.............................            86,571
                                                                      --------
Shares owned, end of year...................................                --
                                                                      ========
Cost of shares acquired.....................................          $ 40,967
                                                                      ========
Cost of shares redeemed.....................................          $873,490
                                                                      ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------------------------------------------------
                                                                          VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------
                                                                 VAN ECK WORLDWIDE                VAN ECK WORLDWIDE
                                                                   BOND PORTFOLIO               HARD ASSETS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                             2001       2000       1999       2001       2000       1999
--------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................    19,042      8,290     12,314     10,761     21,226     22,265
Shares received from reinvestment of:
  Dividends..............................................     2,162      2,364      2,315        635        670        545
  Capital gain distributions.............................                           1,034
                                                           --------   --------   --------   --------   --------   --------
Total shares acquired....................................    21,204     10,654     15,663     11,396     21,896     22,810
Total shares redeemed....................................   (15,406)   (10,796)   (22,468)   (11,319)   (17,285)    (4,948)
                                                           --------   --------   --------   --------   --------   --------
Net increase (decrease) in shares owned..................     5,798       (142)    (6,805)        77      4,611     17,862
Shares owned, beginning of year..........................    49,349     49,491     56,296     57,348     52,737     34,875
                                                           --------   --------   --------   --------   --------   --------
Shares owned, end of year................................    55,147     49,349     49,491     57,425     57,348     52,737
                                                           ========   ========   ========   ========   ========   ========
Cost of shares acquired..................................  $207,495   $106,542   $173,521   $129,694   $244,415   $234,961
                                                           ========   ========   ========   ========   ========   ========
Cost of shares redeemed..................................  $174,400   $119,649   $241,074   $117,806   $248,920   $ 79,715
                                                           ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                          VAN ECK WORLDWIDE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
                                                                 VAN ECK WORLDWIDE                 VAN ECK WORLDWIDE
                                                             EMERGING MARKETS PORTFOLIO          REAL ESTATE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                            2001        2000        1999       2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------
Shares purchased........................................    67,111      122,622     64,480     20,947     15,895     11,666
Shares received from reinvestment of:
  Dividends.............................................                                          791        388        167
  Capital gain distributions............................
                                                          --------   ----------   --------   --------   --------   --------
Total shares acquired...................................    67,111      122,622     64,480     21,738     16,283     11,833
Total shares redeemed...................................   (43,407)     (21,422)   (39,010)   (16,052)    (5,970)    (2,824)
                                                          --------   ----------   --------   --------   --------   --------
Net increase in shares owned............................    23,704      101,200     25,470      5,686     10,313      9,009
Shares owned, beginning of year.........................   251,685      150,485    125,015     27,018     16,705      7,696
                                                          --------   ----------   --------   --------   --------   --------
Shares owned, end of year...............................   275,389      251,685    150,485     32,704     27,018     16,705
                                                          ========   ==========   ========   ========   ========   ========
Cost of shares acquired.................................  $526,459   $1,447,372   $622,693   $229,408   $154,588   $115,470
                                                          ========   ==========   ========   ========   ========   ========
Cost of shares redeemed.................................  $364,627   $  225,980   $566,431   $153,912   $ 54,969   $ 25,081
                                                          ========   ==========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

                                                                                      STRONG VARIABLE
                                                                                         INSURANCE         STRONG OPPORTUNITY
                                                    ALGER AMERICAN FUND                 FUNDS, INC.           FUND II, INC.
------------------------------------------------------------------------------------------------------------------------------
                                                       ALGER AMERICAN                 STRONG MID CAP       STRONG OPPORTUNITY
                                               SMALL CAPITALIZATION PORTFOLIO         GROWTH FUND II             FUND II
------------------------------------------------------------------------------------------------------------------------------
                                               2001         2000         1999        2001        2000        2001       2000
------------------------------------------------------------------------------------------------------------------------------
Shares purchased..........................      84,388       75,434       31,023     51,813       29,696     35,675      7,208
Shares received from reinvestment of:
  Dividends...............................         130                                                          170         17
  Capital gain distributions..............                   89,512       11,270                   2,518      6,849        912
                                            ----------   ----------   ----------   --------   ----------   --------   --------
Total shares acquired.....................      84,518      164,946       42,293     51,813       32,214     42,694      8,137
Total shares redeemed.....................     (25,757)     (15,504)      (9,858)    (8,139)      (1,551)    (6,240)      (803)
                                            ----------   ----------   ----------   --------   ----------   --------   --------
Net increase in shares owned..............      58,761      149,442       32,435     43,674       30,663     36,454      7,334
Shares owned, beginning of year...........     253,598      104,156       71,721     30,663                   7,334
                                            ----------   ----------   ----------   --------   ----------   --------   --------
Shares owned, end of year.................     312,359      253,598      104,156     74,337       30,663     43,788      7,334
                                            ==========   ==========   ==========   ========   ==========   ========   ========
Cost of shares acquired...................  $1,469,643   $5,233,056   $1,781,809   $945,745   $1,016,658   $934,962   $214,798
                                            ==========   ==========   ==========   ========   ==========   ========   ========
Cost of shares redeemed...................  $1,151,455   $  662,487   $  382,753   $277,324   $   48,281   $167,001   $ 22,532
                                            ==========   ==========   ==========   ========   ==========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

During the years ended December 31, 2001, 2000 and 1999, the unit activity and unit values were as follows:
--------------------------------------------------------------------------------

                                                                                    OPTIONSVL
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**....................       6,764.41            142.01         6,906.42      $406.39
                                                                                                =========      =======
  Money Market Subaccount..............................      10,714.30           (827.77)        9,886.53      $270.70
                                                                                                =========      =======
  Bond Subaccount......................................       2,726.15            505.69         3,231.84      $313.96
                                                                                                =========      =======
  Balanced Subaccount**................................       1,962.24            (40.47)        1,921.77      $363.51
                                                                                                =========      =======
  Mid Cap Growth Subaccount**..........................       4,853.78            242.05         5,095.83      $522.22
                                                                                                =========      =======
  International Subaccount.............................       6,809.63             48.52         6,858.15      $331.89
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................       5,725.69            273.92         5,999.61      $183.08
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................       2,135.37          1,019.83         3,155.20      $198.17
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................       3,687.45           (519.09)        3,168.36      $243.93
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................       3,067.05          1,769.55         4,836.60      $201.99
                                                                                                =========      =======
  Equity 500 Index Subaccount..........................      24,885.50           (425.00)       24,460.50      $513.13
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      22,105.37           (999.01)       21,106.36      $455.43
                                                                                                =========      =======
  Growth Subaccount....................................      22,408.62             (9.31)       22,399.31      $525.16
                                                                                                =========      =======
  High Income Subaccount...............................       4,690.96            189.19         4,880.15      $216.88
                                                                                                =========      =======
  Overseas Subaccount..................................      13,206.56           (107.03)       13,099.53      $283.37
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       6,281.47           (157.66)        6,123.81      $366.55
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................       2,507.67            959.77         3,467.44      $323.31
                                                                                                =========      =======
  Contrafund Subaccount................................      17,403.56           (240.54)       17,163.02      $356.04
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       2,061.78            (25.82)        2,035.96      $287.34
                                                                                                =========      =======
  Partners Subaccount..................................       8,107.94           (180.83)        7,927.11      $192.09
                                                                                                =========      =======
  Growth Subaccount....................................             --                --               --           --
                                                                                                =========      =======
  Balanced Subaccount..................................             --                --               --           --
                                                                                                =========      =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       1,756.34             23.62         1,779.96      $234.50
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............       1,636.15            (83.88)        1,552.27      $225.87
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       8,377.14           (211.24)        8,165.90      $147.09
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............         506.99            270.44           777.43      $205.66
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


                                                                                    OPTIONSVL
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      13,275.13            473.76        13,748.89      $170.29
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................             --                --               --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................       1,081.60          1,308.30         2,389.90      $115.23
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................         405.98            727.47         1,133.45      $189.45
                                                                                                =========      =======

** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       6,651.36             113.05        6,764.41      $469.52
                                                                                                =========      =======
  Money Market Subaccount..............................      16,739.51          (6,025.21)      10,714.30      $262.85
                                                                                                =========      =======
  Bond Subaccount......................................       3,134.45            (408.30)       2,726.15      $294.19
                                                                                                =========      =======
  Managed Subaccount...................................       2,029.39             (67.15)       1,962.24      $393.56
                                                                                                =========      =======
  Aggressive Growth Subaccount.........................       4,846.73               7.05        4,853.78      $546.90
                                                                                                =========      =======
  International Subaccount.............................       6,631.16             178.47        6,809.63      $380.17
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................       4,050.45           1,675.24        5,725.69      $235.36
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................       1,272.45             862.92        2,135.37      $200.97
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................       1,716.79           1,970.66        3,687.45      $292.04
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................       2,100.44             966.61        3,067.05      $180.27
                                                                                                =========      =======
  Equity 500 Index Subaccount**........................      23,466.83           1,418.67       24,885.50      $588.60
                                                                                                =========      =======

---------------

**Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      22,324.31            (218.94)      22,105.37      $482.32
                                                                                                =========      =======
  Growth Subaccount....................................      21,242.68           1,165.94       22,408.62      $641.88
                                                                                                =========      =======
  High Income Subaccount...............................       4,953.38            (262.42)       4,690.96      $247.31
                                                                                                =========      =======
  Overseas Subaccount..................................      10,508.23           2,698.33       13,206.56      $361.81
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       6,542.28            (260.81)       6,281.47      $384.68
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................       3,652.83          (1,145.16)       2,507.67      $300.03
                                                                                                =========      =======
  Contrafund Subaccount................................      15,977.06           1,426.50       17,403.56      $408.38
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       2,430.71            (368.93)       2,061.78      $265.87
                                                                                                =========      =======
  Partners Subaccount..................................       9,126.46          (1,018.52)       8,107.94      $198.98
                                                                                                =========      =======
  Growth Subaccount....................................             --                 --              --           --
                                                                                                =========      =======
  Balanced Subaccount..................................             --                 --              --           --
                                                                                                =========      =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       1,877.04            (120.70)       1,756.34      $248.74
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............       1,614.27              21.88        1,636.15      $253.89
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       6,314.58           2,062.56        8,377.14      $150.79
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............         467.88              39.11          506.99      $196.52
                                                                                                =========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      11,780.98           1,494.15       13,275.13      $243.17
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................             --                 --              --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --           1,081.60        1,081.60      $167.54
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --             405.98          405.98      $198.73
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       5,815.13             836.23        6,651.36      $430.72
                                                                                               ==========      =======
  Money Market Subaccount..............................      13,907.22           2,832.29       16,739.51      $249.25
                                                                                               ==========      =======
  Bond Subaccount......................................       3,245.75            (111.30)       3,134.45      $270.12
                                                                                               ==========      =======
  Managed Subaccount...................................       1,183.28             846.11        2,029.39      $364.01
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................       4,724.17             122.56        4,846.73      $397.88
                                                                                               ==========      =======
  International Subaccount.............................       6,049.59             581.57        6,631.16      $393.68
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................         875.15           3,175.30        4,050.45      $292.28
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................         891.39             381.06        1,272.45      $198.77
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................       1,234.37             482.42        1,716.79      $372.54
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................       1,322.63             777.81        2,100.44      $150.09
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................      20,247.80           2,076.51       22,324.31      $447.75
                                                                                               ==========      =======
  Growth Subaccount....................................      19,521.51           1,721.17       21,242.68      $725.74
                                                                                               ==========      =======
  High Income Subaccount...............................       4,312.22             641.16        4,953.38      $321.07
                                                                                               ==========      =======
  Overseas Subaccount..................................       9,264.91           1,243.32       10,508.23      $450.18
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       5,790.06             752.22        6,542.28      $403.01
                                                                                               ==========      =======
  Index 500 Subaccount.................................      19,530.43           3,936.40       23,466.83      $652.53
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................       2,917.52             735.31        3,652.83      $271.52
                                                                                               ==========      =======
  Contrafund Subaccount................................      12,834.10           3,142.96       15,977.06      $440.18
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       2,252.18             178.53        2,430.71      $250.59
                                                                                               ==========      =======
  Partners Subaccount..................................       1,019.04           8,107.42        9,126.46      $198.87
                                                                                               ==========      =======
  Growth Subaccount....................................       3,808.69          (3,808.69)             --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................       1,196.92          (1,196.92)             --           --
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                    OPTIONSVL
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................       2,380.84            (503.80)       1,877.04      $245.75
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............       1,140.79             473.48        1,614.27      $229.36
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       6,240.71              73.87        6,314.58      $261.06
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............         299.20             168.68          467.88      $166.62
                                                                                                =========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      10,687.43           1,093.55       11,780.98      $336.18
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................       2,669.55          (2,669.55)             --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --                 --              --           --
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --                 --              --           --
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONS VL
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**....................       1,429.49             103.34        1,532.83      $406.39
                                                                                                =========      =======
  Money Market Subaccount..............................       2,400.43          (1,405.45)         994.98      $270.70
                                                                                                =========      =======
  Bond Subaccount......................................       1,278.56             123.15        1,401.71      $313.96
                                                                                                =========      =======
  Balanced Subaccount**................................         702.28               8.15          710.43      $363.51
                                                                                                =========      =======
  Mid Cap Growth Subaccount**..........................         986.94              22.97        1,009.91      $522.22
                                                                                                =========      =======
  International Subaccount.............................       1,800.19             363.89        2,164.08      $331.89
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................       1,070.51             204.91        1,275.42      $183.08
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................         414.00              (7.74)         406.26      $198.17
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................         737.84            (101.93)         635.91      $243.93
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................         726.16             212.63          938.79      $201.99
                                                                                                =========      =======
  Equity 500 Index Subaccount..........................       5,839.31             459.55        6,298.86      $513.13
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       2,731.42             705.59        3,437.01      $455.43
                                                                                                =========      =======
  Growth Subaccount....................................       3,473.25             601.47        4,074.72      $525.16
                                                                                                =========      =======
  High Income Subaccount...............................       1,965.48             (76.43)       1,889.05      $216.88
                                                                                                =========      =======
  Overseas Subaccount..................................       3,236.77             229.24        3,466.01      $283.37
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................         699.64               5.67          705.31      $366.55
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................       2,226.65              66.90        2,293.55      $323.31
                                                                                                =========      =======
  Contrafund Subaccount................................       4,238.05             420.51        4,658.56      $356.04
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       1,453.18             353.71        1,806.89      $287.34
                                                                                                =========      =======
  Partners Subaccount..................................       2,419.53              71.84        2,491.37      $192.09
                                                                                                =========      =======
  Growth Subaccount....................................             --                 --              --           --
                                                                                                =========      =======
  Balanced Subaccount..................................             --                 --              --           --
                                                                                                =========      =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         101.97              10.86          112.83      $234.50
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         442.27              35.59          477.86      $225.87
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........         831.07              30.17          861.24      $147.09
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............          62.81              31.05           93.86      $205.66
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONS VL
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       4,623.49             671.27        5,294.76      $170.29
                                                                                                =========      =======
American Century Fund:
  American Century Subaccount..........................             --                 --              --           --
                                                                                                =========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................         387.45             747.51        1,134.96      $115.23
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................          18.94             248.68          267.62      $189.45
                                                                                                =========      =======

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       1,237.25              192.24       1,429.49      $469.52
                                                                                               ==========      =======
  Money Market Subaccount..............................       6,197.36           (3,796.93)      2,400.43      $262.85
                                                                                               ==========      =======
  Bond Subaccount......................................       1,447.22             (168.66)      1,278.56      $294.19
                                                                                               ==========      =======
  Managed Subaccount...................................         784.36              (82.08)        702.28      $393.56
                                                                                               ==========      =======
  Aggressive Growth Subaccount.........................         762.66              224.28         986.94      $546.90
                                                                                               ==========      =======
  International Subaccount.............................       1,484.77              315.42       1,800.19      $380.17
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................         725.16              345.35       1,070.51      $235.36
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................         279.75              134.25         414.00      $200.97
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................         175.29              562.55         737.84      $292.04
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................         727.97               (1.81)        726.16      $180.27
                                                                                               ==========      =======
  Equity 500 Index Subaccount**........................       5,190.85              648.46       5,839.31      $588.60
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       3,028.98             (297.56)      2,731.42      $482.32
                                                                                               ==========      =======
  Growth Subaccount....................................       2,608.38              864.87       3,473.25      $641.88
                                                                                               ==========      =======
  High Income Subaccount...............................       2,037.63              (72.15)      1,965.48      $247.31
                                                                                               ==========      =======
  Overseas Subaccount..................................       2,189.68            1,047.09       3,236.77      $361.81
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................         596.73              102.91         699.64      $384.68
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................       2,029.75              196.90       2,226.65      $300.03
                                                                                               ==========      =======
  Contrafund Subaccount................................       3,404.20              833.85       4,238.05      $408.38
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       1,288.91              164.27       1,453.18      $265.87
                                                                                               ==========      =======
  Partners Subaccount..................................       2,318.28              101.25       2,419.53      $198.98
                                                                                               ==========      =======
  Growth Subaccount....................................             --                  --             --           --
                                                                                               ==========      =======
  Balanced Subaccount..................................             --                  --             --           --
                                                                                               ==========      =======

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         109.53               (7.56)        101.97      $248.74
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............         424.66               17.61         442.27      $253.89
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........         693.04              138.03         831.07      $150.79
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............         101.59              (38.78)         62.81      $196.52
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       3,586.35            1,037.14       4,623.49      $243.17
                                                                                               ==========      =======
American Century Fund:
  American Century Subaccount..........................             --                  --             --           --
                                                                                               ==========      =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................             --              387.45         387.45      $167.54
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --               18.94          18.94      $198.73
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................          783.26             453.99       1,237.25      $430.72
                                                                                               ===========     =======
  Money Market Subaccount..............................        4,417.77           1,779.59       6,197.36      $249.25
                                                                                               ===========     =======
  Bond Subaccount......................................        1,276.11             171.11       1,447.22      $270.12
                                                                                               ===========     =======
  Managed Subaccount...................................          473.43             310.93         784.36      $364.01
                                                                                               ===========     =======
  Aggressive Growth Subaccount.........................          466.71             295.95         762.66      $397.88
                                                                                               ===========     =======
  International Subaccount.............................          698.06             786.71       1,484.77      $393.68
                                                                                               ===========     =======
  All Pro Large Cap Growth Subaccount..................           63.90             661.26         725.16      $292.28
                                                                                               ===========     =======
  All Pro Large Cap Value Subaccount...................          187.54              92.21         279.75      $198.77
                                                                                               ===========     =======
  All Pro Small Cap Growth Subaccount..................           69.19             106.10         175.29      $372.54
                                                                                               ===========     =======
  All Pro Small Cap Value Subaccount...................          257.34             470.63         727.97      $150.09
                                                                                               ===========     =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................        2,393.63             635.35       3,028.98      $447.75
                                                                                               ===========     =======
  Growth Subaccount....................................        1,703.62             904.76       2,608.38      $725.74
                                                                                               ===========     =======
  High Income Subaccount...............................        1,744.55             293.08       2,037.63      $321.07
                                                                                               ===========     =======
  Overseas Subaccount..................................        1,430.67             759.01       2,189.68      $450.18
                                                                                               ===========     =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................          377.08             219.65         596.73      $403.01
                                                                                               ===========     =======
  Index 500 Subaccount.................................        3,064.65           2,126.20       5,190.85      $652.53
                                                                                               ===========     =======
  Investment Grade Bond Subaccount.....................        1,387.16             642.59       2,029.75      $271.52
                                                                                               ===========     =======
  Contrafund Subaccount................................        2,427.94             976.26       3,404.20      $440.18
                                                                                               ===========     =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................        1,072.80             216.11       1,288.91      $250.59
                                                                                               ===========     =======
  Partners Subaccount..................................          165.11           2,153.17       2,318.28      $198.87
                                                                                               ===========     =======
  Growth Subaccount....................................          916.33            (916.33)            --           --
                                                                                               ===========     =======
  Balanced Subaccount..................................          343.56            (343.56)            --           --
                                                                                               ===========     =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................           67.22              42.31         109.53      $245.75
                                                                                               ===========     =======
  Van Eck Worldwide Hard Assets Subaccount.............          377.33              47.33         424.66      $229.36
                                                                                               ===========     =======
  Van Eck Worldwide Emerging Markets Subaccount........          454.13             238.91         693.04      $261.06
                                                                                               ===========     =======
  Van Eck Worldwide Real Estate Subaccount.............            4.29              97.30         101.59      $166.62
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                               SURVIVOR OPTIONSVL
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Alger American Fund:
  Alger American Small Capitalization Subaccount.......        2,552.61           1,033.74       3,586.35      $336.18
                                                                                               ===========     =======
American Century Fund:
  American Century Subaccount..........................          505.36            (505.36)            --           --
                                                                                               ===========     =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................              --                 --             --           --
                                                                                               ===========     =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................              --                 --             --           --
                                                                                               ===========     =======

]

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**....................       3,308.82             994.59        4,303.41      $255.57
                                                                                               ==========      =======
  Money Market Subaccount..............................      11,973.29           7,602.27       19,575.56      $149.76
                                                                                               ==========      =======
  Bond Subaccount......................................         534.60             734.46        1,269.06      $188.97
                                                                                               ==========      =======
  Balanced Subaccount**................................         441.00             364.73          805.73      $231.61
                                                                                               ==========      =======
  Mid Cap Growth Subaccount**..........................       1,594.54           1,316.23        2,910.77      $332.71
                                                                                               ==========      =======
  International Subaccount.............................       1,429.18           1,539.09        2,968.27      $192.86
                                                                                               ==========      =======
  All Pro Large Cap Growth Subaccount..................       5,828.18           4,738.40       10,566.58      $ 91.30
                                                                                               ==========      =======
  All Pro Large Cap Value Subaccount...................       3,810.85           8,780.13       12,590.98      $ 98.82
                                                                                               ==========      =======
  All Pro Small Cap Growth Subaccount..................       6,218.46           2,564.73        8,783.19      $121.64
                                                                                               ==========      =======
  All Pro Small Cap Value Subaccount...................       3,760.62           6,031.28        9,791.90      $100.73
                                                                                               ==========      =======
  Equity 500 Index Subaccount..........................      17,926.38           9,412.87       27,339.25      $274.05
                                                                                               ==========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       9,266.49           4,998.48       14,264.97      $255.02
                                                                                               ==========      =======
  Growth Subaccount....................................      14,989.79           9,481.23       24,471.02      $270.76
                                                                                               ==========      =======
  High Income Subaccount...............................       1,935.02             919.84        2,854.86      $108.09
                                                                                               ==========      =======
  Overseas Subaccount..................................      11,711.31           6,481.30       18,192.61      $129.46
                                                                                               ==========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       8,337.82             841.72        9,179.54      $184.98
                                                                                               ==========      =======
  Investment Grade Bond Subaccount.....................       3,730.56           2,001.78        5,732.34      $162.12
                                                                                               ==========      =======
  Contrafund Subaccount................................      19,611.48           6,507.35       26,118.83      $177.19
                                                                                               ==========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................       1,169.15           1,622.47        2,791.62      $145.61
                                                                                               ==========      =======
  Partners Subaccount..................................       1,637.53           1,633.69        3,271.22      $ 95.79
                                                                                               ==========      =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         127.79             233.57          361.36      $119.53
                                                                                               ==========      =======
  Van Eck Worldwide Hard Assets Subaccount.............       1,008.47              48.81        1,057.28      $103.37
                                                                                               ==========      =======
  Van Eck Worldwide Emerging Markets Subaccount........       8,992.06           2,974.38       11,966.44      $ 73.20
                                                                                               ==========      =======
  Van Eck Worldwide Real Estate Subaccount.............       1,518.34            (156.36)       1,361.98      $102.56
                                                                                               ==========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......      11,627.97           9,208.25       20,836.22      $ 84.75
                                                                                               ==========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................       1,696.07           7,932.42        9,628.49      $ 57.52
                                                                                               ==========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................         690.72           5,086.63        5,777.35      $ 94.56
                                                                                               ==========      =======

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................        1,670.22           1,638.60       3,308.82      $295.27
                                                                                               ===========     =======
  Money Market Subaccount..............................       10,838.23           1,135.06      11,973.29      $145.42
                                                                                               ===========     =======
  Bond Subaccount......................................          325.93             208.67         534.60      $177.07
                                                                                               ===========     =======
  Managed Subaccount...................................          105.51             335.49         441.00      $250.75
                                                                                               ===========     =======
  Aggressive Growth Subaccount.........................          274.32           1,320.22       1,594.54      $348.44
                                                                                               ===========     =======
  International Subaccount.............................          456.09             973.09       1,429.18      $220.92
                                                                                               ===========     =======
  All Pro Large Cap Growth Subaccount..................        2,399.75           3,428.43       5,828.18      $117.37
                                                                                               ===========     =======
  All Pro Large Cap Value Subaccount...................        1,496.99           2,313.86       3,810.85      $100.22
                                                                                               ===========     =======
  All Pro Small Cap Growth Subaccount..................        1,572.90           4,645.56       6,218.46      $145.63
                                                                                               ===========     =======
  All Pro Small Cap Value Subaccount...................        1,697.26           2,063.36       3,760.62      $ 89.89
                                                                                               ===========     =======
  Equity 500 Index Subaccount**........................        7,052.43          10,873.95      17,926.38      $314.36
                                                                                               ===========     =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................        4,391.66           4,874.83       9,266.49      $270.08
                                                                                               ===========     =======
  Growth Subaccount....................................        4,671.29          10,318.50      14,989.79      $330.94
                                                                                               ===========     =======
  High Income Subaccount...............................          979.93             955.09       1,935.02      $123.26
                                                                                               ===========     =======
  Overseas Subaccount..................................        4,097.91           7,613.40      11,711.31      $165.29
                                                                                               ===========     =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................        2,105.17           6,232.65       8,337.82      $194.13
                                                                                               ===========     =======
  Investment Grade Bond Subaccount.....................        1,387.39           2,343.17       3,730.56      $150.45
                                                                                               ===========     =======
  Contrafund Subaccount................................        7,750.33          11,861.15      19,611.48      $203.24
                                                                                               ===========     =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................        1,041.01             128.14       1,169.15      $134.73
                                                                                               ===========     =======
  Partners Subaccount..................................        1,521.09             116.44       1,637.53      $ 99.22
                                                                                               ===========     =======

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................           73.25              54.54         127.79      $126.79
                                                                                               ===========     =======
  Van Eck Worldwide Hard Assets Subaccount.............          681.43             327.04       1,008.47      $116.20
                                                                                               ===========     =======
  Van Eck Worldwide Emerging Markets Subaccount........        2,249.69           6,742.37       8,992.06      $ 75.04
                                                                                               ===========     =======
  Van Eck Worldwide Real Estate Subaccount.............          425.33           1,093.01       1,518.34      $ 98.00
                                                                                               ===========     =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......        3,200.32           8,427.65      11,627.97      $121.02
                                                                                               ===========     =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................              --           1,696.07       1,696.07      $ 83.71
                                                                                               ===========     =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................              --             690.72         690.72      $ 99.30
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................         --                1,670.22       1,670.22      $271.14
                                                                                               ===========     =======
  Money Market Subaccount..............................         --               10,838.23      10,838.23      $138.03
                                                                                               ===========     =======
  Bond Subaccount......................................         --                  325.93         325.93      $162.75
                                                                                               ===========     =======
  Managed Subaccount...................................         --                  105.51         105.51      $232.16
                                                                                               ===========     =======
  Aggressive Growth Subaccount.........................         --                  274.32         274.32      $253.74
                                                                                               ===========     =======
  International Subaccount.............................         --                  456.09         456.09      $229.00
                                                                                               ===========     =======
  All Pro Large Cap Growth Subaccount..................         --                2,399.75       2,399.75      $145.90
                                                                                               ===========     =======
  All Pro Large Cap Value Subaccount...................         --                1,496.99       1,496.99      $ 99.22
                                                                                               ===========     =======
  All Pro Small Cap Growth Subaccount..................         --                1,572.90       1,572.90      $185.96
                                                                                               ===========     =======
  All Pro Small Cap Value Subaccount...................         --                1,697.26       1,697.26      $ 74.92
                                                                                               ===========     =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................         --                4,391.66       4,391.66      $250.97
                                                                                               ===========     =======
  Growth Subaccount....................................         --                4,671.29       4,671.29      $374.55
                                                                                               ===========     =======
  High Income Subaccount...............................         --                  979.93         979.93      $160.18
                                                                                               ===========     =======
  Overseas Subaccount..................................         --                4,097.91       4,097.91      $205.87
                                                                                               ===========     =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................         --                2,105.17       2,105.17      $203.59
                                                                                               ===========     =======
  Index 500 Subaccount.................................         --                7,052.43       7,052.43      $348.85
                                                                                               ===========     =======
  Investment Grade Bond Subaccount.....................         --                1,387.39       1,387.39      $136.28
                                                                                               ===========     =======
  Contrafund Subaccount................................         --                7,750.33       7,750.33      $219.28
                                                                                               ===========     =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................         --                1,041.01       1,041.01      $127.12
                                                                                               ===========     =======
  Partners Subaccount..................................         --                1,521.09       1,521.09      $ 99.27
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                                 OPTIONS PREMIER
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         --                   73.25          73.25      $125.38
                                                                                               ===========     =======
  Van Eck Worldwide Hard Assets Subaccount.............         --                  681.43         681.43      $105.08
                                                                                               ===========     =======
  Van Eck Worldwide Emerging Markets Subaccount........         --                2,249.69       2,249.69      $130.05
                                                                                               ===========     =======
  Van Eck Worldwide Real Estate Subaccount.............         --                  425.33         425.33      $ 83.17
                                                                                               ===========     =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......         --                3,200.32       3,200.32      $167.47
                                                                                               ===========     =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................         --                      --             --           --
                                                                                               ===========     =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................         --                      --             --           --
                                                                                               ===========     =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                            SURVIVOR OPTIONS PREMIER
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**....................          55.39             29.13            84.52      $255.57
                                                                                                =========      =======
  Money Market Subaccount..............................       1,036.72            345.02         1,381.74      $149.76
                                                                                                =========      =======
  Bond Subaccount......................................          11.55            354.93           366.48      $188.97
                                                                                                =========      =======
  Balanced Subaccount**................................          15.28             90.29           105.57      $231.61
                                                                                                =========      =======
  Mid Cap Growth Subaccount**..........................          50.04             92.66           142.70      $332.71
                                                                                                =========      =======
  International Subaccount.............................          54.88             34.13            89.01      $192.86
                                                                                                =========      =======
  All Pro Large Cap Growth Subaccount..................         130.70            278.64           409.34      $ 91.30
                                                                                                =========      =======
  All Pro Large Cap Value Subaccount...................          52.43            249.90           302.33      $ 98.82
                                                                                                =========      =======
  All Pro Small Cap Growth Subaccount..................         150.11            323.67           473.78      $121.64
                                                                                                =========      =======
  All Pro Small Cap Value Subaccount...................          97.27            135.97           233.24      $100.73
                                                                                                =========      =======
  Equity 500 Index Subaccount..........................       1,346.88            955.81         2,302.69      $274.05
                                                                                                =========      =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................         552.73            269.37           822.10      $255.02
                                                                                                =========      =======
  Growth Subaccount....................................       3,038.45            631.99         3,670.44      $270.76
                                                                                                =========      =======
  High Income Subaccount...............................         154.55             63.98           218.53      $108.09
                                                                                                =========      =======
  Overseas Subaccount..................................         454.96            413.88           868.84      $129.46
                                                                                                =========      =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................          38.53            143.37           181.90      $184.98
                                                                                                =========      =======
  Investment Grade Bond Subaccount.....................          42.71            160.45           203.16      $162.12
                                                                                                =========      =======
  Contrafund Subaccount................................         594.66            511.83         1,106.49      $177.19
                                                                                                =========      =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................          11.92             40.90            52.82      $145.61
                                                                                                =========      =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................           8.53              8.49            17.02      $119.53
                                                                                                =========      =======
  Van Eck Worldwide Hard Assets Subaccount.............          47.90             41.57            89.47      $103.37
                                                                                                =========      =======
  Van Eck Worldwide Emerging Markets Subaccount........         132.58            206.97           339.55      $ 73.20
                                                                                                =========      =======
  Van Eck Worldwide Real Estate Subaccount.............          12.29             94.14           106.43      $102.56
                                                                                                =========      =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......       1,374.52            304.03         1,678.55      $ 84.75
                                                                                                =========      =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                            SURVIVOR OPTIONS PREMIER
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................       3,796.47            451.27         4,247.74      $ 57.52
                                                                                                =========      =======
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................             --            163.68           163.68      $ 94.56
                                                                                                =========      =======

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                            SURVIVOR OPTIONS PREMIER
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................         8.48               46.91           55.39       $295.27
                                                                                                ========       =======
  Money Market Subaccount..............................       306.46              730.26        1,036.72       $145.42
                                                                                                ========       =======
  Bond Subaccount......................................           --               11.55           11.55       $177.07
                                                                                                ========       =======
  Managed Subaccount...................................           --               15.28           15.28       $250.75
                                                                                                ========       =======
  Aggressive Growth Subaccount.........................           --               50.04           50.04       $348.44
                                                                                                ========       =======
  International Subaccount.............................           --               54.88           54.88       $220.92
                                                                                                ========       =======
  All Pro Large Cap Growth Subaccount..................        12.95              117.75          130.70       $117.37
                                                                                                ========       =======
  All Pro Large Cap Value Subaccount...................        28.56               23.87           52.43       $100.22
                                                                                                ========       =======
  All Pro Small Cap Growth Subaccount..................         8.13              141.98          150.11       $145.63
                                                                                                ========       =======
  All Pro Small Cap Value Subaccount...................        20.17               77.10           97.27       $ 89.89
                                                                                                ========       =======
  Equity 500 Index Subaccount**........................       547.58              799.30        1,346.88       $314.36
                                                                                                ========       =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................       153.97              398.76          552.73       $270.08
                                                                                                ========       =======
  Growth Subaccount....................................       204.10            2,834.35        3,038.45       $330.94
                                                                                                ========       =======
  High Income Subaccount...............................           --              154.55          154.55       $123.26
                                                                                                ========       =======
  Overseas Subaccount..................................         9.18              445.78          454.96       $165.29
                                                                                                ========       =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................           --               38.53           38.53       $194.13
                                                                                                ========       =======
  Investment Grade Bond Subaccount.....................           --               42.71           42.71       $150.45
                                                                                                ========       =======
  Contrafund Subaccount................................         7.35              587.31          594.66       $203.24
                                                                                                ========       =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................         7.43                4.49           11.92       $134.73
                                                                                                ========       =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................           --                8.53            8.53       $126.79
                                                                                                ========       =======
  Van Eck Worldwide Hard Assets Subaccount.............         8.99               38.91           47.90       $116.20
                                                                                                ========       =======
  Van Eck Worldwide Emerging Markets Subaccount........           --              132.58          132.58       $ 75.04
                                                                                                ========       =======
  Van Eck Worldwide Real Estate Subaccount.............        18.17               (5.88)          12.29       $ 98.00
                                                                                                ========       =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......           --            1,374.52        1,374.52       $121.02
                                                                                                ========       =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................           --            3,796.47        3,796.47       $ 83.71
                                                                                                ========       =======

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


------------------------------------------------------------------------------------------------------------------------
                                                                            SURVIVOR OPTIONS PREMIER
                                                                                      1999
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................         --                 8.48            8.48        $271.14
                                                                                                 ======        =======
  Money Market Subaccount..............................         --               306.46          306.46        $138.03
                                                                                                 ======        =======
  Bond Subaccount......................................         --                   --              --             --
                                                                                                 ======        =======
  Managed Subaccount...................................         --                   --              --             --
                                                                                                 ======        =======
  Aggressive Growth Subaccount.........................         --                   --              --             --
                                                                                                 ======        =======
  International Subaccount.............................         --                   --              --             --
                                                                                                 ======        =======
  All Pro Large Cap Growth Subaccount..................         --                12.95           12.95        $145.90
                                                                                                 ======        =======
  All Pro Large Cap Value Subaccount...................         --                28.56           28.56        $ 99.22
                                                                                                 ======        =======
  All Pro Small Cap Growth Subaccount..................         --                 8.13            8.13        $185.96
                                                                                                 ======        =======
  All Pro Small Cap Value Subaccount...................         --                20.17           20.17        $ 74.92
                                                                                                 ======        =======
Variable Insurance Products Fund:
  Equity-Income Subaccount.............................         --               153.97          153.97        $250.97
                                                                                                 ======        =======
  Growth Subaccount....................................         --               204.10          204.10        $374.55
                                                                                                 ======        =======
  High Income Subaccount...............................         --                   --              --             --
                                                                                                 ======        =======
  Overseas Subaccount..................................         --                 9.18            9.18        $205.87
                                                                                                 ======        =======
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................         --                   --              --             --
                                                                                                 ======        =======
  Index 500 Subaccount.................................         --               547.58          547.58        $348.85
                                                                                                 ======        =======
  Investment Grade Bond Subaccount.....................         --                   --              --             --
                                                                                                 ======        =======
  Contrafund Subaccount................................         --                 7.35            7.35        $219.28
                                                                                                 ======        =======
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount.....................         --                 7.43            7.43        $127.12
                                                                                                 ======        =======
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................         --                   --              --             --
                                                                                                 ======        =======
  Van Eck Worldwide Hard Assets Subaccount.............         --                 8.99            8.99        $105.08
                                                                                                 ======        =======
  Van Eck Worldwide Emerging Markets Subaccount........         --                   --              --             --
                                                                                                 ======        =======
  Van Eck Worldwide Real Estate Subaccount.............         --                18.17           18.17        $ 83.17
                                                                                                 ======        =======
Alger American Fund:
  Alger American Small Capitalization Subaccount.......         --                   --              --             --
                                                                                                 ======        =======
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................         --                   --              --             --
                                                                                                 ======        =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


--------------------------------------------------------------------------------

The financial highlights of each investment of the Separate Account at December 31, 2001 and for the year then ended is as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                       AT DECEMBER 31, 2001                        FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
                                                                              NET*
                                         UNIT FAIR VALUE      AVERAGE      INVESTMENT     EXPENSE RATIO**      TOTAL RETURN***
                              UNITS     LOWEST TO HIGHEST   NET ASSETS    INCOME RATIO   LOWEST TO HIGHEST    LOWEST TO HIGHEST
---------------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio..............  12,827.18   $255.57 to $406.39  $ 4,430,318       1.83%        0.65% to 0.76%      -13.53% to -13.44%
 Money Market Portfolio...  31,838.81   $149.76 to $270.70  $ 5,656,344       2.46%        0.65% to 0.78%          2.88% to 2.99%
 Bond Portfolio...........   6,269.09   $188.97 to $313.96  $ 1,465,207       4.94%        0.52% to 0.73%          6.62% to 6.72%
 Balanced Portfolio.......   3,543.50   $231.61 to $363.51  $ 1,173,873       3.25%        0.65% to 0.76%        -7.73% to -7.63%
 Mid Cap Growth
   Portfolio..............   9,159.21   $332.71 to $522.22  $ 3,830,110      13.11%        0.65% to 0.77%        -4.61% to -4.51%
 International
   Portfolio..............  12,079.51   $192.86 to $331.89  $ 3,500,182       3.33%        0.65% to 0.76%      -12.79% to -12.70%
 All Pro Large Cap Growth
   Portfolio..............  18,250.95   $ 91.30 to $183.08  $ 2,174,982      -0.72%        0.65% to 0.76%      -22.29% to -22.21%
 All Pro Large Cap Value
   Portfolio..............  16,454.77   $ 98.82 to $198.17  $ 1,454,310      -0.13%        0.65% to 0.76%        -1.49% to -1.39%
 All Pro Small Cap Growth
   Portfolio..............  13,061.24   $121.64 to $243.93  $ 1,959,654      -0.85%        0.66% to 0.76%      -16.56% to -16.47%
 All Pro Small Cap Value
   Portfolio..............  15,800.53   $100.73 to $201.99  $ 1,547,778      -0.36%        0.65% to 0.77%        11.94% to 12.05%
 Equity 500 Index
   Portfolio..............  60,401.30   $274.05 to $513.13  $23,099,228       0.46%        0.65% to 0.75%      -12.91% to -12.82%
Variable Insurance
 Products Fund:
 Equity-Income
   Portfolio..............  39,630.44   $255.02 to $455.43  $14,537,372       0.97%        0.65% to 0.75%        -5.67% to -5.57%
 Growth Portfolio.........  54,615.49   $270.76 to $525.16  $20,923,339      -0.64%        0.65% to 0.75%      -18.27% to -18.19%
 High Income Portfolio....   9,842.59   $108.09 to $216.88  $ 1,923,007      11.85%        0.65% to 0.77%      -12.39% to -12.31%
 Overseas Portfolio.......  35,626.99   $129.46 to $283.37  $ 7,233,128       4.43%        0.65% to 0.75%      -21.76% to -21.68%
Variable Insurance
 Products Fund II:
 Asset Manager
   Portfolio..............  16,190.56   $184.98 to $366.55  $ 4,187,069       3.37%        0.65% to 0.75%        -4.81% to -4.71%
 Investment Grade Bond
   Portfolio..............  11,696.49   $162.12 to $323.31  $ 2,328,540       4.11%        0.65% to 0.75%          7.65% to 7.76%
 Contrafund Portfolio.....  49,046.90   $177.19 to $356.04  $12,145,707       0.04%        0.65% to 0.75%      -12.90% to -12.81%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio..............   6,687.29   $145.61 to $287.34  $ 1,443,792       4.19%        0.66% to 0.78%          7.97% to 8.07%
 Partners Portfolio.......  13,689.70   $ 95.79 to $192.09  $ 2,254,840      -0.29%        0.65% to 0.75%        -3.56% to -3.46%
Van Eck Worldwide
 InsuranceTrust:
 Van Eck Worldwide Bond
   Portfolio..............   2,271.17   $119.53 to $234.50  $   493,214       3.65%        0.64% to 0.75%        -5.82% to -5.73%
 Van Eck Worldwide Hard
   Assets Portfolio.......   3,176.88   $103.37 to $225.87  $   631,138       0.43%        0.65% to 0.76%      -11.12% to -11.04%
 Van Eck Worldwide
   Emerging Markets
   Portfolio..............  21,333.13   $ 73.20 to $147.09  $ 2,103,493      -0.74%        0.65% to 0.77%        -2.55% to -2.45%
 Van Eck Worldwide Real
   Estate Portfolio.......   2,339.70   $102.56 to $205.66  $   288,305       1.99%        0.65% to 0.74%          4.55% to 4.65%
Alger American Fund:
 Alger American Small
   Capitalization
   Portfolio..............  41,558.42   $ 84.75 to $170.29  $ 4,997,767      -0.65%        0.66% to 0.76%      -30.04% to -29.97%
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth
   Fund II................  17,401.09   $ 57.52 to $115.23  $   913,945      -0.72%        0.65% to 0.77%      -31.29% to -31.22%
Strong Opportunity Fund
 II, Inc.:
 Strong Opportunity Fund
   II.....................   7,342.10    $94.56 to $189.45  $   420,040      -0.03%        0.60% to 0.76%        -4.77% to -4.67%

---------------
  * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

 ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded. Expense ratio calculations could vary from the range noted above because Average Net Assets are calculated using month end account values.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4.  RELATED PARTY TRANSACTIONS

PLACA makes certain deductions from premiums before amounts are allocated to each Subaccount selected by the policyholder. The deductions may include (1) state premium taxes, (2) sales charges and (3) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by PLACA. The charge is deducted at an annual rate of 0.65% -- 0.75% of the average daily net assets of the Separate Account. This charge may be increased on a prospective basis, but in no event will it be greater than 0.90% of the average daily net assets of the Separate Account.

The Separate Account is also charged monthly by PLACA for the cost of insurance protection. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. Additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and (4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets.

During any given policy year, the first twelve transfers by a policyholder of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge are assessed. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are recorded as administrative charges in the statements of changes in net assets.

                      [This Page Intentionally Left Blank]

                                PROVIDENTMUTUAL
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                      [This Page Intentionally Left Blank]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity Company of America

In our opinion, the accompanying statements of financial condition and the related statements of operations, of equity and of cash flows present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America (a wholly-owned stock life insurance subsidiary of Provident Mutual Life Insurance Company), at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
January 18, 2002

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF FINANCIAL CONDITION
                                 (IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 2001          2000
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at fair value (cost: 2001-$342,574;
      2000-$308,364)........................................  $  340,602    $  297,484
     Held to maturity, at amortized cost (fair value:
      2000-$30,979).........................................          --        30,977
  Equity securities, at fair value (cost: 2001-$176;
     2000-$181).............................................         348           377
  Mortgage loans............................................      61,013        60,208
  Real estate...............................................         656         1,549
  Policy loans..............................................      15,685        14,505
  Other invested assets.....................................       6,368         7,541
                                                              ----------    ----------
       Total investments....................................     424,672       412,641
                                                              ----------    ----------
Cash and cash equivalents...................................       2,579         4,033
Premiums due................................................         245           320
Investment income due and accrued...........................       6,450         6,876
Deferred policy acquisition costs...........................     149,500       139,063
Reinsurance recoverable.....................................       6,492         5,025
Separate account assets.....................................     963,281     1,104,089
Other assets................................................       7,146         2,753
                                                              ----------    ----------
       Total assets.........................................  $1,560,365    $1,674,800
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $  477,411    $  467,015
  Other policy obligations..................................       2,170         1,913
                                                              ----------    ----------
       Total policy liabilities.............................     479,581       468,928
                                                              ----------    ----------
Payable to parent...........................................          --           415
Federal income taxes payable:
  Current...................................................          --         1,310
  Deferred..................................................       7,817         2,065
Separate account liabilities................................     963,281     1,104,089
Other liabilities...........................................       3,384         5,700
                                                              ----------    ----------
       Total liabilities....................................   1,454,063     1,582,507
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 10
EQUITY
  Common stock, $10 par value; authorized 500,000 shares;
     issued and outstanding 250,000 shares..................       2,500         2,500
  Contributed capital in excess of par......................      49,165        49,165
  Retained earnings.........................................      55,854        44,126
  Accumulated other comprehensive income:
     Net unrealized (depreciation) appreciation on
      securities............................................      (1,217)       (3,498)
                                                              ----------    ----------
       Total equity.........................................     106,302        92,293
                                                              ----------    ----------
       Total liabilities and equity.........................  $1,560,365    $1,674,800
                                                              ==========    ==========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                               2001       2000       1999
                                                              -------    -------    -------
REVENUES
Policy and contract charges.................................  $30,623    $30,273    $29,386
Premiums....................................................   11,143     22,283     18,031
Net investment income.......................................   29,645     30,541     34,876
Other income................................................    1,214      1,459        578
Net realized losses on investments..........................   (3,572)    (1,457)    (1,887)
                                                              -------    -------    -------
  Total revenues............................................   69,053     83,099     80,984
                                                              -------    -------    -------
BENEFITS AND EXPENSES
Policy and contract benefits................................   11,111     13,551     11,369
Change in future policyholder benefits......................   20,940     29,556     32,132
Commissions and operating expenses..........................   20,931     30,239     22,736
Policyholder dividends......................................    1,294      1,161      1,090
                                                              -------    -------    -------
  Total benefits and expenses...............................   54,276     74,507     67,327
                                                              -------    -------    -------
     Income before income taxes.............................   14,777      8,592     13,657
Income tax expense:
  Current...................................................   (1,475)     1,135      2,645
  Deferred..................................................    4,524        637      2,052
                                                              -------    -------    -------
     Total income tax expense...............................    3,049      1,772      4,697
                                                              -------    -------    -------
       Net Income...........................................  $11,728    $ 6,820    $ 8,960
                                                              =======    =======    =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                                                                                     NET
                                                       CONTRIBUTED                UNREALIZED
                                     COMMON              CAPITAL                 APPRECIATION
                                     STOCK    COMMON    IN EXCESS    RETAINED   (DEPRECIATION)    TOTAL
                                     SHARES   STOCK      OF PAR      EARNINGS   ON SECURITIES     EQUITY
                                     ------   ------   -----------   --------   --------------   --------
Balance at January 1, 1999.........  2,500    $2,500     $44,165     $28,346       $ 2,255       $ 77,266
                                                                                                 --------
  Comprehensive income
     Net income....................     --       --           --       8,960            --          8,960
     Other comprehensive income,
       net of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities...............     --       --           --          --        (6,090)        (6,090)
                                                                                                 --------
  Total comprehensive income.......                                                                 2,870
                                     -----    ------     -------     -------       -------       --------
Balance at December 31, 1999.......  2,500    2,500       44,165      37,306        (3,835)        80,136
                                                                                                 --------
  Comprehensive income
     Net income....................     --       --           --       6,820            --          6,820
     Other comprehensive income,
       net of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities...............     --       --           --          --           337            337
                                                                                                 --------
  Total comprehensive income.......                                                                 7,157
  Capital contribution from
     parent........................                        5,000                                    5,000
                                     -----    ------     -------     -------       -------       --------
Balance at December 31, 2000.......  2,500    2,500       49,165      44,126        (3,498)        92,293
                                                                                                 --------
  Comprehensive income
     Net income....................     --       --           --      11,728            --         11,728
     Other comprehensive income,
       net of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities...............     --       --           --          --         2,281          2,281
                                                                                                 --------
  Total comprehensive income.......                                                                14,009
                                     -----    ------     -------     -------       -------       --------
Balance at December 31, 2001.......  2,500    $2,500     $49,165     $55,854       $(1,217)      $106,302
                                     =====    ======     =======     =======       =======       ========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                2001        2000        1999
                                                              ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  11,728   $   6,820   $   8,960
Adjustments to reconcile net income to net cash used in
  operating activities:
  Interest credited to variable universal life and
    investment products.....................................     20,106      23,279      24,461
  Amortization of deferred policy acquisition costs.........     15,335      24,379      16,426
  Capitalization of deferred policy acquisition costs.......    (30,436)    (34,336)    (31,369)
  Deferred Federal income taxes.............................      4,524         637       2,052
  Net realized losses on investments........................      3,572       1,457       1,887
  Change in reinsurance recoverable.........................     (1,467)     (1,510)       (461)
  Change in policy liabilities..............................    (20,592)    (21,492)    (30,280)
  Other, net................................................     (8,451)     (1,029)     (3,498)
                                                              ---------   ---------   ---------
    Net cash used in operating activities...................     (5,681)     (1,795)    (11,822)
                                                              ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................     36,518      27,576      27,312
  Equity securities.........................................          3         113         652
  Real estate...............................................        891         489          --
  Other invested assets.....................................      1,446         303         566
Proceeds from maturities of investments:
  Held to maturity securities...............................         --      14,653      13,801
  Available for sale securities.............................     43,448      35,151      58,546
  Mortgage loans............................................      4,020       6,369       8,631
Purchases of investments:
  Held to maturity securities...............................         --      (3,290)     (1,080)
  Available for sale securities.............................    (86,757)    (54,214)    (53,496)
  Equity securities.........................................         --          (5)         --
  Mortgage loans............................................     (4,930)     (9,125)     (8,825)
  Real estate...............................................         (3)         (6)        (65)
  Other invested assets.....................................       (368)     (2,233)     (2,507)
Contributions of separate account seed money................         --        (350)         --
Policy loans, net...........................................     (1,180)     (3,337)     (2,714)
                                                              ---------   ---------   ---------
    Net cash (used in) provided by investing activities.....     (6,912)     12,094      40,821
                                                              ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    174,795     204,658     212,196
Variable universal life and investment product
  withdrawals...............................................   (163,656)   (221,934)   (240,766)
Capital contribution from parent............................         --       5,000          --
                                                              ---------   ---------   ---------
    Net cash provided by (used in) financing activities.....     11,139     (12,276)    (28,570)
                                                              ---------   ---------   ---------
    Net change in cash and cash equivalents.................     (1,454)     (1,977)        429
Cash and cash equivalents, beginning of year................      4,033       6,010       5,581
                                                              ---------   ---------   ---------
Cash and cash equivalents, end of year......................  $   2,579   $   4,033   $   6,010
                                                              =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes..................  $   2,625   $   2,500   $   6,246
                                                              =========   =========   =========
Foreclosure of mortgage loans...............................  $      --   $     653   $   1,245
                                                              =========   =========   =========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

The Company sells life and annuity products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 72% of the Company's sales for the year ended December 31, 2001. No single producer accounted for more than 5% of the Company's sales for the year ended December 31, 2001. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states.

PROPOSED MERGER

On August 7, 2001, Provident Mutual and Nationwide Financial Services, Inc. (Nationwide Financial) executed a definitive agreement and plan of merger whereby, Nationwide Financial agreed to acquire Provident Mutual for $1.555 billion, subject to certain adjustments. In this transaction, Provident Mutual will convert to a stock insurance company and merge with a newly formed subsidiary of Nationwide Financial. Provident Mutual will be the surviving company in the merger and will operate as a wholly-owned subsidiary of Nationwide Financial. On December 14, 2001, Provident Mutual's Board of Directors adopted a plan of conversion and filed it with the Pennsylvania Insurance Department. The Plan of Conversion must be approved by the Pennsylvania Insurance Department and, subsequently, by the eligible members of Provident Mutual.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred income taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

Amounts disclosed in the footnotes are denoted in thousands of dollars.

Statutory net (loss) income was $(4,212), $603 and $886 for the years ended December 31, 2001, 2000 and 1999, respectively. Statutory surplus was $39,180 and $43,372 as of December 31, 2001 and 2000, respectively.

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost. As part of the Company's adoption of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" on January 1, 2001, the Company reclassified its "held to maturity" portfolio as "available for sale".

Equity securities (common stocks) are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security. Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $845 and $740 at December 31, 2001 and 2000, respectively.

Policy loans are reported at unpaid principal balances.

Foreclosed real estate is carried at the lower of cost or fair value, less encumbrances.

Other invested assets consist of limited partnerships and the Company's separate account seed money. The limited partnerships are carried on the cost method, as the Company's investment is of a passive nature. The separate account seed money is carried at fair value.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the financial statements other than reclassification of securities from "held to maturity" to "available for sale".

Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for determining measurement and recognition of a liability or an asset for insurance-related assessments. The adoption of SOP 97-3 did not have a material effect on the financial statements of the Company.

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, "Business Combinations" (SFAS 141) and Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" (SFAS 142).

SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method will be prohibited.

SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets", and will carry forward provisions in APB Opinion No. 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations will cease upon adoption of this statement, which will be January 1, 2002 for the Company. The Company will also be required to evaluate its existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses would be recognized in the first interim period in the year of adoption and would be recognized as the effect of a change in accounting principle.

The Company has reviewed the provisions of SFAS 141 and SFAS 142 and has determined that their impact on the financial statements will not be material.

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS 144). SFAS 144 is effective for fiscal years beginning after December 31, 2001. The Company has reviewed the provisions of SFAS 144 and has determined that its impact on the financial statements will not be material.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Traditional Life Insurance Products

Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

  Variable Life and Investment-Type Products

Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

PREMIUMS, CHARGES AND BENEFITS

  Traditional Life Insurance

Premiums for individual life policies are recognized when due.

Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

  Variable Life and Investment-Type Products

Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to account balances and benefit payments made in excess of policy account balances. Investment performance for variable life insurance policies and variable annuity contracts is credited to the account balance based on the investment performance of separate accounts chosen by the policyholder/contractowner. For other policies, the account balances were credited interest at rates that ranged from 3.0% to 7.7% in 2001.

  Deferred Policy Acquisition Costs

The costs that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 9.3%. The Company's most recent and prospective five-year average growth rates are 6.7% and 11.9%, respectively.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

POLICYHOLDER DIVIDENDS

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations. Participating life insurance in force was 76% and 80% of face value of total life insurance in force at December 31, 2001 and 2000, respectively.

REINSURANCE

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractowners and variable life insurance policyholders.

The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

FEDERAL INCOME TAXES

Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying financial statements and those in the Company's income tax returns.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 2001 and 2000:

                                       DECEMBER 31, 2001           DECEMBER 31, 2000
                                    ------------------------    ------------------------
                                       FAIR        CARRYING        FAIR        CARRYING
                                      VALUE         VALUE         VALUE         VALUE
                                    ----------    ----------    ----------    ----------
ASSETS
Fixed maturities:
  Available for sale..............    $340,602      $340,602      $297,484      $297,484
  Held to maturity................          --            --       $30,979       $30,977
Equity securities.................        $348          $348          $377          $377
Mortgage loans....................     $63,687       $61,013       $62,074       $60,208
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without
  life contingencies..............      $7,715        $7,368        $7,528        $7,556
Individual annuities..............  $1,164,643    $1,187,396    $1,296,374    $1,327,701

The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

Bonds and common stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 2001 and 2000 are as follows:

                                                                  DECEMBER 31, 2001
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  5,766       $  601            --      $  6,367
Obligations of states and political
  subdivisions..................................       969           40            --         1,009
Corporate securities............................   320,770        7,179       $10,292       317,657
Mortgage-backed securities......................    15,069          526            26        15,569
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   342,574        8,346        10,318       340,602
Equity securities...............................       176          202            30           348
                                                  --------       ------       -------      --------
  Total.........................................  $342,750       $8,548       $10,348      $340,950
                                                  ========       ======       =======      ========

                                                                  DECEMBER 31, 2000
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  1,696       $   65       $     1      $  1,760
Obligations of states and political
  subdivisions..................................     1,197           32             7         1,222
Corporate securities............................   286,694        2,580        13,695       275,579
Mortgage-backed securities......................    18,777          316           170        18,923
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   308,364        2,993        13,873       297,484
Equity securities...............................       181          234            38           377
                                                  --------       ------       -------      --------
  Total.........................................  $308,545       $3,227       $13,911      $297,861
                                                  ========       ======       =======      ========

                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                     COST         GAINS         LOSSES        VALUE
----------------                                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,136        $463            --        $ 4,599
Corporate securities.............................    25,687         326          $840         25,173
Mortgage-backed securities.......................     1,154          53            --          1,207
                                                    -------        ----          ----        -------
  Total..........................................   $30,977        $842          $840        $30,979
                                                    =======        ====          ====        =======

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001, by contractual maturity, are as follows:

                                                              AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                              COST       FAIR VALUE
------------------                                            ---------    ----------
Due in one year or less.....................................  $ 39,375      $ 39,441
Due after one year through five years.......................   151,185       152,349
Due after five years through ten years......................    90,105        89,018
Due after ten years.........................................    61,909        59,794
                                                              --------      --------
  Total.....................................................  $342,574      $340,602
                                                              ========      ========

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized (losses) gains on investments for the years ended December 31, 2001, 2000 and 1999 are summarized as follows:

                                                         2001       2000       1999
                                                        -------    -------    -------
Fixed maturities......................................  $(3,565)   $(1,099)   $(1,506)
Equity securities.....................................       (2)        57       (393)
Real estate...........................................       (5)      (415)        --
Other invested assets.................................       --         --         12
                                                        -------    -------    -------
                                                        $(3,572)   $(1,457)   $(1,887)
                                                        =======    =======    =======

Other-than-temporary declines of fair value on fixed maturities were $3,965, $300 and $1,468 for the years ended December 31, 2001, 2000 and 1999, respectively. Gross gains of $1,066, $197 and $398 were realized on sales of fixed maturities in 2001, 2000 and 1999, respectively.

Net unrealized (depreciation) appreciation on available for sale securities as of December 31, 2001 and 2000 is summarized as follows:

                                                               2001        2000
                                                              -------    --------
Net unrealized (depreciation) appreciation:
     Fixed maturities.......................................  $(1,972)   $(10,880)
     Equities...............................................      172         196
     Separate account seed money............................     (713)         --
                                                              -------    --------
                                                               (2,513)    (10,684)
Adjustments:
     Amortization of deferred policy acquisition costs......      640       5,304
     Deferred Federal income taxes..........................      656       1,882
                                                              -------    --------
Net unrealized (depreciation) appreciation..................  $(1,217)   $ (3,498)
                                                              =======    ========

Net investment income, by type of investment, is as follows for the years ending December 31, 2001, 2000 and 1999:

                                                         2001       2000       1999
                                                        -------    -------    -------
Gross investment income:
Fixed maturities:
  Available for sale..................................  $24,229    $22,586    $25,413
  Held to maturity....................................       --      2,880      4,126
Equity securities.....................................        1          7          2
Mortgage loans........................................    4,964      4,842      5,099
Real estate...........................................       97        300        183
Policy loans..........................................      765        606        427
Cash and cash equivalents.............................      427        455        255
Other, net............................................      459        216        119
                                                        -------    -------    -------
                                                         30,942     31,892     35,624
Less investment expenses..............................   (1,297)    (1,351)      (748)
                                                        -------    -------    -------
Net investment income.................................  $29,645    $30,541    $34,876
                                                        =======    =======    =======

4.  MORTGAGE LOANS

The carrying value of impaired loans at December 31, 2001 was $245, which was net of reserves of $164. There were no impaired loans at December 31, 2000.

A reconciliation of the reserve balance, including general reserves, for mortgage loans for 2001 and 2000 is as follows:

                                                              2001    2000
                                                              ----    ----
Balance at January 1........................................  $740    $740
Provision, net of recoveries................................   105      --
                                                              ----    ----
Balance at December 31......................................  $845    $740
                                                              ====    ====

The average recorded investment in impaired loans was $123 and $0 during 2001 and 2000, respectively. Interest income recognized on impaired loans during 2001, 2000 and 1999 was $41, $0 and $124, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

Real estate totaled $656 and $1,549 as of December 31, 2001 and 2000, respectively. There was no depreciation expense for the years ended December 31, 2001, 2000 and 1999. No writedowns to fair value were required in 2001 or 1999, while fair value writedowns were $411 in 2000.

6.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for 2001, 2000 and 1999 is as follows:

                                                       2001        2000        1999
                                                     --------    --------    --------
Balance at January 1,..............................  $139,063    $133,347    $104,913
Expenses deferred..................................    30,436      34,336      31,369
Amortization of DAC................................   (15,335)    (24,379)    (16,426)
Effect on DAC from unrealized (gains) losses.......    (4,664)     (4,241)     13,491
                                                     --------    --------    --------
Balance at December 31,............................  $149,500    $139,063    $133,347
                                                     ========    ========    ========

7.  FEDERAL INCOME TAXES

The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual.

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows:

                                                           YEAR ENDED DECEMBER 31,
                                                         ----------------------------
                                                          2001       2000       1999
                                                         -------    -------    ------
Federal income tax at statutory rate...................  $ 5,172    $ 3,007    $4,780
  Current year equity tax..............................      287        528       817
  True down of prior years' equity tax.................     (585)      (664)     (900)
  Dividend received deduction..........................   (1,735)    (1,099)       --
  Other................................................      (90)        --        --
                                                         -------    -------    ------
Provision for Federal income tax from operations.......  $ 3,049    $ 1,772    $4,697
                                                         =======    =======    ======

Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 2001 and 2000:

                                                               2001       2000
                                                              -------    -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $44,006    $39,254
                                                              -------    -------
DEFERRED TAX ASSET
Reserves....................................................   31,810     33,466
Invested assets.............................................    3,277      1,484
Policyholder dividends......................................      239        218
Net unrealized loss on available for sale securities........      655      1,883
Other.......................................................      208        138
                                                              -------    -------
  Total deferred tax asset..................................   36,189     37,189
                                                              -------    -------
Net deferred tax liability..................................  $ 7,817    $ 2,065
                                                              =======    =======

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions that would subject the Account to current taxation.

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

8.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                            CEDED TO      ASSUMED
                                               GROSS         OTHER       FROM OTHER       NET
                                               AMOUNT      COMPANIES     COMPANIES       AMOUNT
                                             ----------    ----------    ----------    ----------
DECEMBER 31, 2001:
Life insurance in force....................  $4,659,781    $3,611,320     $12,581      $1,061,042
                                             ==========    ==========     =======      ==========
Premiums...................................  $   14,596    $    3,502     $    49      $   11,143
                                             ==========    ==========     =======      ==========
Future policyholder benefits...............  $  477,411    $    6,492     $ 1,307      $  472,226
                                             ==========    ==========     =======      ==========
DECEMBER 31, 2000:
Life insurance in force....................  $4,019,597    $3,106,563     $18,600      $  931,634
                                             ==========    ==========     =======      ==========
Premiums...................................  $   23,230    $    1,027     $    80      $   22,283
                                             ==========    ==========     =======      ==========
Future policyholder benefits...............  $  467,015    $    5,025     $ 1,549      $  463,539
                                             ==========    ==========     =======      ==========
DECEMBER 31, 1999:
Life insurance in force....................  $3,304,015    $2,454,842     $25,319      $  874,492
                                             ==========    ==========     =======      ==========
Premiums...................................  $   18,580    $      639     $    90      $   18,031
                                             ==========    ==========     =======      ==========
Future policyholder benefits...............  $  482,673    $    3,515     $ 1,968      $  481,126
                                             ==========    ==========     =======      ==========

A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered SPDA's issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at December 31, 2001 and 2000. Deposits ceded during 2001 and 2000 were $848 and $2,314, respectively.

Approximately $1,969,853 and $1,943,283 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at December 31, 2001 and 2000, respectively. Premiums and deposits ceded were $1,715 and $1,532 during 2001 and 2000, respectively. Reinsurance recoverables at December 31, 2001 and 2000 were $110 and $113, respectively.

9.  RELATED PARTY TRANSACTIONS

Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $17,602, $16,848 and $15,941 for 2001, 2000 and 1999, respectively.

The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at December 31, 2001 and 2000 approximated $62,031 and $67,028, respectively.

10.  COMMITMENTS AND CONTINGENCIES

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

At December 31, 2001, the Company had outstanding limited partnership commitments of approximately $920. The Company had no mortgage loan commitments as of December 31, 2001.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at December 31, 2001 or 2000.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 2001 and 2000, approximately $22,373 and $31,305, respectively, in debt security investments (6.6% and 12.7%, respectively, of the total debt security portfolio) are considered "below investment grade." Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

Debt security investments with a carrying value at December 31, 2001 of $3,012 were non-income producing for the year ended December 31, 2001. Foregone interest related to non-income producing debt security investments totaled $486, $177 and $77 for the years ended December 31, 2001, 2000 and 1999, respectively.

The Company had debt security investments that did not exceed 8% of total assets in any industry at both December 31, 2001 and 2000.

  Mortgage Loans

The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

At December 31, 2001, there was one delinquent mortgage loan (i.e., a loan where payments on principal and/or interest are over 90 days past due) in the amount of $245. There was one delinquent mortgage loan in the amount of $396 as of December 31, 2000. Foregone interest related to loans in default totaled $2, $21 and $124 for the years ended December 31, 2001, 2000 and 1999, respectively.

The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LITIGATION AND UNASSERTED CLAIMS

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the financial statements.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

11.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows:

                                                       BEFORE         TAX         NET OF
                                                        TAX        (EXPENSE)       TAX
                                                       AMOUNT       BENEFIT       AMOUNT
                                                     ----------    ---------    ----------
YEAR ENDED DECEMBER 31, 2001
  Unrealized (depreciation) appreciation on
     securities....................................   $    (64)     $    23      $   (41)
  Less: reclassification adjustment for losses
     realized in net income........................      3,572       (1,250)       2,322
                                                      --------      -------      -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $  3,508      $(1,227)     $ 2,281
                                                      ========      =======      =======
YEAR ENDED DECEMBER 31, 2000
  Unrealized (depreciation) appreciation on
     securities....................................   $   (938)     $   328      $  (610)
  Less: reclassification adjustment for losses
     realized in net income........................      1,457         (510)         947
                                                      --------      -------      -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $    519      $  (182)     $   337
                                                      ========      =======      =======
YEAR ENDED DECEMBER 31, 1999:
  Unrealized appreciation (depreciation) on
     securities....................................   $(11,256)     $ 3,939      $(7,317)
  Less: reclassification adjustment for losses
     realized in net income........................      1,887         (660)       1,227
                                                      --------      -------      -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $ (9,369)     $ 3,279      $(6,090)
                                                      ========      =======      =======

APPENDIX A -- ILLUSTRATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following illustrations have been prepared to help show how certain values under the Policy change with different rates of investment performance over an extended period of time. THE HYPOTHETICAL INVESTMENT RETURNS ARE PROVIDED ONLY TO ILLUSTRATE THE MECHANICS OF A HYPOTHETICAL POLICY AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return. The actual return on your policy account value will depend on factors such as the amounts you allocate to particular portfolios, the amounts deducted for the Policy's monthly charges, the portfolios' expense ratios, and your policy loan and partial withdrawal history.

The following illustrations show how certain values under a sample Policy would change with different rates of fictional investment performance over an extended period of time. In particular, the illustrations show how the death benefit, policy account value, and net cash surrender value under a Policy covering a male insured of age 55 and female insured of age 50 on the policy date in the preferred premium class with a face amount of $1,000,000 and a planned periodic premium of $10,000 paid at the beginning of each policy year, would change over time if the planned premiums were paid and the return on the assets in the Subaccounts were a uniform gross annual rate (before any expenses) of 0%, 6% or 12%. The tables also show how the Policy would operate if premiums accumulated at 5% interest. The tables illustrate policy account values that would result based on assumptions that you pay the premiums indicated, and you do not make any partial withdrawals or take any policy loans. The death benefits, policy account values, and net cash surrender values would be lower if the insured was in a nonsmoker or smoker class or a class with extra ratings since the cost of insurance charges would increase. The values under the Policy will be different from those shown even if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown.

The columns shown under the heading "Guaranteed" assume that throughout the life of the policy, the monthly charge for cost of insurance is based on the maximum level permitted under the Policy, a premium expense charge of 8%, maximum monthly administrative fee of $42, an initial administrative charge of $127.50, and a daily charge for mortality and expense risks equivalent to an annual rate of 0.90%, with the additional Subaccount credit of 0.03% per month after the Policy is in force for 15 years or the sum of the values in the Subaccount and Guaranteed Account equal or exceed $500,000. The guaranteed premium expense charge assumes a 2% premium tax charge. However, certain states may impose higher premium taxes. For those Policies, the death benefit, policy account value, and net cash surrender value would be lower since the guaranteed premium expense charge would be higher. The columns under the heading "Current" assume that throughout the life of the policy, the monthly charge for cost of insurance is based on the current cost of insurance rate, a premium expense charge of 8% for the first 15 policy years, 3.5% thereafter, current monthly administrative fee of $17.50, an initial administrative charge of $127.50, and a daily charge for mortality and expense risks equivalent to an annual rate of 0.75%, with the additional Subaccount credit of 0.03% per month after the Policy is in force for 15 years or the sum of the values in the Subaccount and Guaranteed Account equal or exceed $500,000. The illustrations assume no charges for Federal or state taxes or charges for supplemental benefits.


The amounts shown in all tables reflect an averaging of certain other asset charges described below that may be assessed under the Policy, depending upon how premiums are allocated. The total of the asset charges reflected in the Current and Guaranteed illustrations, including the mortality and expense risk charge listed above, is 1.63% and 1.78%, respectively. This total charge is based on an assumption that an owner allocates the Policy values equally among each Subaccount of the Separate Account.



The illustrations assume that the assets in the portfolios are subject to an annual expense ratio of 0.88% of the average daily net assets. This annual expense ratio is based on the average of the expense ratios of each of the portfolios for the last fiscal year and takes into account current expense reimbursement arrangements. Values illustrated would be lower if expense reimbursement arrangements were not reflected. For information on portfolio expenses, consult the Annual Portfolio Operating Expenses table in the Summary of this prospectus, and the respective expense and fee tables set forth in the portfolios' prospectuses.


After deducting portfolio expenses and mortality and expense risk charges, the illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of (1.78)%, 4.11%, and 10.01%, respectively, assuming guaranteed charges, and net annual rates of (1.63)%, 4.27%, and 10.17%, respectively, assuming current charges.


Upon request, we will provide illustrations of future benefits under the Policy based upon the proposed insured's age and premium class, the death benefit option, face amount, planned periodic premiums, and riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one policy illustration during a policy year.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
        FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION A       ANNUAL PREMIUM      $10,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%


                        GUARANTEED* (NET RATE OF -1.78%)    CURRENT** (NET RATE OF -1.63%)
          PREMIUMS     ----------------------------------   -------------------------------
END OF   ACCUMULATED    POLICY     NET CASH                 POLICY    NET CASH
POLICY   AT 6% INT.    ACCOUNT    SURRENDER      DEATH      ACCOUNT   SURRENDER     DEATH
 YEAR     PER YEAR      VALUE       VALUE       BENEFIT      VALUE      VALUE      BENEFIT
------   -----------   --------   ----------   ----------   -------   ---------   ---------
1...        10,600       6,990           0     1,000,000      7,296          0    1,000,000
2...        21,836      15,296       4,296     1,000,000     15,921      4,921    1,000,000
3...        33,746      23,363      10,479     1,000,000     24,310     11,426    1,000,000
4...        46,371      31,174      18,290     1,000,000     32,449     19,565    1,000,000
5...        59,753      38,711      25,827     1,000,000     40,325     27,441    1,000,000
6...        73,938      45,950      33,066     1,000,000     47,906     35,022    1,000,000
7...        88,975      52,865      39,981     1,000,000     55,172     42,288    1,000,000
8...       104,913      59,425      46,541     1,000,000     62,084     49,200    1,000,000
9...       121,808      65,597      52,713     1,000,000     68,781     55,897    1,000,000
10..       139,716      71,340      58,456     1,000,000     75,303     62,419    1,000,000
11..       158,699      76,599      63,715     1,000,000     81,618     68,734    1,000,000
12..       178,821      81,313      71,006     1,000,000     87,712     77,405    1,000,000
13..       200,151      85,400      77,670     1,000,000     93,582     85,852    1,000,000
14..       222,760      88,755      83,601     1,000,000     99,161     94,008    1,000,000
15..       246,725      91,254      88,677     1,000,000    104,323    101,747    1,000,000
16..       272,129      93,107      93,107     1,000,000    110,028    110,028    1,000,000
17..       299,057      93,755      93,755     1,000,000    115,561    115,561    1,000,000
18..       327,600      93,128      93,128     1,000,000    120,890    120,890    1,000,000
19..       357,856      90,978      90,978     1,000,000    125,863    125,863    1,000,000
20..       389,927      87,069      87,069     1,000,000    130,478    130,478    1,000,000
25..       581,564      28,017      28,017     1,000,000    142,029    142,029    1,000,000
30..       838,017           0           0             0    113,407    113,407    1,000,000


---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy account value and net cash surrender value for a policy would also be different from those shown, depending on the investment allocation made to the Subaccounts and the different rates of return of the Subaccounts if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for particular Subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
        FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION B       ANNUAL PREMIUM      $10,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 0%


                        GUARANTEED* (NET RATE OF -1.78%)    CURRENT** (NET RATE OF -1.63%)
          PREMIUMS     ----------------------------------   -------------------------------
END OF   ACCUMULATED    POLICY     NET CASH                 POLICY    NET CASH
POLICY   AT 6% INT.    ACCOUNT    SURRENDER      DEATH      ACCOUNT   SURRENDER     DEATH
 YEAR     PER YEAR      VALUE       VALUE       BENEFIT      VALUE      VALUE      BENEFIT
------   -----------   --------   ----------   ----------   -------   ---------   ---------
1...        10,600       6,989           0     1,006,989      7,296          0    1,007,296
2...        21,836      15,294       4,294     1,015,294     15,920      4,920    1,015,920
3...        33,746      23,356      10,472     1,023,356     24,304     11,420    1,024,304
4...        46,371      31,158      18,274     1,031,158     32,432     19,548    1,032,432
5...        59,753      38,676      25,792     1,038,676     40,290     27,406    1,040,290
6...        73,938      45,886      33,002     1,045,886     47,841     34,957    1,047,841
7...        88,975      52,756      39,872     1,052,756     55,060     42,176    1,055,060
8...       104,913      59,251      46,367     1,059,251     61,904     49,020    1,061,904
9...       121,808      65,332      52,448     1,065,332     68,518     55,634    1,068,518
10..       139,716      70,951      58,067     1,070,951     74,945     62,061    1,074,945
11..       158,699      76,045      63,161     1,076,045     81,148     68,264    1,081,148
12..       178,821      80,545      70,237     1,080,545     87,111     76,804    1,087,111
13..       200,151      84,355      76,625     1,084,355     92,828     85,098    1,092,828
14..       222,760      87,358      82,205     1,087,358     98,224     93,070    1,098,224
15..       246,725      89,415      86,839     1,089,415    103,156    100,579    1,103,156
16..       272,129      90,712      90,712     1,090,712    108,587    108,587    1,108,587
17..       299,057      90,676      90,676     1,090,676    113,820    113,820    1,113,820
18..       327,600      89,234      89,234     1,089,234    118,817    118,817    1,118,817
19..       357,856      86,131      86,131     1,086,131    123,404    123,404    1,123,404
20..       389,927      81,130      81,130     1,081,130    127,574    127,574    1,127,574
25..       581,564      15,874      15,874     1,015,874    134,962    134,962    1,134,962
30..       838,017           0           0             0     96,535     96,535    1,096,535


---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy account value and net cash surrender value for a policy would also be different from those shown, depending on the investment allocation made to the Subaccounts and the different rates of return of the Subaccounts if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for particular Subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
        FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION A       ANNUAL PREMIUM      $10,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%


                       GUARANTEED* (NET RATE OF 4.11%)    CURRENT** (NET RATE OF 4.27%)
          PREMIUMS     -------------------------------   -------------------------------
END OF   ACCUMULATED   POLICY    NET CASH                POLICY    NET CASH
POLICY   AT 6% INT.    ACCOUNT   SURRENDER     DEATH     ACCOUNT   SURRENDER     DEATH
 YEAR     PER YEAR      VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT
------   -----------   -------   ---------   ---------   -------   ---------   ---------
   1        10,600       7,466          0    1,000,000     7,783          0    1,000,000
   2        21,836      16,727      5,727    1,000,000    17,393      6,393    1,000,000
   3        33,746      26,274     13,390    1,000,000    27,315     14,431    1,000,000
   4        46,371      36,100     23,216    1,000,000    37,545     24,661    1,000,000
   5        59,753      46,191     33,307    1,000,000    48,079     35,195    1,000,000
   6        73,938      56,531     43,647    1,000,000    58,894     46,010    1,000,000
   7        88,975      67,100     54,216    1,000,000    69,979     57,095    1,000,000
   8       104,913      77,873     64,989    1,000,000    81,302     68,418    1,000,000
   9       121,808      88,820     75,936    1,000,000    93,011     80,127    1,000,000
  10       139,716      99,903     87,019    1,000,000   105,161     92,277    1,000,000
  11       158,699     111,073     98,189    1,000,000   117,739    104,855    1,000,000
  12       178,821     122,271    111,964    1,000,000   130,748    120,440    1,000,000
  13       200,151     133,414    125,684    1,000,000   144,202    136,471    1,000,000
  14       222,760     144,400    139,247    1,000,000   158,056    152,902    1,000,000
  15       246,725     155,104    152,527    1,000,000   172,207    169,630    1,000,000
  16       272,129     165,992    165,992    1,000,000   187,927    187,927    1,000,000
  17       299,057     176,315    176,315    1,000,000   204,315    204,315    1,000,000
  18       327,600     185,997    185,997    1,000,000   221,374    221,374    1,000,000
  19       357,856     194,798    194,798    1,000,000   239,002    239,002    1,000,000
  20       389,927     202,487    202,487    1,000,000   257,233    257,233    1,000,000
  25       581,564     211,583    211,583    1,000,000   353,586    353,586    1,000,000
  30       838,017     107,168    107,168    1,000,000   447,345    447,345    1,000,000


---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy account value and net cash surrender value for a policy would also be different from those shown, depending on the investment allocation made to the Subaccounts and the different rates of return of the Subaccounts if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for particular Subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
        FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION B       ANNUAL PREMIUM      $10,000

              ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 6%


                       GUARANTEED* (NET RATE OF 4.11%)    CURRENT** (NET RATE OF 4.27%)
          PREMIUMS     -------------------------------   -------------------------------
END OF   ACCUMULATED   POLICY    NET CASH                POLICY    NET CASH
POLICY   AT 6% INT.    ACCOUNT   SURRENDER     DEATH     ACCOUNT   SURRENDER     DEATH
 YEAR     PER YEAR      VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT
------   -----------   -------   ---------   ---------   -------   ---------   ---------
   1        10,600       7,466          0    1,007,466     7,782          0    1,007,782
   2        21,836      16,724      5,724    1,016,724    17,391      6,391    1,017,391
   3        33,746      26,267     13,383    1,026,267    27,307     14,423    1,027,307
   4        46,371      36,080     23,196    1,036,080    37,525     24,641    1,037,525
   5        59,753      46,149     33,265    1,046,149    48,036     35,152    1,048,036
   6        73,938      56,450     43,566    1,056,450    58,811     45,927    1,058,811
   7        88,975      66,958     54,074    1,066,958    69,832     56,948    1,069,832
   8       104,913      77,637     64,753    1,077,637    81,059     68,175    1,081,059
   9       121,808      88,447     75,563    1,088,447    92,641     79,757    1,092,641
  10       139,716      99,336     86,452    1,099,336   104,637     91,753    1,104,637
  11       158,699     110,236     97,352    1,110,236   117,023    104,139    1,117,023
  12       178,821     121,063    110,756    1,121,063   129,795    119,487    1,129,795
  13       200,151     131,707    123,977    1,131,707   142,958    135,228    1,142,958
  14       222,760     142,026    136,872    1,142,026   156,449    151,296    1,156,449
  15       246,725     151,848    149,271    1,151,848   170,128    167,551    1,170,128
  16       272,129     161,568    161,568    1,161,568   185,262    185,262    1,185,262
  17       299,057     170,368    170,368    1,170,368   200,966    200,966    1,200,966
  18       327,600     178,112    178,112    1,178,112   217,225    217,225    1,217,225
  19       357,856     184,466    184,466    1,184,466   233,882    233,882    1,233,882
  20       389,927     189,101    189,101    1,189,101   250,943    250,943    1,250,943
  25       581,564     169,804    169,804    1,169,804   334,919    334,919    1,334,919
  30       838,017      11,177     11,177    1,011,177   388,640    388,640    1,388,640


---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy account value and net cash surrender value for a policy would also be different from those shown, depending on the investment allocation made to the Subaccounts and the different rates of return of the Subaccounts if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for particular Subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
        FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION A        ANNUAL PREMIUM    $10,000

             ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%


                       GUARANTEED* (NET RATE OF 10.01%)     CURRENT** (NET RATE OF 10.17%)
          PREMIUMS     ---------------------------------   ---------------------------------
END OF   ACCUMULATED    POLICY     NET CASH                 POLICY     NET CASH
POLICY   AT 6% INT.     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
 YEAR     PER YEAR       VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
------   -----------   ---------   ---------   ---------   ---------   ---------   ---------
1...        10,600         7,944           0   1,000,000       8,270         270   1,000,000
2...        21,836        18,215       7,215   1,000,000      18,923       7,923   1,000,000
3...        33,746        29,418      16,534   1,000,000      30,558      17,674   1,000,000
4...        46,371        41,625      28,741   1,000,000      43,258      30,374   1,000,000
5...        59,753        54,912      42,028   1,000,000      57,116      44,232   1,000,000
6...        73,938        69,362      56,478   1,000,000      72,213      59,329   1,000,000
7...        88,975        85,061      72,177   1,000,000      88,655      75,771   1,000,000
8...       104,913       102,104      89,220   1,000,000     106,538      93,654   1,000,000
9...       121,808       120,592     107,708   1,000,000     126,152     113,268   1,000,000
10..       139,716       140,632     127,748   1,000,000     147,715     134,831   1,000,000
11..       158,699       162,335     149,451   1,000,000     171,397     158,513   1,000,000
12..       178,821       185,822     175,515   1,000,000     197,406     187,099   1,000,000
13..       200,151       211,211     203,481   1,000,000     225,983     218,252   1,000,000
14..       222,760       238,626     233,472   1,000,000     257,338     252,184   1,000,000
15..       246,725       268,200     265,623   1,000,000     291,660     289,084   1,000,000
16..       272,129       301,174     301,174   1,000,000     331,057     331,057   1,000,000
17..       299,057       336,847     336,847   1,000,000     374,641     374,641   1,000,000
18..       327,600       375,560     375,560   1,000,000     422,855     422,855   1,000,000
19..       357,856       417,596     417,596   1,000,000     476,116     476,116   1,000,000
20..       389,927       463,336     463,336   1,000,000     535,009     535,009   1,000,000
25..       581,564       768,199     768,199   1,000,000     938,320     938,320   1,004,002
30..       838,017     1,293,671   1,293,671   1,358,354   1,608,952   1,608,952   1,689,399


---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy account value and net cash surrender value for a policy would also be different from those shown, depending on the investment allocation made to the Subaccounts and the different rates of return of the Subaccounts if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for particular Subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
        FLEXIBLE PREMIUM ADJUSTABLE SURVIVORSHIP VARIABLE LIFE INSURANCE

$1,000,000 FACE AMOUNT   MALE INSURED ISSUE AGE 55 PREFERRED
                        FEMALE INSURED ISSUE AGE 50 PREFERRED
DEATH BENEFIT OPTION B       ANNUAL PREMIUM      $10,000

             ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN 12%


                        GUARANTEED* (NET RATE OF 10.01%)     CURRENT** (NET RATE OF 10.17%)
          PREMIUMS     ----------------------------------   ---------------------------------
END OF   ACCUMULATED    POLICY     NET CASH                  POLICY     NET CASH
POLICY   AT 6% INT.    ACCOUNT    SURRENDER      DEATH       ACCOUNT    SURRENDER     DEATH
 YEAR     PER YEAR      VALUE       VALUE       BENEFIT       VALUE       VALUE      BENEFIT
------   -----------   --------   ----------   ----------   ---------   ---------   ---------
1...        10,600       7,943           0     1,007,943        8,270         270   1,008,270
2...        21,836      18,213       7,213     1,018,213       18,921       7,921   1,018,921
3...        33,746      29,409      16,525     1,029,409       30,549      17,665   1,030,549
4...        46,371      41,602      28,718     1,041,602       43,235      30,351   1,043,235
5...        59,753      54,861      41,977     1,054,861       57,063      44,179   1,057,063
6...        73,938      69,260      56,376     1,069,260       72,109      59,225   1,072,109
7...        88,975      84,876      71,992     1,084,876       88,464      75,580   1,088,464
8...       104,913     101,785      88,901     1,101,785      106,209      93,325   1,106,209
9...       121,808     120,069     107,185     1,120,069      125,634     112,750   1,125,634
10..       139,716     139,806     126,922     1,139,806      146,949     134,065   1,146,949
11..       158,699     161,067     148,183     1,161,067      170,308     157,424   1,170,308
12..       178,821     183,918     173,611     1,183,918      195,895     185,588   1,195,895
13..       200,151     208,409     200,679     1,208,409      223,927     216,197   1,223,927
14..       222,760     234,564     229,410     1,234,564      254,569     249,416   1,254,569
15..       246,725     262,386     259,809     1,262,386      287,928     285,352   1,287,928
16..       272,129     292,920     292,920     1,292,920      326,070     326,070   1,326,070
17..       299,057     325,229     325,229     1,325,229      368,105     368,105   1,368,105
18..       327,600     359,405     359,405     1,359,405      414,404     414,404   1,414,404
19..       357,856     395,344     395,344     1,395,344      465,225     465,225   1,465,225
20..       389,927     432,956     432,956     1,432,956      521,038     521,038   1,521,038
25..       581,564     637,757     637,757     1,637,757      886,658     886,658   1,886,658
30..       838,017     819,746     819,746     1,819,746    1,432,070   1,432,070   2,432,070


---------------
 * These values reflect investment results using guaranteed cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

** These values reflect investment results using current cost of insurance rates, mortality and expense risk, premium expense and administrative charges.

The death benefit may, and the policy account values and net cash surrender values will differ if premiums are paid in different amounts or frequencies.

It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy account value and net cash surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, policy account value and net cash surrender value for a policy would also be different from those shown, depending on the investment allocation made to the Subaccounts and the different rates of return of the Subaccounts if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for particular Subaccounts. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                    PART II
                               OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     Article VIII of PLACA's By-Laws provides, in part:

          To the fullest extent permitted by law, the Company shall indemnify any present, former or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorney's fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer or employee in settlement of, or in satisfaction of a judgement or fine in, any such action or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty.

Insofar as indemnification or liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that any claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                         REASONABLENESS REPRESENTATION

Providentmutual Life and Annuity Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Providentmutual Life and Annuity Company of America.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

        The facing sheet.


        The Prospectus consisting of 176 pages.


        The undertaking to file reports.

        Rule 484 undertaking.

        Reasonableness Representation.

        The Signatures

The following exhibits:


1.A.1.a.      Resolution of the Board of Directors of Providentmutual Life
              and Annuity Company of America authorizing establishment of the Providentmutual Variable Life Separate Account(4)
1.A.1.b.      Resolution of the Board of Directors of Providentmutual Life
              and Annuity Company of America authorizing additional
              Subaccounts of the Providentmutual Variable Life Separate
              Account(4)
1.A.1.c.      Resolution of the Board of Directors of Providentmutual Life
              and Annuity Company of America authorizing additional
              Subaccounts of the Providentmutual Variable Life Separate
              Account(7)
1.A.1.d.      Resolution of the Board of Directors of Providentmutual Life
              and Annuity Company of America authorizing Additional
              Subaccounts of the Providentmutual Variable Life Separate
              Account.(12)
1.A.2.        None
1.A.3.a.i.    Form of Underwriting Agreement among Providentmutual Life
              and Annuity Company of America, PML Securities, Inc. and
              Providentmutual Variable Life Separate Account(4)
1.A.3.b.i.    Personal Producing General Agent's Agreement and
              Supplement(4)
1.A.3.b.ii.   Personal Producing Agent's Agreement and Supplement(4)
1.A.3.b.iii.  Producing General Agent's Agreement and Supplement(4)
1.A.3.c.iv.   Form of Selling Agreement between PML Securities, Inc. and
              Broker/Dealers(4)
1.A.4.        Inapplicable
1.A.5.        Flexible Premium Adjustable Survivorship Variable Life
              Insurance Policy (Form VL203)(6)
1.A.5.c.      Guaranteed Minimum Death Benefit Ride (PLC320)(4)
1.A.5.d.      Children's Term Rider (PLC306)(5)
1.A.5.e.      Extension of Final Policy Date Rider (PLC822)(4)
1.A.5.f.      Change of Insured Rider (PLC905)(4)
1.A.5.g.      Disability Waiver Benefit Rider (R2901)(5)
1.A.5.h.      Policy Split Rider (R2615)(6)
1.A.5.i.      Additional Insurance Benefit Rider (R2310)(11)
1.A.6.a.      Charter of Providentmutual Life and Annuity Company of
              America(1)
1.A.6.b.      By-Laws of Providentmutual Life and Annuity Company of
              America(1)
1.A.7.        Inapplicable

1.A.8.        Inapplicable
1.A.9.        Inapplicable
1.A.10.       Form of Application(7)
1.A.10.a.     Supplemental Application for Flexible Premium(3)
1.A.10.b.     Initial Allocation Selection(3)
2.            See Exhibits 1.A
3.A.          Opinion and Consent of James Bernstein, Esquire(11)
3.B.          Consent of James Bernstein, Esquire
4.            Inapplicable
5.            Inapplicable
6.A.          Opinion and Consent of Scott V. Carney, FSA, MAAA(11)
6.B.          Consent of Scott V. Carney, FSA, MAAA
7.A.          Consent of Sutherland Asbill & Brennan LLP
7.B.          Consent of PricewaterhouseCoopers LLP
8.            Description of Providentmutual Life and Annuity Company of
              America's Issuance, Transfer and Redemption Procedures for
              Policies(10)
9.            Powers of Attorney(12)
10.A.         Participation Agreement among Market, Street Fund, Inc.,
              Providentmutual Life and Annuity Company of America and PML
              Securities, Inc.(1)
10.B.         Participation Agreement among Variable Insurance Products
              Fund, Fidelity Corporation and Providentmutual Life and
              Annuity Company of America(2)
10.C.         Participation Agreement among Variable Insurance Products
              Fund II, Fidelity Corporation and Providentmutual Life and
              Annuity Company of America(2)
10.D.         Form of Fund Participation Agreement among Neuberger &
              Berman Advisers Managers Trust and Providentmutual Life and
              Annuity Company of America(1)
10.E.         Participation Agreement between Van Eck Investment Trust and
              Providentmutual Life and Annuity Company of America(1)
10.F.         Participation Agreement among The Alger American Fund,
              Providentmutual Life and Annuity Company of America and Fred
              Alger and Company Incorporated(2)
10.G.         Support Agreement between Provident Mutual Life Insurance
              Company and Providentmutual Life and Annuity Company of
              America.(1)
10.I.         Form of Participation Agreement between Strong Opportunity
              Fund II, Inc., Strong Variable Insurance Funds, Inc. and
              Providentmutual Life and Annuity Company of America(7)
10.J.         Participation Agreement among Market Street Fund,
              Providentmutual Life and Annuity Company of America and 1717
              Capital Management Company(9)
10.K.         Shareholder Services Agreement among Provident Mutual Life
              Insurance Company, Providentmutual Life and Annuity Company
              of America, and American Century(R) Variable Portfolios,
              Inc. Services, Inc.(13)

10.L.         Participation Agreement between Janus Aspen Series and
              Providentmutual Life and Annuity Company of America.(12)
10.M.         Participation Agreement among Oppenheimer Variable Account
              Funds, Provident Mutual Life Insurance Company,
              Providentmutual Life and Annuity Company of America, and
              OppenheimerFunds, Inc.(13)
10.N.         Second Amendment to Participation Agreement among
              Providentmutual Life and Annuity Company of America,
              Variable Insurance Products Fund, and Fidelity Distributors
              Corporation(12)
10.O.         Second Amendment to Participation Agreement among
              Providentmutual Life and Annuity Company of America,
              Variable Insurance Products Fund II, and Fidelity
              Distributors Corporation(12)
10.P.         Addendum to Participation Agreement among Provident Mutual
              Life Insurance Company, Providentmutual Life and Annuity
              Company of America, Van Eck Investment Trust, and Van Eck
              Securities Corporation(13)
10.Q.         Participation Agreement between Dreyfus Variable Investment
              Fund and Providentmutual Life and Annuity Company of
              America(14)
10.R.         First Amendment to Participation Agreement between Dreyfus
              Variable Investment Fund and Providentmutual Life and
              Annuity Company of America(12)
10.S.         Second Amendment to Participation Agreement between Dreyfus
              Variable Investment Fund and Providentmutual Life and
              Annuity Company of America(12)
27.           Inapplicable


---------------
 (1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.

 (2) Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-2625.

 (3) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-42133.

 (4) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, file No. 33-83138.

 (5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on March 4, 1999, File No. 333-67775.

 (6) Incorporated herein by reference to the initial filing of this Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on July 9, 1999, File No. 333-82611.

 (7) Incorporated herein by reference to Post-Effective Amendment No. 2, filed on April 24, 2000, File No. 333-67775.

 (8) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on February 8, 2001, File No. 333-67775.

 (9) Incorporated herein by reference to the initial filing on the Form N-4 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 5, 2001, File No. 333-58310.

(10) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on April 19, 2001, File No. 333-84475.

(11)Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2001, File No. 333-82611.



(12)Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 19, 2002, File No. 333-67775.



(13)Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for Provident Mutual Life Insurance Company filed on April 19, 2002, File No. 333-71763.



(14)Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement for Providentmutual Life and Annuity Company of America filed on April 25, 2000, File No. 33-65512.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Providentmutual Variable Life Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the County of New Castle, State of Delaware, on the 18th day of April, 2002.


                                          PROVIDENTMUTUAL VARIABLE LIFE SEPARATE
                                          ACCOUNT (REGISTRANT)


                                          By: PROVIDENTMUTUAL LIFE AND ANNUITY

                                     COMPANY OF AMERICA (DEPOSITOR)

Attest:            /s/ JAMES BERNSTEIN               By:  /s/ ROBERT W. KLOSS
         ----------------------------------------         ----------------------------------------
                     James Bernstein                      Robert W. Kloss
                                                          Director and President

                                                     PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF
                                                     AMERICA
                                                     (DEPOSITOR)

Attest:            /s/ JAMES BERNSTEIN               By:  /s/ ROBERT W. KLOSS
         ----------------------------------------         ----------------------------------------
                     James Bernstein                      Robert W. Kloss
                                                          Director and President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 18, 2002.



                    SIGNATURES                                             TITLE
                    ----------                                             -----
                /s/ ROBERT W. KLOSS                  Director and President (Principal Executive
---------------------------------------------------  Officer)
                  Robert W. Kloss

               /s/ MARY LYNN FINELLI                 Director, Vice President, and Assistant Secretary
---------------------------------------------------  (Principal Financial Officer)
                 Mary Lynn Finelli

               /s/ MICHAEL E. FUNCK                  Financial Reporting Officer (Principal Accounting
---------------------------------------------------  Officer)
                 Michael E. Funck

                         *                           Vice President and Actuary
---------------------------------------------------
                  Scott V. Carney

                         *                           Director
---------------------------------------------------
                 James D. Kestner

                         *                           Director, Vice President, Actuary, and Assistant
---------------------------------------------------  Secretary
                  Alan F. Hinkle

                         *                           Director, Vice President -- Individual Insurance
---------------------------------------------------  Operations, and Assistant Secretary
                  Joan C. Tucker

                         *                           Director
---------------------------------------------------
                   Mehran Assadi

                         *                           Director
---------------------------------------------------
                 Linda M. Springer

                         *                           Treasurer
---------------------------------------------------
                   Rosanne Gatta

             *By: /s/ JAMES BERNSTEIN
   ---------------------------------------------
                    James Bernstein
                    Attorney-in-Fact
             Pursuant to Power of Attorney

                                 EXHIBIT INDEX



3.B.  Consent of James Bernstein, Esquire
6.B.  Consent of Scott V. Carney, FSA, MAAA
7.A.  Consent of Sutherland Asbill & Brennan LLP
7.B.  Consent of PricewaterhouseCoopers LLP